Securities Act File No. 333-174926

ICA No. 811-22549

As filed with the Securities and Exchange Commission on September 24, 2015

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No. □

Post-Effective Amendment No. _253 ☒

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 ☒

Amendment No. 255

(Check Appropriate Box or Boxes)

Northern Lights Fund Trust II

(Exact Name of Registrant as Specified in Charter)

17605 Wright Street

Omaha, NE 68130

Attention:  Brian Nielsen

 (Address of Principal Executive Offices) (Zip Code)

(402) 895-1600

 (Registrant's Telephone Number, Including Area Code)

The Corporation Trust Company

Corporate Trust Center

1209 Orange Street

Wilmington, DE 19801

(Name and Address of Agent for Service)

With a copy to:

David J. Baum, Esq. Alston & Bird, LLP 950 F Street NW Washington, DC 20004 (202) 239-3346	James P. Ash, Esq. Senior Vice President Gemini Fund Services, LLC 80 Arkay Drive, Suite 110 Hauppauge, New York 11788 (631) 470-2619

 Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

( ) immediately upon filing pursuant to paragraph (b).

(X) On October 1, 2015 pursuant to paragraph (b).

( ) 60 days after filing pursuant to paragraph (a)(1).

( ) On ____________ (date) pursuant to paragraph (a)(1)

( ) 75 days after filing pursuant to paragraph (a)(2).

(  ) on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, Registrant hereby elects to register an indefinite number of shares of Registrant and any series thereof hereinafter created.

 EXPLANATORY NOTE

This Post-Effective Amendment No. 253 to the Registration Statement contains the Prospectus and Statement of Additional Information describing the Even Keel Multi-Asset Managed Risk Fund, a series of the Registrant. This Post-Effective Amendment to the Registration Statement is organized as follows: (a) Prospectus relating to the Even Keel Multi-Asset Managed Risk Fund; (b) Statement of Additional Information relating to the Even Keel Multi-Asset Managed Risk Fund; and (c) Part C Information relating to all series of the Registrant. The Prospectuses and Statements of Additional Information for the other series of the Registrant are not affected hereby.

Even Keel Multi-Asset Managed Risk Fund

Class A Shares (Symbol: EKMAX)

Class C Shares (Symbol: EKACX)

Class F Shares (Symbol: EKAFX)

Class I Shares (Symbol: EKAIX)

Prospectus

October 1, 2015

The U. S. Securities and Exchange Commission (“SEC”) has not approved or disapproved of these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Even Keel Multi-Asset Managed Risk Fund

a series of the Northern Lights Fund Trust II (the “Trust”)

TABLE OF CONTENTS

Summary Section	1
Investment Strategies, Related Risks and Disclosure of Portfolio Holdings	6
Investment Objective	6
Principal Investment Strategies	6
Principal Risks of Investing in the Fund	7
Portfolio Holdings Information	10
Management of the Fund	10
The Adviser	10
Portfolio Managers	11
Shareholder Information	11
Choosing a Share Class	11
More About Class A Shares	12
More About Class C Shares	14
More About Class F Shares	14
More About Class I Shares	14
Share Price	14
How to Purchase Shares	15
How to Redeem Shares	17
Redemption Fee	19
Tools to Combat Frequent Transactions	20
Distribution of Fund Shares	21
Distributions and Taxes	21
Tax Status, Dividends and Distributions	21
Financial Highlights	22
Privacy Policy	27

Summary Section

Investment Objective. The primary investment objective of the Even Keel Multi-Asset Managed Risk Fund (the “Fund”) is to seek long-term capital appreciation and current income, consistent with capital preservation.

Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on Class A shares if you invest, or agree to invest in the future, at least $25,000 in the Fund. More information about these and other discounts is available from your financial professional and under “Shareholder Information – More About Class A Shares” beginning on page 12 of this Prospectus.

Shareholder Fees (fees paid directly from your investment)	Class A	Class C	Class F	Class I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	1.00% (1)	1.00%(2)	None	None
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	None	None	None	None
Redemption Fee (as a percentage of amount redeemed within 30 days of purchase)	1.00%	1.00%	1.00%	1.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.25%	0.25%	0.25%	0.25%
Distribution and/or Service (Rule 12b-1) Fees	0.40%	1.00%	0.40%	None
Other Expenses	0.20%	0.20%	0.20%	0.25%(3)
Acquired Fund Fees and Expenses(4)	0.44%	0.44%	0.44%	0.44%
Total Annual Fund Operating Expenses	1.29%	1.89%	1.29%	0.94%
(1)	A maximum contingent deferred sales charge (“CDSC”) of 1.00% may apply to certain redemptions of Class A shares made within the first 12 months of their purchase when an initial sales charge was not paid on the purchase.
(2)	A maximum contingent deferred sales charge (“CDSC”) of 1.00% will apply to certain redemptions of Class C shares made within the first 12 months of their purchase.
(3)	Other expenses include 0.05% in recouped management fees in accordance with the operating expense limitation agreement.
(4)	This number represents the combined total fees and operating expenses of the Acquired Funds owned by the Fund and is not a direct expense incurred by the Fund or deducted from the Fund assets. Since this number does not represent a direct operating expense of the Fund, the operating expenses set forth in the Fund’s financial highlights do not include this figure.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the expense limitation and any recoupment for one year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

	One Year	Three Years	Five Years	Ten Years
Class A	$699	$960	$1,242	$2,042
Class C	$292	$594	$1,021	$2,212
Class F	$131	$409	$708	$1,556
Class I	$96	$289	$498	$1,101

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Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Total Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal period ended May 31, 2015 the Fund’s portfolio turnover rate was 22% of the average value of the portfolio.

Principal Investment Strategies. In order to accomplish the Fund’s objective, the Fund will provide exposure to a diversified portfolio of core holdings, futures contracts and cash with the dual goals of generating long-term capital appreciation and current income, while strategically managing portfolio volatility and downside risk.

The Fund is a fund of funds, and the core holdings will include exposure to equity markets (including U.S. large cap equity, U.S. mid cap equity, and U.S. small cap equity, along with foreign securities in both developed and emerging markets), and fixed income (including high yield bonds, which are also referred to as “junk bonds”). The core holdings will consist of institutional share classes of actively managed mutual funds, exchange-traded funds (“ETFs”) and index funds (“Underlying Funds”). Milliman selects actively managed mutual funds to maximize the potential for the portfolio to outperform index benchmarks, subject to risk constraints. Also, actively managed mutual funds are selected based on compatibility with the Milliman Managed Risk StrategyTM.

The goal of the Milliman Managed Risk StrategyTM is to ensure that the volatility of the Fund does not materially exceed 10% for an extended period of time and to reduce the downside exposure of the Fund during periods of significant and sustained market declines. The volatility management process is designed to keep the risk level of the Fund from increasing significantly during periods of market turbulence. The target volatility level will be set from time to time by the Adviser and may be adjusted if deemed advisable in the judgment of the Adviser. There is no assurance that the Fund will meet its investment objective.

Typically, exchange-traded futures contracts will be used to implement the Milliman Managed Risk StrategyTM within the Fund. Futures contracts on major equity indices, U.S. Treasury bonds, and currencies are used. These instruments have been selected based on their high levels of liquidity and the security provided by major exchanges as the counterparty in a hedging transaction. Futures contracts are only used to reduce risk relative to a long-equity portfolio.

Under normal market conditions, the Adviser generally expects to invest the Fund’s core holdings within the following ranges: between 15-40% in U.S. large cap equity; between 5-12% in U.S. mid cap equity; between 5-12% in U.S. small cap equity; between 10-50% in international developed markets; between 5-15% in international emerging markets; between 20-40% in U.S. bonds; and between 2-10% in international bonds. The Adviser may invest outside of these ranges in its sole discretion in response to market conditions or to take advantage of investment opportunities.

Principal Risks. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The principal risks of investing in the Fund are:

•	Management Risk. The risk that investment strategies employed by the Adviser in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other similar investment vehicles having similar investment strategies.
•	General Market Risk. The risk that the value of the Fund’s shares will fluctuate based on the performance of the Fund’s investments and other factors affecting the securities markets generally.
•	Strategy Risk. The risk that investment strategies employed by the Adviser in selecting investments and asset allocations for the Fund may not result in an increase in the value of your investment or in overall performance equal to other investments.
•	Equity Market Risk. The risk that common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change.

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•	Fund of Funds Risk. The Fund is a “fund of funds,” a term typically used to describe an investment company whose principal investment strategy involves investing in other investment companies. The cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. Investors in the Fund will indirectly bear fees and expenses charged by the investment companies in which a Fund invests in addition to the Fund’s direct fees and expenses. The Fund also will incur brokerage costs when it purchases investment company shares.
•	Large-Cap Company Risk. The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors.
•	Mid-Cap Company Risk. The risk that the mid-cap companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these mid-sized companies may pose additional risks, including liquidity risk, because these companies tend to have limited product lines, markets and financial resources, and may depend upon a relatively small management group. Therefore, mid-cap stocks may be more volatile than those of larger companies.
•	Small- and Micro-Cap Company Risk. The risk that the securities of small-cap and micro-cap companies may be more volatile and less liquid than the securities of companies with larger market capitalizations. These small-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies.
•	Fixed Income Securities Risk. Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. Fixed income securities are also subject to prepayment and credit risks.
•	High-Yield Debt Securities Risk. The risk that high-yield debt securities or “junk bonds” are subject to a greater risk of loss of income and principal than higher-grade debt securities. Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy.
•	Exchange-Traded Funds Risk. The risk related to investing in ETFs that do not apply to investments in conventional mutual funds, including that the market price of the ETF’s shares may trade at a discount to their net asset value (“NAV”) or that an active trading market for an ETF’s shares may not develop or be maintained.
•	Foreign Securities and Currency Risk. The risk of investments in foreign companies involve certain risks not generally associated with investments in the securities of U.S. companies, including changes in currency exchange rates, unstable political, social and economic conditions, a lack of adequate or accurate company information, differences in the way securities markets operate, less secure international banks or securities depositories than those in the U.S. and foreign controls on investment. In addition, individual international country economies may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross domestic product, rates of inflation, capital reinvestment, resources, self-sufficiency and balance of payments position. These risks may be greater in emerging markets and in less developed countries.
•	Emerging Markets Risk. Investments in emerging markets instruments involve greater risks than investing in foreign instruments in general. Risks of investing in emerging market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.
•	Swap Agreement Risk. The Fund may invest in funds that enter into swap contracts. Swap Agreement Risk is the risk that a swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party.
•	Derivative Securities Risk. The risk that the Fund’s use of derivatives will cause losses due to the unexpected effect of market movements on a derivative’s price, or because the derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market.

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•	Options and Futures Risk. When options are purchased over the counter, the Fund bears the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases, the Fund may have difficulty closing out its position.
•	Tax Risk. Certain of the Fund’s investment strategies, including transactions in options and futures contracts, may be subject to the special tax rules, the effect of which may have adverse tax consequences for the Fund.
•	Cyber Security Risk. As the use of technology has become more prevalent in the course of business, the Fund has become more susceptible to operational, financial and information security risks resulting from cyber-attacks and/or technological malfunctions. Successful cyber-attacks and/or technological malfunctions affecting the Fund or its service providers can result in, among other things, financial losses to the Fund and its shareholders, the inability to process transactions with shareholders or other parties and the release of private shareholder information or confidential Fund information. While measures have been developed which are designed to reduce the risks associated with cyber security, there are inherent limitations in such measures and there is no guarantee those measures will be effective, particularly since the Fund does not directly control the cyber security measures of its service providers, financial intermediaries and companies in which it invests or with which it does business.

An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

Performance. The bar chart and Average Annual Total Returns table gives some indication of the risks of investing in the Fund. The bar chart shows the performance of Class I shares of the Fund for each full calendar year since the Fund’s inception. The Average Annual Total Returns table shows how the Fund’s average annual returns compare with those of a broad measure of market performance. Remember, the Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information will be available at no cost by calling the Fund toll-free at 1-855-754-7939.

Class I Shares[1]

Calendar Year Returns as of December 31

The calendar year-to-date return for the Fund’s Class I shares as of June 30, 2015 was -0.08%.

During the period shown in the bar chart, the best performance for a quarter was 5.10% (for the quarter ended March 31, 2013). The worst performance was -1.40% (for the quarter ended September 30, 2014).

[1] The returns shown in the bar chart are for Class I shares. The performance of Class A shares, Class C shares and Class F shares will differ due to differences in expenses.

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Average Annual Total Returns for the periods ended December 31, 2014

	One Year	Life of Fund*, **
Class I Shares
Return Before Taxes	2.30%	8.25%
Return After Taxes on Distributions(1)	1.86%	7.82%
Return After Taxes on Distributions and Sale of Fund Shares	1.38%	6.24%
Class A Shares
Return Before Taxes	N/A	1.26%
Class C Shares
Return Before Taxes	N/A	1.26%
Class F Shares
Return Before Taxes	N/A	1.18%
S&P Balanced Equity and Bond Index-Moderate Index (reflects no deduction for fees, expenses or taxes)	11.46%	10.72%
S&P 500® Daily Risk Control 10% Total Return Index (reflects no deduction for fees, expenses or taxes)	8.14%	14.59%

*Class I shares of the Even Keel Multi-Asset Managed Risk Fund commenced operations June 15, 2012.

** Class A, Class C and Class F shares of the Even Keel Multi-Asset Managed Risk Fund commenced operations October 1, 2014.

After-tax returns are based on the highest historical individual federal marginal income tax rates, and do not reflect the impact of state and local taxes; actual after-tax returns depend on an individual investor's tax situation and may differ from those shown. If you own shares of the Fund in a tax-deferred account, such as an individual retirement account or a 401(k) plan, this information is not applicable to your investment. A higher after-tax return results when a capital loss occurs upon redemption and translates into an assumed tax deduction that benefits the shareholder.

The S&P 500® Balanced Equity and Bond Index – Moderate Index (the “Index”) The construction of the index involves taking a long position in the S&P 500 Total Return Index with 50% weight, and a long position in the S&P/BGCantor 7-10 Year Bond Index with 50% weight. Investors may not invest in the index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

The S&P 500® Daily Risk Control 10% Total Return Index (the “Index”) relies on the existing S&P 500 methodology and overlays mathematical algorithms to control the index risk profile at a specific volatility target. Investors may not invest in the index directly; unlike the Fund's returns, the Index does not reflect any fees or expenses.

Investment Adviser. Milliman Financial Risk Management LLC serves as the Fund’s investment adviser (the “Adviser”).

Portfolio Managers. The following serve as the Fund’s portfolio managers:

Portfolio Manager	Primary Title	With Fund Since:
Adam Schenck	Portfolio Manager	March, 2012
Blake Graves	Portfolio Manager	March, 2012

Purchase and Sale of Fund Shares. You may conduct transactions by mail (Even Keel Multi-Asset Managed Risk Fund, c/o Gemini Fund Services, LLC, 17605 Wright Street, Suite 2, Omaha NE 68130), or by telephone at 1-855-754-7939. Investors who wish to purchase or redeem Fund shares through a financial intermediary should contact the financial intermediary directly. The minimum initial investment in the Fund is $20,000 for Class I shares, $1,000 for

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Class A shares, Class C shares and Class F shares. There is no minimum subsequent investment requirements. The Fund may waive minimum initial investment requirements in its sole discretion.

Tax Information. The Fund’s distributions are taxable, and will be taxed as ordinary income or capital gains, unless you are investing through a tax-deferred arrangement, such as a 401(k) plan or an individual retirement account.

Payments to Broker-Dealers and Other Financial Intermediaries. If you purchase Fund shares through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create conflicts of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Investment Strategies, Related Risks and Disclosure of Portfolio Holdings

Investment Objective

The primary investment objective of the Fund is to seek long-term capital appreciation and current income, consistent with capital preservation.

The Fund’s investment objective is not fundamental and may be changed without the approval of shareholders. Shareholders will be given 60 days’ prior notice of any such change.

Principal Investment Strategies

Principal Investment Strategies. In order to accomplish the Fund’s objectives, the Fund will provide exposure to a diversified portfolio of core holdings, futures contracts and cash with the dual goals of generating long-term capital appreciation and current income, while strategically managing portfolio volatility and downside risk.

The Fund is a fund of funds, and the core holdings will include exposure to equity markets (including U.S. large cap equity, U.S. mid cap equity, and U.S. small cap equity, along with foreign securities in both developed and emerging markets), and fixed income. The core holdings will consist of institutional share classes of actively managed mutual funds, exchange-traded funds (ETFs) and index funds (“Underlying Funds”). Milliman selects actively managed mutual funds to maximize the potential for the portfolio to outperform index benchmarks, subject to risk constraints. Also, actively managed mutual funds are selected based on compatibility with the Milliman Managed Risk StrategyTM. Certain Underlying Funds in which the Fund invests may enter into swap agreements, although the Fund itself does not intend to enter into swap agreements directly.

For the Fund’s fixed income exposure, the Fund will invest in Underlying Funds that invest in fixed income securities, primarily those that invest in intermediate term bonds. Additionally, the Fund may invest between 0% and 10% of its assets in Underlying Funds that invest primarily in high yield bonds, which are also referred to as “junk bonds.” These percentages may change in the future to reflect possible changes in the interest rate environment.

The goal of the Milliman Managed Risk StrategyTM is to ensure that the volatility of the Fund does not materially exceed 10% for an extended period of time and to reduce the downside exposure of the Fund during periods of significant and sustained market declines. The volatility management process is designed to keep the risk level of the fund from increasing significantly during periods of market turbulence. The target volatility level will be set from time to time by the Adviser and may be adjusted if deemed advisable in the judgment of the Adviser. In an attempt to reduce losses during periods of significant and sustained market declines, the Milliman Managed Risk StrategyTM uses a futures-based risk management process based on strategies commonly used by major financial institutions. This strategy adjusts futures positions on a daily basis, subject to market-based thresholds, in an effort to preserve the capital of the fund on a rolling five-year basis. In a severely declining market, futures gains may be harvested and re-invested in growth assets in an effort to maximize long-term returns. There is no assurance that the Fund will meet its investment objective.

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Exchange-traded futures contracts will be used to implement the Milliman Managed Risk StrategyTM within the Fund. Futures contracts on major equity indices, U.S. Treasury bonds, and currencies are used. These instruments have been selected based on their high levels of liquidity and the security provided by major exchanges as the counterparty in a hedging transaction. Futures contracts are only used to reduce risk relative to a long-equity portfolio.

The core holdings will correspond to an asset allocation model that would typically be described as “balanced-appreciation.” Given the risk reducing effect of the Milliman Managed Risk StrategyTM, the aggregate Fund would be characterized as a “balanced” fund.

Under normal market conditions, the Adviser generally expects to invest the Fund’s core holdings within the following ranges: between 15-40% in U.S. large cap equity; between 5-12% in U.S. mid cap equity; between 5-12% in U.S. small cap equity; between 10-50% in international developed markets; between 5-15% in international emerging markets; between 20-40% in U.S. bonds; and between 2-10% in international bonds. The Adviser may invest outside of these ranges in its sole discretion in response to market conditions or to take advantage of investment opportunities.

Principal Risks of Investing in the Fund

Before investing in the Fund, you should carefully consider your own investment goals, the amount of time you are willing to leave your money invested and the amount of risk you are willing to take. Remember that in addition to possibly not achieving your investment goals, you could lose money by investing in the Fund. The value of your investment in the Fund will go up and down with the prices of the securities in which the Fund invests. The principal risks of investing in the Fund are:

Management Risk. Management risk is the risk that the investment process used by the Fund’s portfolio manager could fail to achieve the Fund’s investment goal and cause an investment in the Fund to lose value.

General Market Risk. The market value of a security may move up or down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for it, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole. U.S. and international markets have experienced significant volatility since 2008. The fixed income markets have experienced substantially lower valuations, reduced liquidity, price volatility, credit downgrades, increased likelihood of default and valuation difficulties. Concerns have spread to domestic and international equity markets. In some cases, the stock prices of individual companies have been negatively impacted even though there may be little or no apparent degradation in the financial conditions or prospects of that company. As a result of this significant volatility, many of the following risks associated with an investment in the Fund may be increased. The U.S. government has taken numerous steps to alleviate these market concerns. However, there is no assurance that such actions will be successful. Continuing market problems may have adverse effects on the Fund.

Strategy Risk. The Fund’s investment strategies may fail to produce the intended results. There is no guarantee that the Fund’s investment strategies will succeed in limiting the Fund’s exposure to stock market movements, capitalization, sector swings or other risk factors. Certain of the Fund’s investment strategies involve complex securities and transactions that involve risks different from those involved with direct investments in equity securities.

Equity Market Risk. Common stocks are susceptible to general stock market fluctuations and to volatile increases and decreases in value as market confidence in and perceptions of their issuers change. These investor perceptions are based on various and unpredictable factors including expectations regarding: government, economic, monetary and fiscal policies; inflation and interest rates; economic expansion or contraction; and global or regional political, economic and banking crises. If you held common stock of any given issuer, you would generally be exposed to greater risk than if you held preferred stocks and debt obligations of the issuer because common stockholders generally have inferior rights to receive payments from issuers in comparison with the rights of preferred stockholders, bondholders and other creditors of such issuers.

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Large-Cap Company Risk. Larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large-cap companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion.

Mid-Cap Company Risk. Generally, mid-cap companies may have more potential for growth than large-cap companies. Investing in mid-cap companies, however, may involve greater risk than investing in large-cap companies. Mid-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large-cap companies and, therefore, their securities may be more volatile than the securities of larger, more established companies, making them less liquid than other securities. Mid-cap company stocks may also be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Fund wants to sell a large quantity of a mid-cap company’s stock, it may have to sell at a lower price than the Adviser might prefer, or it may have to sell in smaller than desired quantities over a period of time.

Small- and Micro-Cap Company Risk. Generally, small- and micro-cap, and less seasoned companies, have more potential for rapid growth. They also often involve greater risk than large- or mid-cap companies, and these risks are passed on to the Fund. These smaller-cap companies may not have the management experience, financial resources, product diversification and competitive strengths of large- or mid-cap companies, and, therefore, their securities tend to be more volatile than the securities of larger, more established companies, making them less liquid than other securities. Small- and micro-cap company stocks tend to be bought and sold less often and in smaller amounts than larger company stocks. Because of this, if the Fund wants to sell a large quantity of a smaller-cap company’s stock, it may have to sell at a lower price than the Adviser might prefer, or it may have to sell in smaller than desired quantities over a period of time. An investment in the Fund that is subject to these risks may be more suitable for long-term investors who are willing to bear the risk of these fluctuations.

Fixed Income Securities Risk. Fixed income securities are subject to the risk that securities could lose value because of interest rate changes. Fixed income securities with longer maturities are subject to greater price shifts as a result of interest rate changes than fixed income securities with shorter maturities. There is also the risk that a bond issuer may “call,” or repay, its high yielding bonds before their maturity dates. Fixed income securities subject to prepayment can offer less potential for gains during a declining interest rate environment and similar or greater potential for loss in a rising interest rate environment. On the other hand, rising interest rates could cause prepayments of the obligations to decrease, extending the life of mortgage- and asset-backed securities with lower payment rates. Fixed income securities are generally subject to credit risk, which is the risk that an issuer will not make timely payments of principal and interest. Limited trading opportunities for certain fixed income securities may make it more difficult to sell or buy a security at a favorable price or time.

High-Yield Debt Securities Risk. High-yield debt securities or “junk bonds” are debt securities rated below investment grade by a Nationally Recognized Statistical Rating Organization. Although junk bonds generally pay higher rates of interest than higher-rated securities, they are subject to a greater risk of loss of income and principal. Junk bonds are subject to greater credit risk than higher-grade securities and have a higher risk of default. Companies issuing high-yield junk bonds are more likely to experience financial difficulties that may lead to a weakened capacity to make principal and interest payments than issuers of higher grade securities. Issuers of junk bonds are often highly leveraged and are more vulnerable to changes in the economy, such as a recession or rising interest rates, which may affect their ability to meet their interest or principal payment obligations.

Foreign Securities and Currency Risk. To the extent that the Fund invests in securities of foreign companies, including ADRs, your investment is subject to foreign securities risk. These include risks relating to political, social and economic developments abroad and differences between U.S. and foreign regulatory requirements and market practices. Securities that are denominated in foreign currencies are subject to the further risk that the value of the foreign currency will fall in relation to the U.S. dollar and/or will be affected by volatile currency markets or actions of U.S. and foreign governments or central banks. In addition to developed markets, the Fund’s investments in foreign

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securities may include investments in securities of companies in emerging markets, which are markets of countries in the initial stages of industrialization and that generally have low per capita income. In addition to the risks of foreign securities in general, countries in emerging markets are generally more volatile and can have relatively unstable governments, social and legal systems that do not protect shareholders, economies based on only a few industries and securities markets that trade a small number of issues.

Emerging Markets Risk. Investments in emerging markets instruments involve greater risks than investing in foreign instruments in general. Risks of investing in emerging market countries include political or social upheaval, nationalization of businesses, restrictions on foreign ownership and prohibitions on the repatriation of assets and risks from an economy’s dependence on revenues from particular commodities or industries. In addition, currency transfer restrictions, limited potential buyers for such instruments, delays and disruption in settlement procedures and illiquidity or low volumes of transactions may make exits difficult or impossible at times.

Swap Agreements Risk. The Fund may invest in funds that enter into equity swap agreements as a principal investment strategy, and interest rate, index and currency rate swap agreements as a non-principal investment strategy. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than a year, and will not have liquidity beyond the counterparty to the agreement. In a standard swap transaction, two parties agree to exchange the returns earned on specific assets, such as the return on, or increase in value of, a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. A swap contract may not be assigned without the consent of the counter-party, and may result in losses in the event of a default or bankruptcy of the counter-party. The Fund is restricted to investing no more than 15% of its total assets in securities that are illiquid; that is, not readily marketable.

Arbitrage Trading Risk. The principal risk associated with the Fund’s arbitrage investment strategies is that the underlying relationships between securities in which the Fund takes investment positions may change in an adverse manner, in which case the Fund may realize losses.

Derivative Securities Risk. The Fund may invest in derivative securities, including futures contracts on stock and commodity indexes, a wide variety of swap agreements, options on futures contracts and other financial instruments such as options on securities and stock index options. These are financial instruments that derive their performance from the performance of an underlying asset, index, interest rate or currency exchange rate. Derivatives can be volatile and involve various types and degrees of risks, depending upon the characteristics of a particular derivative. Derivatives may entail investment exposures that are greater than their cost would suggest, meaning that a small investment in a derivative could have a large potential impact on the performance of the Fund. The Fund could experience a loss if derivatives do not perform as anticipated, or are not correlated with the performance of other investments which they are used to hedge or if the Fund is unable to liquidate a position because of an illiquid secondary market. The market for many derivatives is, or suddenly can become, illiquid. Changes in liquidity may result in significant, rapid and unpredictable changes in the prices for derivatives.

Fund of Funds Risk. The Fund is a “fund of funds,” a term typically used to describe an investment company whose principal investment strategy involves investing in other investment companies, such as open ended funds and ETFs. Investors can invest directly in other funds and ETFs and do not have to invest through the Fund. The cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment company shares. Investors in the Fund will indirectly bear fees and expenses charged by the funds or ETFs in which the Fund invests in addition to the Fund’s direct fees and expenses. The Fund also will incur brokerage costs when it purchases shares of investment companies.

Options and Futures Risk. The Fund may invest in options and futures contracts. The Fund also may invest in so-called “synthetic options” or other derivative instruments written by broker-dealers or other financial intermediaries. Options transactions may be effected on securities exchanges or in the over-the-counter market. When options are purchased over the counter, the Fund bears the risk that the counter-party that wrote the option will be unable or unwilling to perform its obligations under the option contract. Such options may also be illiquid, and in such cases,

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the Fund may have difficulty closing out its position. Under the supervision of the Board of Trustees, the Fund will determine whether investments in options and futures contracts are illiquid. The Fund is restricted to investing no more than 15% of its total assets in securities that are illiquid: that is, not readily marketable.

Tax Risk. The Fund’s short sales and transactions in options, futures contracts, hedging transactions, forward contracts and swap contracts will be subject to special tax rules (including mark-to-market, constructive sale, wash sale and short sale rules) the effect of which may be to accelerate income to the Fund, defer losses to the Fund, cause adjustments in the holding periods of the Fund’s securities, convert long-term capital gains into short-term capital gains or convert short-term capital losses into long-term capital losses. These rules could, therefore, affect the amount, timing and character of distributions to the Fund’s shareholders. The Fund’s use of such transactions may result in the Fund realizing more short-term capital gains (subject to tax at ordinary income tax rates) and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions.

Cyber Security Risk.  As the use of technology has become more prevalent in the course of business, the Fund has become more susceptible to operational, financial and information security risks resulting from cyber-attacks and/or technological malfunctions.  Cyber-attacks have occurred and will continue to occur.  Cyber-attacks include, among other things, the attempted theft, loss, misuse, improper release, corruption or destruction of, or unauthorized access to, confidential or highly restricted data relating to the Fund and its shareholders; and attempted compromises or failures to systems, networks, devices and applications relating to the operations of the Fund and its service providers.  Cyber security breaches may result from unauthorized access to digital systems (e.g., through “hacking” or malicious software coding) or from outside attacks, such as denial-of-service attacks on websites (i.e., efforts to make network services unavailable to intended users).

Portfolio Holdings Information

A description of the Fund’s policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Fund’s SAI.

Management of the Fund

The Adviser

The Fund has entered into an Investment Advisory Agreement (“Advisory Agreement”) with Milliman Financial Risk Management LLC, located at 71 S Wacker Drive, 31st Floor, Chicago, IL, 60606, under which the Adviser manages the Fund’s investments subject to the supervision of the Board of Trustees. Under the Advisory Agreement, the Fund compensates the Adviser for its investment advisory services at the annual rate of 0.25% of the Fund’s average daily net assets, payable on a monthly basis.

Fund Expenses. The Fund is responsible for its own operating expenses. Pursuant to an operating expense limitation agreement between the Adviser and the Fund (the “Operating Expenses Limitation Agreement”), the Adviser has agreed to reduce its management fees and/or pay expenses of the Fund to ensure that the total amount of Fund operating expenses (excluding any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs(such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) do not exceed 0.90%, 1.50%, 0.90% and 0.50%, of the Fund’s average net assets for Class A shares, Class C shares, Class F shares and Class I shares, respectively through September 30, 2016, subject thereafter to annual re-approval of the agreement by the Board of Trustees. The Adviser is permitted to receive reimbursement of any excess expense payments paid by it pursuant to the operating expense limitation agreement in future years on a rolling three year basis. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of management fees and/or expenses. This Operating Expenses Limitation Agreement can be terminated only by, or with the consent, of the Board of Trustees. For the most recent fiscal year ended May 31, 2015, the Adviser received an advisory fee net of recaptured expenses equal to 0.30% of the Fund’s average daily net assets.

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A discussion regarding the basis for the Board of Trustees’ approval of the renewal of the Advisory Agreement is available in the Fund’s annual report to shareholders dated May 31, 2015.

Portfolio Managers

Adam Schenck, CFA®, FRM

Adam Schenck is a portfolio manager at Milliman Financial Risk Management LLC. He leads the Portfolio Management Team which analyzes and implements the Milliman Managed Risk StrategyTM, and performs research on volatility and stock return distributions. He holds the Chartered Financial Analyst® designation from the Global Association of Investment Professionals and the Financial Risk Manager designation from the Global Association of Risk Professionals. Adam received an MS in Financial Mathematics from the University of Chicago.

Blake Graves, FRM

Blake is a portfolio manager at Milliman Financial Risk Management LLC and a member of the Portfolio Management Team. He holds the Financial Risk Manager designation from the Global Association of Risk Professionals and he has an MBA with a concentration in finance from DePaul University. Blake’s responsibilities include evaluating the performance of mutual funds and ETFs and management of the asset allocation process. Blake has experience in implementing the Milliman Managed Risk StrategyTM in the U.S. and in international markets.

Shareholder Information

Choosing a Share Class

The Trust has adopted a multiple class plan that allows the Fund to offer one or more classes of shares. The Fund has registered six classes of shares –Class A shares, Class C shares, Class F shares, Class I shares, Class R-1 shares and Class R-2 shares. Currently, only Class A shares, Class C shares, Class F shares and Class I shares are being offered. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and may have different share prices as outlined below:

•	Class A shares are charged a front-end sales load. The Class A shares are also charged a 0.40% Rule 12b-1 distribution and servicing fee. Class A shares are generally offered through financial intermediary platforms, including, but not limited to, traditional brokerage platforms.

•	Class C shares are sold at NAV without an initial sales charge but are subject to a 1.00% Rule 12b-1 distribution and servicing fee. Class C shares are generally offered through financial intermediary platforms, including, but not limited to, traditional brokerage platforms.

•	Class F shares are sold at NAV without an initial sales charge but are subject to a 0.40% Rule 12b-1 distribution and servicing fee. Class F shares are generally available only to fee-based programs of investment dealers that have special agreements with the Fund’s distributor, to certain registered investment advisors and to other intermediaries approved by the Fund’s distributor.

•	Class I shares are sold at NAV without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Fund. Class I shares are generally offered through transaction fee platforms and other financial intermediary platforms, including, but not limited to, asset allocation, mutual fund wrap, or other discretionary and non-discretionary fee-based investment advisory programs, as well as directly from the Fund’s distributor.

The share classes may also be subject to different minimum initial investment requirements or minimum subsequent investment requirements. The Fund may waive minimum initial investment or minimum subsequent investment requirements in its sole discretion.

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More About Class A Shares

Class A shares are offered at their public offering price, which is NAV plus the applicable sales charge and is subject to 12b-1 distribution fees of up to 0.25% of the average daily net assets of Class A shares. The minimum initial investment in Class A shares of the Fund is $1,000. The sales charge varies, depending on how much you invest. There are no sales charges on reinvested distributions. The Fund reserves the right to waive sales charges at its discretion. The following sales charges apply to your purchases of Class A shares of the Fund:

Amount of Transaction	Sales Charge as % of Public Offering Price(1)	Sales Charge as % of Net Amount Invested	Dealer Reallowance as a Percentage of Public Offering Price
Less than $25,000	5.75%	6.10%	5.00%
$25,000 but less than $50,000	5.00%	5.26%	4.25%
$50,000 but less than $100,000	4.50%	4.71%	3.75%
$100,000 but less than $250,000	4.00%	4.16%	3.25%
$250,000 but less than $500,000	2.75%	2.83%	2.00%
$500,000 but less than $1,000,000	2.00%	2.04%	1.25%
$1,000,000 or more	0.00%(2)	0.00%	1.00%

(1)	Offering price includes the front-end sales load. The sales charge you pay may differ slightly from the amount set forth above because of rounding that occurs in the calculation used to determine your sales charge.
(2)	Investors that purchase $1,000,000 or more of the Fund’s Class A shares will not pay any initial sales charge on the purchase. However, purchases of $1,000,000 or more of Class A shares may be subject to a contingent deferred sales charge (“CDSC”) on shares redeemed during the first 12 months after their purchase in the amount of the commissions paid on the shares redeemed. In addition, a CDSC of up to 1.00% of the purchase price will be charged to the shareholders who received a sales charge waiver and then redeem their shares within one year after purchase. This CDSC will be based on the cost of the shares.

Reducing Your Sales Charge. You may be eligible to purchase Class A shares at a reduced sales charge. To qualify for these reductions, you must notify the Fund’s distributor, Northern Lights Distributors, LLC (the “distributor”), in writing and supply your account number at the time of purchase. You may combine your purchase with those of your “immediate family” (your spouse and your children under the age of 21) for purposes of determining eligibility. If applicable, you will need to provide the account numbers of your spouse and your minor children as well as the ages of your minor children.

Letter of Intent. Under a Letter of Intent (“LOI”), you commit to purchase a specified dollar amount of Class A shares of the Fund, with a minimum of $50,000, during a 13-month period. At your written request, Class A shares purchases made during the previous 90 days may be included. The amount you agree to purchase determines the initial sales charge you pay. If the full-face amount of the LOI is not invested by the end of the 13-month period, your account will be adjusted to the higher initial sales charge level for the amount actually invested. You are not legally bound by the terms of your LOI to purchase the amount of your shares stated in the LOI. The LOI does, however, authorize the Fund to hold in escrow 5% of the total amount you intend to purchase. If you do not complete the total intended purchase at the end of the 13 month period, the Fund’s transfer agent will redeem the necessary portion of the escrowed shares to make up the difference between the reduced rate sales charge (based on the amount you intended to purchase) and the sales charge that would normally apply (based on the actual amount you purchased).

Rights of Accumulation. To qualify for the lower sales charge rates that apply to larger purchases of Class A shares, you may combine your new purchases of Class A shares with Class A shares of the Fund that you already own. The applicable initial sales charge for the new purchase is based on the total of your current purchase and the current value of all other Class A shares that you own. The reduced sales charge will apply only to current purchases and must be requested in writing when you buy your shares.

Shares of the Fund held as follows cannot be combined with your current purchase for purposes of reduced sales charges:

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  Shares held indirectly through financial intermediaries other than your current purchase broker-dealer (for example, a different broker-dealer, a bank, a separate insurance company account or an investment advisor);
  Shares held through an administrator or trustee/custodian of an Employer Sponsored Retirement Plan (for example, a 401(k) plan) other than employer-sponsored IRAs;
  Shares held directly in the Fund account on which the broker-dealer (financial advisor) of record is different than your current purchase broker-dealer.

Waiving Your Class A Sales Charge. The sales charge on purchases of Class A shares is waived for certain types of investors, including:

  Current and retired directors and officers of the Fund sponsored by the Adviser or any of its subsidiaries, their families (e.g., spouse, children, mother or father) and any purchases referred through the Adviser.
  Employees of the Adviser and their families, or any full-time employee or registered representative of the distributor or of broker-dealers having dealer agreements with the distributor (a “Selling Broker”) and their immediate families (or any trust, pension, profit sharing or other benefit plan for the benefit of such persons).
  Any full-time employee of a bank, savings and loan, credit union or other financial institution that utilizes a Selling Broker to clear purchases of the fund’s shares and their immediate families.
  Participants in certain “wrap-fee” or asset allocation programs or other fee-based arrangements sponsored by broker-dealers and other financial institutions that have entered into agreements with the distributor.
  Clients of financial intermediaries that have entered into arrangements with the distributor providing for the shares to be used in particular investment products made available to such clients and for which such registered investment advisers may charge a separate fee.
  Institutional investors (which may include bank trust departments and registered investment advisers).
  Any accounts established on behalf of registered investment advisers or their clients by broker-dealers that charge a transaction fee and that have entered into agreements with the distributor.
  Separate accounts used to fund certain unregistered variable annuity contracts or Section 403(b) or 401(a) or (k) accounts.
  Employer-sponsored retirement or benefit plans with total plan assets in excess of $5 million where the plan’s investments in the Fund are part of an omnibus account. A minimum initial investment of $1 million in the Fund is required. The distributor in its sole discretion may waive these minimum dollar requirements.

The Fund does not waive sales charges for the reinvestment of proceeds from the sale of shares of a different fund where those shares were subject to a front-end sales charge (sometimes called an “NAV transfer”). CDSC of up to

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1.00% of the purchase price will be charged to the shareholders who received a sales charge waiver and then redeem their shares within one year after purchase. This CDSC will be based on the cost of the shares.

The Fund also reserves the right to enter into agreements that reduce or eliminate sales charges for groups or classes of shareholders, or for Fund shares included in other investment plans such as “wrap accounts.” If you own Fund shares as part of another account or package, such as an IRA or a sweep account, you should read the terms and conditions that apply for that account. Those terms and conditions may supersede the terms and conditions discussed here. Contact your selling agent for further information.

Further information regarding the Fund’s sales charges, breakpoints and waivers is available free of charge upon request.

More About Class C Shares

Class C shares of the Fund are sold at NAV without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Fund. Class C shares pay up to 1.00% on an annualized basis of the average daily net assets as reimbursement or compensation for service and distribution-related activities with respect to the Fund and/or shareholder services. Over time, fees paid under this distribution and service plan will increase the cost of a Class C shareholder’s investment and may cost more than other types of sales charges. The minimum initial investment in Class C shares of the Fund is $1,000.

If you redeem Class C shares within one year after purchase, you will be charged a CDSC of up to 1.00%. The charge will apply to the original cost of the Class C shares being redeemed and will be calculated without regard to any redemption fee. When you redeem Class C shares, the redemption order is processed so that the lowest CDSC is charged. Class C shares that are not subject to a CDSC are redeemed first. In addition, you will not be charged a CDSC when you redeem shares that you acquired through reinvestment of Fund dividends or capital gains. Any CDSC paid on the redemptions of Class C shares expressed as a percentage of the applicable redemption amount may be higher or lower than the charge described due to rounding.

More About Class F Shares

Class F shares of the Fund are sold at NAV without an initial sales charge. This means that 100% of your initial investment is placed into shares of the Fund. Class F shares are subject to 12b-1 distribution fees of up to 0.25% of the average daily net assets of Class F shares. The minimum initial investment in Class F shares of the Fund is $1,000.

More About Class I Shares

The Fund offers Class I shares primarily for direct investment by investors such as pension and profit-sharing plans, employee benefit trusts, endowments, foundations, corporations and high net worth individuals. Class I shares may also be offered through certain financial intermediaries (including broker-dealers) and their agents in fee based and other programs. In these programs financial intermediaries have made arrangements with the Fund and are authorized to buy and sell shares of the Fund that charge their customers transaction or other distribution or service fees with respect to their customers’ investments in the Fund. Class I shares are sold at NAV without any sales charge, and are not subject to 12b-1 distribution fees. The minimum initial investment in Class I shares of the Fund is $20,000.

Share Price

The net asset value (“NAV”) and offering price (NAV plus any applicable sales charges) of each class of shares is calculated as of the close of regular trading (generally 4:00 p.m., Eastern time) on each day that the New York Stock Exchange (“NYSE”) is open for business. NAV is computed by determining, on a per class basis, the aggregate market value of all assets of the Fund, less its liabilities, divided by the total number of shares outstanding ((assets-liabilities)/number of shares = NAV). The NYSE is closed on weekends and New Year’s Day, Martin Luther King, Jr. Day, Washington’s Birthday, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The NAV takes into account, on a per class basis, the expenses and fees of the Fund, including

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management, administration, and distribution fees, which are accrued daily. The determination of NAV for a share class for a particular day is applicable to all applications for the purchase of shares, as well as all requests for the redemption of shares, received by the Fund (or an authorized broker or agent, or its authorized designee) before the close of trading on the NYSE on that day.

Generally, the Fund’s securities are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges (whether domestic or foreign) for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the National Association of Securities Dealers’ Automated Quotation System (“NASDAQ”) National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Adviser in accordance with procedures approved by the Board and evaluated by the Board as to the reliability of the fair value method used. In these cases, the Fund’s NAV will reflect certain portfolio securities’ fair value rather than their market price. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security is materially different than the value that could be realized upon the sale of that security. The fair value prices can differ from market prices when they become available or when a price becomes available.

The Fund may use independent pricing services to assist in calculating the value of the Fund’s securities. In addition, market prices for foreign securities are not determined at the same time of day as the NAV for the Fund. Because the Fund may invest in underlying ETFs which hold portfolio securities primarily listed on foreign exchanges, and these exchanges may trade on weekends or other days when the underlying ETFs do not price their shares, the value of some of the Fund’s portfolio securities may change on days when you may not be able to buy or sell Fund shares. In computing the NAV, the Fund values foreign securities held by the Fund at the latest closing price on the exchange in which they are traded immediately prior to closing of the NYSE. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. If events materially affecting the value of a security in the Fund’s portfolio, particularly foreign securities, occur after the close of trading on a foreign market but before the Fund prices its shares, the security will be valued at fair value. For example, if trading in a portfolio security is halted and does not resume before the Fund calculates its NAV, the Adviser may need to price the security using the Fund’s fair value pricing guidelines. Without a fair value price, short-term traders could take advantage of the arbitrage opportunity and dilute the NAV of long-term investors. Fair valuation of the Fund’s portfolio securities can serve to reduce arbitrage opportunities available to short-term traders, but there is no assurance that fair value pricing policies will prevent dilution of the Fund’s NAV by short term traders. The determination of fair value involves subjective judgments. As a result, using fair value to price a security may result in a price materially different from the prices used by other mutual funds to determine net asset value, or from the price that may be realized upon the actual sale of the security.

With respect to any portion of the Fund’s assets that are invested in one or more open-end management investment companies registered under the 1940 Act, the Fund’s net asset value is calculated based upon the net asset values of those open-end management investment companies, and the prospectuses for these companies explain the circumstances under which those companies will use fair value pricing and the effects of using fair value pricing.

How to Purchase Shares

The Fund offers four classes of shares so that you can choose the class that best suits your investment needs: Class A, Class C, Class F and Class I shares. The main differences between each class are sales charges and ongoing fees. In choosing which class of shares to purchase, you should consider which will be most beneficial to you given your investment goals, the amount of your purchase and the length of time you expect to hold the shares. Each class of shares in the Fund represents an interest in the same portfolio of investments in the Fund. Not all share classes may be available for purchase in all states.

Purchase by Mail. To purchase the Fund’s shares by mail, simply complete and sign the Account Application and mail it, along with a check made payable to “Even Keel Multi-Asset Managed Risk Fund” to:

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via Regular Mail:	or via Overnight Mail:
Even Keel Multi-Asset Managed Risk Fund	Even Keel Multi-Asset Managed Risk Fund
c/o Gemini Fund Services, LLC	c/o Gemini Fund Services, LLC
P.O. Box 541150	17605 Wright Street, Suite 2
Omaha, NE 68154	Omaha, NE 68130

Purchase through Brokers. You may invest in the Fund through brokers or agents who have entered into selling agreements with the Fund’s distributor. The brokers and agents are authorized to receive purchase and redemption orders on behalf of the Fund. The Fund will be deemed to have received a purchase or redemption order when an authorized broker or its designee receives the order. The broker or agent may set their own initial and subsequent investment minimums. You may be charged a fee if you use a broker or agent to buy or redeem shares of the Fund. Finally, various servicing agents use procedures and impose restrictions that may be in addition to, or different from those applicable to investors purchasing shares directly from the Fund. You should carefully read the program materials provided to you by your servicing agent. Such brokers are authorized to designate other intermediaries to receive purchase and redemption orders on the Fund’s behalf.

Purchase by Wire. If you wish to wire money to make an investment in the Fund, please call the Fund at 1-855-754-7939 for wiring instructions and to notify the Fund that a wire transfer is coming. Any commercial bank can transfer same-day funds via wire. The Fund will normally accept wired funds for investment on the day received if they are received by the Fund’s designated bank before the close of regular trading on the NYSE. Your bank may charge you a fee for wiring same-day funds.

Automatic Investment Plan. You may participate in the Fund’s Automatic Investment Plan, an investment plan that automatically moves money from your bank account and invests it in the Fund through the use of electronic funds transfers or automatic bank drafts. You may elect to make subsequent investments by transfers of a minimum of $250 on specified days of each month into your established Fund account. Please contact the Fund at 1-855-754-7939 for more information about the Fund’s Automatic Investment Plan. Minimum initial investment requirements may be waived for Automatic Investment Plan investors, at the Fund’s discretion.

The Fund, however, reserves the right, in its sole discretion, to reject any application to purchase shares. Applications will not be accepted unless they are accompanied by a check drawn on a U.S. bank, thrift institutions, or credit union in U.S. funds for the full amount of the shares to be purchased. After you open an account, you may purchase additional shares by sending a check together with written instructions stating the name(s) on the account and the account number, to the above address. Make all checks payable to “Even Keel Multi-Asset Managed Risk Fund.” The Fund will not accept payment in cash, including cashier’s checks or money orders. Also, to prevent check fraud, the Fund will not accept third party checks, U.S. Treasury checks, credit card checks or starter checks for the purchase of shares.

Note: Gemini Fund Services, LLC, the Fund’s transfer agent, will charge a $25 fee against a shareholder’s account, in addition to any loss sustained by the Fund, for any check returned to the transfer agent for insufficient funds.

Anti-Money Laundering Program. The USA PATRIOT Act requires financial institutions, including the Fund, to adopt certain policies and programs to prevent money-laundering activities, including procedures to verify the identity of customers opening new accounts. As requested on the application, you should supply your full name, date of birth, social security number and permanent street address. Mailing addresses containing a P.O. Box will not be accepted. This information will assist the Fund in verifying your identity. Until such verification is made, the Fund may temporarily limit additional share purchases. In addition, the Fund may limit additional share purchases or close an account if it is unable to verify a shareholder’s identity. As required by law, the Fund may employ various procedures, such as comparing the information to fraud databases or requesting additional information or documentation from you, to ensure that the information supplied by you is correct.

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In order to ensure compliance with these laws, the Account Application asks for, among other things, the following information for all “customers” seeking to open an “account” (as those terms are defined in rules adopted pursuant to the USA PATRIOT Act):

•	full name;
•	date of birth (individuals only);
•	Social Security or taxpayer identification number; and
•	permanent street address (P.O. Box only is not acceptable).

Accounts opened by entities, such as corporations, limited liability companies, partnerships or trusts, will require additional documentation.

Please note that if any information listed above is missing, your Account Application will be returned and your account will not be opened. In compliance with the USA PATRIOT Act and other applicable anti-money laundering laws and regulations, the Transfer Agent will verify the information on your application as part of the Program. The Fund reserves the right to request additional clarifying information and may close your account if such clarifying information is not received by the Fund within a reasonable time of the request or if the Fund cannot form a reasonable belief as to the true identity of a customer. If you require additional assistance when completing your Account Application, please contact the Transfer Agent at 1-855-754-7939.

How to Redeem Shares

You may redeem all or any portion of the shares credited to your account by submitting a written request for redemption to:

via Regular Mail	or via Overnight Mail
Even Keel Multi-Asset Managed Risk Fund	Even Keel Multi-Asset Managed Risk Fund
c/o Gemini Fund Services, LLC	c/o Gemini Fund Services, LLC
P.O. Box 541150	17605 Wright Street, Suite 2
Omaha, NE 68154	Omaha, NE 68130

Redemptions by Telephone:  The telephone redemption privilege is automatically available to all new accounts except retirement accounts.  If you do not want the telephone redemption privilege, you must indicate this in the appropriate area on your account application or you must write to the Fund and instruct it to remove this privilege from your account.

The proceeds will be sent by mail to the address designated on your account or wired directly to your existing account in a bank or brokerage firm in the United States as designated on your application.  To redeem by telephone, call 1-855-754-7939. The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of your telephone instructions.  IRA accounts are not redeemable by telephone.

The Fund reserves the right to suspend the telephone redemption privileges with respect to your account if the name(s) or the address on the account has been changed within the previous 30 days.  Neither the Fund, the transfer agent, nor their respective affiliates will be liable for complying with telephone instructions they reasonably believe to be genuine or for any loss, damage, cost or expenses in acting on such telephone instructions and you will be required to bear the risk of any such loss.  The Fund or the transfer agent, or both, will employ reasonable procedures to determine that telephone instructions are genuine.  If the Fund and/or the transfer agent do not employ these procedures, they may be liable to you for losses due to unauthorized or fraudulent instructions.  These procedures may include, among others, requiring forms of personal identification prior to acting upon telephone instructions, providing written confirmation of the transactions and/or tape recording telephone instructions.

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Redemptions through Broker:  If shares of the Fund are held by a broker-dealer, financial institution or other servicing agent, you must contact that servicing agent to redeem shares of the Fund.  The servicing agent may charge a fee for this service.

Redemptions by Wire:  You may request that your redemption proceeds be wired directly to your bank account. The Fund’s transfer agent imposes a $15 fee for each wire redemption and deducts the fee directly from your account. Your bank may also impose a fee for the incoming wire.

Automatic Withdrawal Plan: If your individual accounts, IRA or other qualified plan account have a current account value of at least $5,000, you may participate in the Fund’s Automatic Withdrawal Plan, an investment plan that automatically moves money to your bank account from the Fund through the use of electronic funds transfers. You may elect to make subsequent withdrawals by transfers of a minimum of $250 on specified days of each month into your established bank account. Please contact the Fund at 1-855-754-7939 for more information about the Fund’s Automatic Withdrawal Plan.

Redemptions in Kind: The Fund reserves the right to honor requests for redemption or repurchase orders made by a shareholder during any 90-day period by making payment in whole or in part in portfolio securities (“redemption in kind”) if the amount of such a request is large enough to affect operations (if the request is greater than the lesser of $250,000 or 1% of the Fund’s net assets at the beginning of the 90-day period). The securities will be chosen by the Fund and valued using the same procedures as used in calculating the Fund’s NAV. A shareholder may incur transaction expenses in converting these securities to cash.

When Redemptions are Sent:  Once the Fund receives your redemption request in “good order” as described below, it will issue a check based on the next determined NAV following your redemption request.  The redemption proceeds normally will be sent by mail or by wire within three business days after receipt of a request in “good order.” If you purchase shares using a check and soon after request a redemption, your redemption proceeds will not be sent until the check used for your purchase has cleared your bank (usually within 10 days of the purchase date).

Good Order:  Your redemption request will be processed if it is in “good order.” To be in good order, the following conditions must be satisfied:

•        The request should be in writing, unless redeeming by telephone, indicating the number of shares or dollar amount to be redeemed;

•        The request must identify your account number;

•        The request should be signed by you and any other person listed on the account, exactly as the shares are registered; and

•        If you request that the redemption proceeds be sent to a person, bank or an address other than that of record or paid to someone other than the record owner(s), or if the address was changed within the last 30 days, or if the proceeds of a requested redemption exceed $50,000, the signature(s) on the request must be medallion signature guaranteed by an eligible signature guarantor.

When You Need Medallion Signature Guarantees:  If you wish to change the bank or brokerage account that you have designated on your account, you may do so at any time by writing to the Fund with your signature guaranteed.  A medallion signature guarantee assures that a signature is genuine and protects you from unauthorized account transfers.  You will need your signature guaranteed if:

•	you request a redemption to be made payable to a person not on record with the Fund;
•	you request that a redemption be mailed to an address other than that on record with the Fund;
•	the proceeds of a requested redemption exceed $50,000;

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•	any redemption is transmitted by federal wire transfer to a bank other than the bank of record; or
•	your address was changed within 30 days of your redemption request.

Signatures may be guaranteed by any eligible guarantor institution (including banks, brokers and dealers, credit unions, national securities exchanges, registered securities associations, clearing agencies and savings associations).  Further documentation will be required to change the designated account if shares are held by a corporation, fiduciary or other organization.  A notary public cannot guarantee signatures.

Retirement Plans:  If you own an IRA or other retirement plan, you must indicate on your redemption request whether the Fund should withhold federal income tax.  Unless you elect in your redemption request that you do not want to have federal tax withheld, the redemption will be subject to withholding.

Low Balances:  If at any time your account balance falls below $1,000 for Class I shares, $500 for Class A shares, Class C shares, or Class F shares the Fund may notify you that, unless the account is brought up to at least $1,000 for Class I shares, $500 for Class A shares, Class C shares or Class F shares within 60 days of the notice; your account could be closed. .After the notice period, the Fund may redeem all of your shares and close your account by sending you a check to the address of record.  Your account will not be closed if the account balance drops below required minimum due to a decline in NAV.

Redemption Fee

The Fund will deduct a 1% redemption fee on the redemption amount if you sell your shares less than 30 days after purchase or shares held less than 60 days are redeemed for failure to maintain the Fund’s balance minimum. See Low Balances for further information on account closure policy. Shares held longest will be treated as being redeemed first and shares held shortest as being redeemed last. Shares held for 30 days or more are not subject to the 1% redemption fee.

Redemption fees are paid to the Fund directly and are designed to offset costs associated with fluctuations in Fund asset levels and cash flow caused by short-term shareholder trading.

Waivers of Redemption Fees: The Fund has elected not to impose the redemption fee for:

•	Redemptions and exchanges of Fund shares acquired through the reinvestment of dividends and distributions;
•	Certain types of redemptions and exchanges of Fund shares owned through participant-directed retirement plans;
•	Redemptions or exchanges in discretionary asset allocation, fee based or wrap programs (“wrap programs”) that are initiated by the sponsor/financial advisor as part of a periodic rebalancing;
•	Redemptions or exchanges in a fee based or wrap program that are made as a result of a full withdrawal from the wrap program or as part of a systematic withdrawal plan;
•	Involuntary redemptions, such as those resulting from a shareholder’s failure to maintain a minimum investment in the Fund, or to pay shareholder fees; or
•	Redemptions or exchanges due to the death or disability of a shareholder, pursuant to a qualified domestic relations order or divorce decree, or similar situations where the Fund, in its discretion, believes it is appropriate in the circumstances.

The Fund reserves the right to modify or eliminate the redemption fees or waivers at any time and will give shareholders 30 days’ prior written notice of any material changes, unless otherwise provided by law. The redemption fee policy may be modified or amended in the future to reflect, among other factors, regulatory requirements mandated by the SEC.

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Tools to Combat Frequent Transactions

The Fund discourages and does not accommodate market timing. Frequent trading into and out of the Fund can harm all Fund shareholders by disrupting the Fund’s investment strategies, increasing Fund expenses, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. The Fund is designed for long-term investors and is not intended for market timing or other disruptive trading activities. Accordingly, the Fund’s Board has approved policies that seek to curb these disruptive activities while recognizing that shareholders may have a legitimate need to adjust their Fund investments as their financial needs or circumstances change. The Fund currently uses several methods to reduce the risk of market timing. These methods include:

•	Committing staff to review, on a continuing basis, recent trading activity in order to identify trading activity that may be contrary to the Fund’s “Market Timing Trading Policy;”
•	Rejecting or limiting specific purchase requests, and
•	Charging a 1% redemption charge if shares are held less than 30 days.

Though these methods involve judgments that are inherently subjective and involve some selectivity in their application, the Fund seeks to make judgments and applications that are consistent with the interests of the Fund’s shareholders.

The redemption fee, which is uniformly imposed, is intended to discourage short-term trading and is paid to the Fund to help offset any cost associated with such short-term trading. The Fund will monitor the assessment of redemption fees against your account. Based on the frequency of redemption fees assessed against your account, the Adviser or Transfer Agent may in its sole discretion determine that your trading activity is detrimental to the Fund as described in the Fund’s Market Timing Trading Policy and elect to (i) reject or limit the amount, number, frequency or method for requesting future purchases into the Fund and/or (ii) reject or limit the amount, number, frequency or method for requesting future exchanges or redemptions out of the Fund.

The Fund reserves the right to reject or restrict purchase or exchange requests for any reason, particularly when the shareholder’s trading activity suggests that the shareholder may be engaged in market timing or other disruptive trading activities. Neither the Fund nor the Adviser will be liable for any losses resulting from rejected purchase or exchange orders. The Adviser may also bar an investor who has violated these policies (and the investor’s financial adviser) from opening new accounts with the Fund.

Although the Fund attempts to limit disruptive trading activities, some investors use a variety of strategies to hide their identities and their trading practices. There can be no guarantee that the Fund will be able to identify or limit these activities. Omnibus account arrangements are common forms of holding shares of the Fund. While the Fund will encourage financial intermediaries to apply the Fund’s Market Timing Trading Policy to their customers who invest indirectly in the Fund, the Fund is limited in its ability to monitor the trading activity or enforce the Fund’s Market Timing Trading Policy with respect to customers of financial intermediaries. For example, should it occur, the Fund may not be able to detect market timing that may be facilitated by financial intermediaries or made difficult to identify in the omnibus accounts used by those intermediaries for aggregated purchases, exchanges and redemptions on behalf of all their customers. More specifically, unless the financial intermediaries have the ability to apply the Fund’s Market Timing Trading Policy to their customers through such methods as implementing short-term trading limitations or restrictions, assessing the Fund’s redemption fee and monitoring trading activity for what might be market timing, the Fund may not be able to determine whether trading by customers of financial intermediaries is contrary to the Fund’s Market Timing Trading Policy. Brokers maintaining omnibus accounts with the Fund have agreed to provide shareholder transaction information to the extent known to the broker to the Fund upon request. If the Fund or its transfer agent or shareholder servicing agent suspects there is market timing activity in the account, the Fund will seek full cooperation from the service provider maintaining the account to identify the underlying participant. At the request of the Adviser, the service providers may take immediate action to stop any further short-term trading by such participants.

Householding. To reduce expenses, the Fund mails only one copy of the Prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call the Fund at 1-855-754-7939 on days the Fund is open for business or contact your financial institution. The Fund will begin sending you individual copies thirty days after receiving your request.

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Shares of one of the Class of the Fund will not be exchangeable for shares of other Classes.

Distribution of Fund Shares

The Distributor

Northern Lights Distributors, LLC (the “Distributor”) is located at 17605 Wright Street, Omaha, NE 68130, and serves as distributor and principal underwriter to the Fund. The Distributor is a registered broker-dealer and member of the Financial Industry Regulatory Authority, Inc. (“FINRA”). Shares of the Fund are offered on a continuous basis.

Distribution and Shareholder Servicing (12b-1) Plan. The Trust, on behalf of the Fund, has adopted the Trust’s Master Distribution and Shareholder Servicing Plan for Class A, Class C and Class F, shares of the Fund (each a "Plan" and collectively, the "Plans"), pursuant to which the Funds may pay the Fund’s distributor an annual fee for distribution and shareholder servicing expenses of 0.40%, 1.00% and 0.40% of the Fund's average daily net assets attributable to Class A shares, Class C shares and Class F shares, respectively. There is no Plan for Class I shares.

The Distributor and other entities are paid under the Plans for services provided and the expenses borne by the Distributor and others in the distribution of Fund shares, including the payment of commissions for sales of the shares and incentive compensation to and expenses of dealers and others who engage in or support distribution of shares or who service shareholder accounts, including overhead and telephone expenses; printing and distribution of prospectuses and reports used in connection with the offering of the Fund's shares to other than current shareholders; and preparation, printing and distribution of sales literature and advertising materials. In addition, the Distributor or other entities may utilize fees paid pursuant to the Plans to compensate dealers or other entities for their opportunity costs in advancing such amounts, which compensation would be in the form of a carrying charge on any un-reimbursed expenses.

You should be aware that if you hold your shares for a substantial period of time, you may indirectly pay more than the economic equivalent of the maximum front-end sales charge allowed by the Financial Industry Regulatory Authority due to the recurring nature of distribution (12b-1) fees.

Additional Compensation to Financial Intermediaries

The distributor, its affiliates and the Adviser, out of its own resources, and without additional cost to the Fund or its shareholders, may provide additional cash payments or non-cash compensation to intermediaries who sell shares of the Fund. Such payments and compensation are in addition to service fees paid by the Fund, if any. These additional cash payments are generally made to intermediaries that provide shareholder servicing, marketing support and/or access to sales meetings, sales representatives and management representatives of the intermediary. Cash compensation may also be paid to intermediaries for inclusion of the Fund on a sales list, including a preferred or select sales list, in other sales programs or as an expense reimbursement in cases where the intermediary provides shareholder services to the Fund’s shareholders. The Adviser may also pay cash compensation in the form of finder’s fees that vary depending on the dollar amount of the shares sold.

Distributions and Taxes

Tax Status, Dividends and Distributions

Any sale or exchange of a Fund’s shares may generate tax liability (unless you are a tax-exempt investor or your investment is in a qualified retirement account).  When you redeem your shares you may realize a taxable gain or loss.  This is measured by the difference between the proceeds of the sale and the tax basis for the shares you sold. (To aid in computing your tax basis, you generally should retain your account statements for the period that you hold shares in the Fund.)

The Fund intends to distribute substantially all of its net investment income and net capital gains annually in December.  Both distributions will be reinvested in shares of the Fund unless you elect to receive cash.  Dividends from net investment income (including any excess of net short-term capital gain over net long-term capital loss) are

21

taxable to investors as ordinary income, while distributions of net capital gain (the excess of net long-term capital gain over net short-term capital loss) are generally taxable as long-term capital gain, regardless of your holding period for the shares.  Any dividends or capital gain distributions you receive from the Fund will normally be taxable to you when made, regardless of whether you reinvest dividends or capital gain distributions or receive them in cash.  Certain dividends or distributions declared in October, November or December will be taxed to shareholders as if received in December if they are paid during the following January.  Each year the Fund will inform you of the amount and type of your distributions.  IRAs and other qualified retirement plans are exempt from federal income taxation until retirement proceeds are paid out to the participant.

Your redemptions, including exchanges, may result in a capital gain or loss for federal income tax purposes.  A capital gain or loss on your investment is the difference between the cost of your shares, including any sales charges, and the amount you receive when you sell them.

On the account application, you will be asked to certify that your social security number or taxpayer identification number is correct and that you are not subject to backup withholding for failing to report income to the IRS.  If you are subject to backup withholding or you did not certify your taxpayer identification number, the IRS requires the Fund to withhold a percentage of any dividend, redemption or exchange proceeds. The Fund reserves the right to reject any application that does not include a certified social security or taxpayer identification number.  If you do not have a social security number, you should indicate on the purchase form that your application to obtain a number is pending.  The Fund is required to withhold taxes if a number is not delivered to the Fund within seven days.

This summary is not intended to be and should not be construed to be legal or tax advice.  This summary is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. The tax considerations relevant to a specific shareholder depend upon its specific circumstances, and this summary does not attempt to discuss all potential tax considerations that could be relevant to a prospective shareholder with respect to the Fund or its investments. This general summary is based on the Internal Revenue Code of 1986, as amended (the “Code”), the Federal Income Tax Regulations promulgated thereunder, and administrative and judicial interpretations thereof as of the date hereof, all of which are subject to change (potentially on a retroactive basis). You should consult your own independent tax advisors to determine the tax consequences of owning the Fund’s shares.

Financial Highlights

The financial highlights table is intended to help you understand the Fund’s financial performance for the period of the Fund’s operations. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from the financial statements audited by BBD, LLP, whose report, along with the Fund’s financial statements, are included in the Fund’s May 31, 2015 annual report, which is available at no charge upon request.

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Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class A
For the
Period Ended
May 31, 2015 (1)

Net asset value, beginning of period	$11.88

Income from investment operations:
Net investment income (2)	0.10
Net realized and unrealized gain on investments and futures contracts	0.24
Total from investment operations	0.34

Less distributions from:
Net investment income	(0.10)
Net realized gains	(0.04)
Total distributions	(0.14)

Net asset value, end of period	$12.08

Total return (3)(4)	2.88%

Net assets, at end of period	$720

Ratios/Supplemental Data
Ratio of expenses to average net assets (5)(6)	0.85%
Ratio of net investment income to average net assets (5)(6)(7)	1.12%
Portfolio Turnover Rate (8)	22%
(1)	The Even Keel Multi-Asset Managed Risk Fund Class A commenced operations on October 1, 2014.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any.
(4)	Not annualized.
(5)	Does not include the expenses of other investment companies in which the Fund invests.
(6)	Annualized for periods less than one full year.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(8)	Represents the Fund's portfolio turnover rate for the fiscal year ended May 31, 2015.

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Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class C
For the
Period Ended
May 31, 2015 (1)
Net asset value, beginning of period	$11.88

Income from investment operations:
Net investment income (2)	0.08
Net realized and unrealized gain on investments and futures contracts	0.23
Total from investment operations	0.31

Less distributions from:
Net investment income	(0.10)
Net realized gains	(0.04)
Total distributions	(0.14)

Net asset value, end of period	$12.05

Total return (3)(4)	2.63%

Net assets, at end of period	$718

Ratios/Supplemental Data
Ratio of expenses to average net assets (5)(6)	1.45%
Ratio of net investment income to average net assets (5)(6)(7)	0.52%
Portfolio Turnover Rate (8)	22%

(1)	The Even Keel Multi-Asset Managed Risk Fund Class C commenced operations on October 1, 2014.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any.
(4)	Not annualized.
(5)	Does not include the expenses of other investment companies in which the Fund invests.
(6)	Annualized for periods less than one full year.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(8)	Represents the Fund's portfolio turnover rate for the fiscal year ended May 31, 2015.

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Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Class F
For the
Period Ended
May 31, 2015 (1)

Net asset value, beginning of period	$11.88

Income from investment operations:
Net investment income (2)	0.08
Net realized and unrealized gain on investments and futures contracts	0.24
Total from investment operations	0.32

Less distributions from:
Net investment income	(0.10)
Net realized gains	(0.04)
Total distributions	(0.14)

Net asset value, end of period	$12.06

Total return (3)(4)	2.71%

Net assets, at end of period	$719

Ratios/Supplemental Data
Ratio of expenses to average net assets (5)(6)	0.85%
Ratio of net investment income to average net assets (5)(6)(7)	1.12%
Portfolio Turnover Rate (8)	22%

(1)	The Even Keel Multi-Asset Managed Risk Fund Class F commenced operations on October 1, 2014.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any.
(4)	Not annualized.
(5)	Does not include the expenses of other investment companies in which the Fund invests.
(6)	Annualized for periods less than one full year.
(7)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(8)	Represents the Fund's portfolio turnover rate for the fiscal year ended May 31, 2015.

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Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Class I
	For the		For the		For the
	Year Ended		Year Ended		Year Ended
	May 31, 2015		May 31, 2014		May 31, 2013 (1)

Net asset value, beginning of period	$11.95		$11.10		$10.00

Income from investment operations:
Net investment income (2)	0.18		0.16		0.14
Net realized and unrealized gain on investments and futures contracts	0.08		0.82		1.03
Total from investment operations	0.26		0.98		1.17

Less distributions from:
Net investment income	(0.10)		(0.13)		(0.08)
Net realized gains	(0.04)		—		—
Total distributions	(0.14)		(0.13)		(0.08)

Paid-in-capital from redemption fees	0.00	(3)	0.00	(3)	0.01

Net asset value, end of period	$12.07		$11.95		$11.10

Total return (4)	2.20%		8.81%		11.89	% (5)

Net assets, at end of period (000s)	$295,990		$204,611		$76,924

Ratios/Supplemental Data
Ratio of gross expenses to average net assets (6)(7)	0.45%		0.47%		1.60	% (8)
Ratio of net expenses to average net assets (7)	0.50	% (9)	0.50	% (9)	0.50	% (8)
Ratio of net investment income to average net assets (7)(10)	1.47%		1.40%		1.30	% (8)
Portfolio Turnover Rate	22%		12%		0	% (5)

(1)	The Even Keel Multi-Asset Managed Risk Fund Class I commenced operations on June 15, 2012.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Per share amounts represent less than $0.01 per share.
(4)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gain distributions, if any.
(5)	Not annualized.
(6)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements or recapture by the Advisor.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Annualized for periods less than one full year.
(9)	Represents the ratio of expenses to average net assets inclusive of Advisor's recapture of waived/reimbursed fees from prior periods..
(10)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

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Privacy Policy

Rev. July 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST II (“NLFT II”) DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.
What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
• Social Security number • Employment information • Account balances	• Account transactions • Income • Investment experience
When you are no longer our customer, we continue to share your information as described in this notice.
How?	All financial companies need to share a customer’s personal information to run their everyday business - to process transactions, maintain customer accounts, and report to credit bureaus. In the section below, we list the reasons financial companies can share their customer’s personal information; the reasons NLFT II chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does NLFT II share?	Can you limit this sharing?
For our everyday business purposes -- such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes -- to offer our products and services to you	Yes	No
For joint marketing with other financial companies	Yes	No
For our affiliates’ everyday business purposes -- information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes -- information about your creditworthiness	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
Questions?	Call 1-402-493-4603

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Who we are
Who is providing this notice?	Northern Lights Fund Trust II
What we do
How does NLFT II protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.
How does NLFT II collect my personal information?	We collect your personal information, for example, when you
	• open an account • give us your income information • provide employment information	• provide account information • give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?

Federal law gives you the right to limit only

•        sharing for affiliates’ everyday business purposes—information about your creditworthiness

•        affiliates from using your information to market to you

•        sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates

Companies related by common ownership or control. They can be financial and nonfinancial companies.

The following companies may be considered affiliates of NLFT II:

•        CLS Investments, LLC

•        NorthStar Financial Services Group, LLC

•        NorthStar CTC Holdings, LLC

•        NorthStar Topco, LLC

•        Blu Giant, LLC

•        Gemini Fund Services, LLC

•        Gemini Alternative Funds, LLC

•        Gemini Hedge Fund Services, LLC

•        Northern Lights Compliance Services, LLC

•        Northern Lights Distributors, LLC

•        Orion Advisor Services, LLC

•        Constellation Trust Company

Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. • NLFT II does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products and services to you. • Our joint marketing partners include other financial service companies.

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Investment Adviser

Milliman Financial Risk Management LLC

71 S Wacker Drive, 31st Floor

Chicago, Illinois, 60606

Independent Registered Public Accounting Firm

BBD, LLP

1835 Market Street, 26th Floor

Philadelphia, PA 19103

Legal Counsel

Alston & Bird, LLP

950 F Street NW

Washington, D.C. 20004

Custodian

MUFG Union Bank, National Association

400 California Street

San Francisco, CA 94104

Transfer Agent, Fund Accountant and Fund Administrator

Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, NE 68130

Distributor

Northern Lights Distributors, LLC

17605 Wright Street

Omaha, NE 68130

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Even Keel Multi-Asset Managed Risk Fund

a series of the Northern Lights Fund Trust II

FOR MORE INFORMATION

You can find more information about the Fund in the following documents:

Statement of Additional Information

The SAI provides additional details about the investments and techniques of the Fund and certain other additional information. A current SAI is on file with the SEC and is incorporated into this Prospectus by reference. This means that the SAI is legally considered a part of this Prospectus even though it is not physically within this Prospectus.

Annual and Semi-Annual Reports

Additional information about the Fund’s investments will also be available in the Fund’s Annual and Semi-Annual Reports to Shareholders. In the Fund’s Annual Report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

To obtain a free copy of the SAI and, when issued, the Annual and Semi-Annual Reports to Shareholders, or make general inquiries about the Fund by calling the Fund (toll-free) at 1-855-754-7939, or by writing to:

Even Keel Multi-Asset Managed Risk Fund

c/o Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, NE 68130

The Fund does not maintain a website.

You can review and copy information, including the Fund’s reports and SAI, at the SEC’s Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling (202) 551-8090. Reports and other information about the Fund are also available:

•	free of charge from the SEC’s EDGAR database on the SEC’s Internet website at http://www.sec.gov;
•	for a fee, by writing to the SEC’s Public Reference Room, 100 F Street, N.E., Washington, D.C. 20549-1520; or
•	for a fee, by electronic request at the following e-mail address: publicinfo@sec.gov.

(The Trust’s SEC Investment Company Act file number is 811-22549)

Statement of Additional Information

Dated: October 1, 2015

Even Keel Multi-Asset Managed Risk Fund

Class A Shares (Symbol: EKMAX)

Class C Shares (Symbol: EKACX)

Class F Shares (Symbol: EKAFX)

Class I Shares (Symbol: EKAIX)

This Statement of Additional Information (“SAI”) provides general information about the Even Keel Multi-Asset Managed Risk Fund (the “Fund”), a series of Northern Lights Fund Trust II (the “Trust”). This SAI is not a prospectus and should be read in conjunction with the Fund’s current prospectus for Class A shares, Class C shares, Class F shares and Class I shares dated October 1, 2015 (the “Prospectus”), as supplemented and amended from time to time, which is incorporated herein by reference To obtain a copy of the Prospectus free of charge, please write or call the Fund at the address or telephone number below:

Even Keel Multi-Asset Managed Risk Fund

c/o Gemini Fund Services, LLC

17605 Wright Street, Suite 2

Omaha, NE 68130

1-855-754-7939

---------------------------------

TABLE OF CONTENTS

---------------------------------

The Trust	1
Investment Policies, Strategies and Associated Risks	2
Fundamental Investment Limitations	18
Management of the Fund	19
Board of Trustees	19
Board Leadership Structure	20
Trustees and Officers	21
Board Committees	24
Trustee Compensation	25
Control Persons and Principal Shareholders	26
Investment Adviser	26
Portfolio Manager	28
Administration Service Providers	30
Distribution of Fund Shares	31
Portfolio Transactions and Brokerage	34
Portfolio Turnover	35
Code of Ethics	36
Proxy Voting Procedures	36
Anti-Money Laundering Compliance Program	36
Portfolio Holdings Information	37
Determination of Net Asset Value	38
Financial Statements	42

The Trust

The Even Keel Multi-Asset Managed Risk Fund (the “Fund”) is a series of Northern Lights Fund Trust II, (the “Trust”) a Delaware statutory trust, organized on August 26, 2010. Prior to June 4 2014, the Fund was known as the “Sustainable Opportunities Fund.”

The Trust is registered as an open-end management investment company.  The Trust is governed by its Board of Trustees (the “Board” or “Trustees”). The Fund may issue an unlimited number of shares of beneficial interest. All shares of the Fund have equal rights and privileges.  Each share of the Fund is entitled to one vote on all matters as to which shares are entitled to vote.  In addition, each share of the Fund is entitled to participate equally with other shares (i) in dividends and distributions declared by the Fund and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities.  Shares of the Fund are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights.  Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share.

The Fund is a diversified series of the Trust.  The Fund’s investment objective, restrictions and policies are more fully described here and in the Prospectus.  The Board may add classes to and reclassify the shares of the Fund, start other series and offer shares of a new fund under the Trust at any time.

The Fund has registered six classes of shares:  Class A shares, Class C shares, Class F shares, Class I shares, Class R-1 shares and Class R-2 shares. Each share class will represent an interest in the same assets of the Fund, have the same rights and will be identical in all material respects except that (i) each class of shares may be subject to different (or no) sales loads, (ii) each class of shares may bear different (or no) distribution fees; (iii) each class of shares may have different shareholder features, such as minimum investment amounts; (iv) certain other class-specific expenses will be borne solely by the class to which such expenses are attributable, including transfer agent fees attributable to a specific class of shares, printing and postage expenses related to preparing and distributing materials to current shareholders of a specific class, registration fees paid by a specific class of shares, the expenses of administrative personnel and services required to support the shareholders of a specific class, litigation or other legal expenses relating to a class of shares, Trustees’ fees or expenses paid as a result of issues relating to a specific class of shares and accounting fees and expenses relating to a specific class of shares and (v) each class will have exclusive voting rights with respect to matters relating to its own distribution arrangements.  Each share of the Fund is entitled to one vote on all matters as to which shares are entitled to vote.  In addition, each share of the Fund is entitled to participate equally with other shares on a class-specific basis (i) in dividends and distributions declared by the Fund and (ii) on liquidation to its proportionate share of the assets remaining after satisfaction of outstanding liabilities.  Shares of the Fund are fully paid, non-assessable and fully transferable when issued and have no pre-emptive, conversion or exchange rights. Fractional shares have proportionately the same rights, including voting rights, as are provided for a full share. Currently, only Class A shares, Class C shares, Class F shares and Class I shares are being offered.

Under the Trust’s Agreement and Declaration of Trust, each Trustee will continue in office until the termination of the Trust or his/her earlier death, incapacity, resignation or removal.  Shareholders can remove a Trustee to the extent provided by the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules and regulations promulgated thereunder.  Vacancies may be filled by a majority of the remaining Trustees, except insofar as the 1940 Act may require the election by shareholders.  As a result, normally no annual or regular meetings of shareholders will be held unless matters arise requiring a vote of shareholders under the Agreement and Declaration of Trust or the 1940 Act.

Milliman Financial Risk Management LLC (the “Adviser”) serves as the investment adviser to the Fund.

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Investment Policies, Strategies and Associated Risks

The primary investment objective of the Fund is long-term capital appreciation and current income, consistent with capital preservation.

The investment objectives of the Fund and the descriptions of the Fund’s principal investment strategies are set forth under “Investment Strategies, Related Risks and Disclosure of Portfolio Holdings” in the Prospectus. The Fund’s investment objective is not fundamental and may be changed without the approval of a majority of the outstanding voting securities of the Trust.

The following pages contain more detailed information about the types of instruments in which the Fund may invest, strategies the Adviser may employ in pursuit of the Fund’s investment objective and a summary of related risks.

Equity Securities

An equity security (such as a stock, partnership interest or other beneficial interest in an issuer) represents a proportionate share of the ownership of a company. Its value is based on the success of the company’s business, any income paid to stockholders, the value of its assets and general market conditions. Common stocks and preferred stocks are examples of equity securities. Preferred stocks are equity securities that often pay dividends at a specific rate and have a preference over common stocks in dividend payments and liquidation of assets. Some preferred stocks may be convertible into common stock. Convertible securities are securities (such as debt securities or preferred stock) that may be converted into or exchanged for a specified amount of common stock of the same or different issuer within a particular period of time at a specified price or formula.

The risks of investing in companies in general include business failure and reliance on erroneous reports. To the extent the Fund is invested in the equity securities of small- or medium-size companies, it will be exposed to the risks of smaller sized companies. Small- and medium-size companies, directly or indirectly, often have narrower markets for their goods and/or services and more limited managerial and financial resources than larger, more established companies. Furthermore, those companies often have limited product lines or services, markets or financial resources, or are dependent on a small management group. In addition, because these securities are not well-known to the investing public, do not have significant institutional ownership and are followed by relatively few security analysts, there will normally be less publicly available information concerning these securities compared to what is available for the securities of larger companies. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, can decrease the value and liquidity of securities held by the Fund. As a result, their performance can be more volatile and they face greater risk of business failure, which could increase the volatility of the Fund’s portfolio.

Preferred Stock

A preferred stock is a blend of the characteristics of a bond and common stock. It can offer the higher yield of a bond and has priority over common stock in equity ownership, but does not have the seniority of a bond and, unlike common stock, its participation in the issuer’s growth may be limited. Preferred stock has preference over common stock in the receipt of dividends and in any residual assets after payment to creditors should the issuer be dissolved. Although the dividend is set at a fixed annual rate, in some circumstances it can be changed or omitted by the issuer.

Short Sales

The Fund may seek to hedge investments or realize additional gains through short sales. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the value of that security relative to the long positions held by the Fund. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund then is obligated to replace the security borrowed by purchasing it at the market price at or prior to the time of replacement. The price at such time

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may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to repay the lender any dividends or interest that accrues during the period of the loan. To borrow the security, the Fund also may be required to pay a premium, which would increase the cost of the security sold. The net proceeds of the short sale will be retained by the broker (or by the Fund’s custodian, U.S. Bank, N.A. (the “Custodian”)) in a special custody account, to the extent necessary to meet margin requirements, until the short position is closed out. The Fund also will incur transaction costs in effecting short sales.

The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. Short sales may, however, protect the Fund against the risk of losses in the value of its portfolio securities because any unrealized losses with respect to such portfolio securities should be wholly or partially offset by a corresponding gain in the short position. However, any potential gains in such portfolio securities should be wholly or partially offset by a corresponding loss in the short position. The extent to which such gains or losses are offset will depend upon the amount of securities sold short relative to the amount the Fund owns, either directly or indirectly, and, in the case where the Fund owns convertible securities, changes in the conversion premium. There can be no assurance that the Fund will be able to close out a short position at any particular time or at an acceptable price.

The Fund also must segregate liquid assets equal to the difference between (a) the market value of the securities sold short at the time they were sold short and (b) the value of the collateral deposited with the broker in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the Fund must maintain segregated assets at such a level that the amount segregated plus the amount deposited with the broker as collateral equal the current market value of the securities sold short.

Other Investment Companies

The Fund may invest up to 100% of its net assets in shares of other investment companies, including money market mutual funds, other mutual funds or exchange traded funds (“ETFs”). The Fund’s investments in money market mutual funds may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses. The Fund limits its investments in securities issued by other investment companies in accordance with the 1940 Act or with certain terms and conditions of applicable exemptive orders issued by the SEC and approved by the Board of Trustees. Section 12(d)(1) of the 1940 Act precludes the Fund from acquiring (i) more than 3% of the total outstanding shares of another investment company; (ii) shares of another investment company having an aggregate value in excess of 5% of the value of the total assets of the Fund; or (iii) shares of another registered investment company and all other investment companies having an aggregate value in excess of 10% of the value of the total assets of the Fund. However, Section 12(d)(1)(F) of the 1940 Act provides that the provisions of paragraph 12(d)(1) shall not apply to securities purchased or otherwise acquired by the Fund if (i) immediately after such purchase or acquisition not more than 3% of the total outstanding shares of such investment company is owned by the Fund and all affiliated persons of the Fund; and (ii) the Fund has not offered or sold, and is not proposing to offer or sell its shares through a principal underwriter or otherwise at a public or offering price that includes a sales load of more than 1 1/2%. SEC Rule 12d1-3 provides, however, that the Fund may rely on the Section 12(d)(1)(F) exemption and charge a sales load in excess of 1 1/2% provided the sales load and any service fee charged does not exceed limits set forth in applicable Financial Industry Regulatory Authority, Inc. (“FINRA”) rules.

If the Fund invests in investment companies, including ETFs, pursuant to Section 12(d)(1)(F), it must comply with the following voting restrictions: when the Fund exercises voting rights, by proxy or otherwise, with respect to investment companies owned by the Fund, the Fund will either seek instruction from the Fund’s shareholders with regard to the voting of all proxies and vote in accordance with such instructions, or vote the shares held by the Fund in the same proportion as the vote of all other holders of such security. In addition, an investment company purchased by the Fund pursuant to Section 12(d)(1)(F) shall not be required

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to redeem its shares in an amount exceeding 1% of such investment company’s total outstanding shares in any period of less than thirty days. In addition to the advisory and operational fees the Fund bears directly in connection with its own operation, the Fund also bears its pro rata portion of the advisory and operational expenses incurred indirectly through investments in other investment companies. In addition, ETFs are subject to the following risks that do not apply to conventional mutual funds: (1) the market price of the ETF’s shares may trade at a discount to their net asset value; (2) an active trading market for an ETF’s shares may not develop or be maintained; or (3) trading of an ETF’s shares may be halted if the listing exchange’s officials deem such action appropriate, the shares are de-listed from the exchange, or the activation of market-wide “circuit breakers” (which are tied to large decreases in stock prices) halts stock trading generally.  Additionally, ETFs have management fees, which increase their cost.

Exchange-Traded Funds

An ETF generally is an open-end investment company, unit investment trust or a portfolio of securities deposited with a depository in exchange for depository receipts. The portfolios of ETFs generally consist of common stocks that closely track the performance and dividend yield of specific securities indices, either broad market, sector or international. ETFs provide investors the opportunity to buy or sell throughout the day an entire portfolio of stocks in a single security. Although index mutual funds are similar, they are generally sold and redeemed only once per day at market close. Broad securities market index ETFs include Standard & Poor’s Depository Receipts (“SPDRs”), which are interests in a unit investment trust representing an undivided interest in a portfolio of all of the common stocks of the S&P 500 Index. The ETFs in which the Fund invests are subject to liquidity risk. Liquidity risk exists when particular investments are difficult to purchase or sell, possibly preventing the sale of the security at an advantageous time or price. To the extent that the ETFs in which the Fund invests hold securities of companies with smaller market capitalizations or securities with substantial market risk, they will have a greater exposure to liquidity risk.

Foreign Investments and Currencies

The Fund may invest in securities of foreign issuers that are not publicly traded in the United States. The Fund may also invest in American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”), foreign securities traded on a national securities market and may purchase and sell foreign currency on a spot basis and enter into forward currency contracts (see “Forward Currency Contracts,” below).

Depositary Receipts. The Fund may invest its assets in securities of foreign issuers in the form of depositary receipts, including ADRs, EDRs and GDRs, which are securities representing securities of foreign issuers. A purchaser of unsponsored depositary receipts may not have unlimited voting rights and may not receive as much information about the issuer of the underlying securities as with a sponsored depositary receipt. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. For purposes of the Fund’s investment policies, ADRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR representing ownership of common stock will be treated as common stock.

Risks of Investing in Foreign Securities. Investments in foreign securities involve certain inherent risks, including the following:

Political and Economic Factors. Individual foreign economies of certain countries may differ favorably or unfavorably from the U.S. economy in such respects as growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency, diversification and balance of payments position. The internal politics of certain foreign countries may not be as stable as those of the United States. Governments in certain foreign countries also continue to participate to a significant degree, through ownership interest or regulation, in their respective economies. Action by these governments could include restrictions on foreign investment, nationalization, expropriation of goods or imposition of taxes, and could have a significant effect

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on market prices of securities and payment of interest. The economies of many foreign countries are heavily dependent upon international trade and are accordingly affected by the trade policies and economic conditions of their trading partners. Enactment by these trading partners of protectionist trade legislation could have a significant adverse effect upon the securities markets of such countries.

Currency Fluctuations. The Fund may invest in securities denominated in foreign currencies. Accordingly, a change in the value of any such currency against the U.S. dollar will result in a corresponding change in the U.S. dollar value of the Fund’s assets denominated in that currency. Such changes will also affect the Fund’s income. The value of the Fund’s assets may also be affected significantly by currency restrictions and exchange control regulations enacted from time to time.

Market Characteristics. Many foreign securities in which the Fund may invest could be purchased in over-the-counter markets or on exchanges located in the countries in which the principal offices of the issuers of the various securities are located, if that is the best available market. Foreign exchanges and markets may be more volatile than those in the United States. While growing in volume, they usually have substantially less volume than U.S. markets, and the Fund’s foreign securities may be less liquid and more volatile than U.S. securities. Moreover, settlement practices for transactions in foreign markets may differ from those in U.S. markets, and may include delays beyond periods customary in the United States. Foreign security trading practices, including those involving securities settlement where Fund assets may be released prior to receipt of payment or securities, may expose the Fund to increased risk in the event of a failed trade or the insolvency of a foreign broker-dealer.

Legal and Regulatory Matters. Certain foreign countries may have less supervision of securities markets, brokers and issuers of securities, and less financial information available from issuers, than is available in the United States.

Taxes. The interest and dividends payable on certain of the Fund’s foreign portfolio securities may be subject to foreign withholding taxes, thus reducing the net amount of income available for distribution to Fund shareholders.

Costs. To the extent that the Fund invests in foreign securities, its expense ratio is likely to be higher than those of investment companies investing only in domestic securities, because the cost of maintaining the custody of foreign securities is higher.

Emerging Markets. The Fund’s investments in foreign securities may include securities of companies located in developing or emerging markets, which entail additional risks, including: less social, political and economic stability; smaller securities markets and lower trading volume, which may result in less liquidity and greater price volatility; national policies that may restrict the Fund’s investment opportunities, including restrictions on investments in issuers or industries, or expropriation or confiscation of assets or property; and less developed legal structures governing private or foreign investment.

Forward Currency Contracts. The Fund may enter into forward currency contracts in anticipation of changes in currency exchange rates. A forward currency contract is an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. For example, the Fund might purchase a particular currency or enter into a forward currency contract to preserve the U.S. dollar price of securities it intends to or has contracted to purchase. Alternatively, it might sell a particular currency on either a spot or forward basis to hedge against an anticipated decline in the dollar value of securities it intends to or has contracted to sell. Although this strategy could minimize the risk of loss due to a decline in the value of the hedged currency, it could also limit any potential gain from an increase in the value of the currency.

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In considering whether to invest in the securities of a foreign company, the Adviser considers such factors as the characteristics of the particular company, differences between economic trends and the performance of securities markets within the U.S. and those within other countries, and also factors relating to the general economic, governmental and social conditions of the country or countries where the company is located. The extent to which the Fund will be invested in foreign companies and countries and depositary receipts will fluctuate from time to time within the limitations described in the Prospectus, depending on the Adviser’s assessment of prevailing market, economic and other conditions.

Swap Agreements

The Fund may invest in funds that enter into swap agreements for purposes of attempting to gain exposure to equity or debt securities without actually purchasing those securities, or to hedge a position. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested in a “basket” of securities representing a particular index.

Most swap agreements entered into by a fund calculate the obligations of the parties to the agreement on a “net basis.” Consequently such fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). Payments may be made at the conclusion of a swap agreement or periodically during its term.

Swap agreements do not involve the delivery of securities or other underlying assets. Accordingly, if a swap is entered into on a net basis, if the other party to a swap agreement defaults, a fund’s risk of loss consists of the net amount of payments that such fund is contractually entitled to receive, if any.

Because they are two-party contracts and because they may have terms of greater than seven days, swap agreements may be considered to be illiquid for illiquid investment limitations. The Fund will not enter into any swap agreement unless the Adviser believes that the other party to the transaction is creditworthy. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counter-party.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid in comparison with the markets for other similar instruments that are traded in the OTC market.

Fixed-Income Securities

The Fund may invest in a wide range of fixed-income securities, which may include obligations of any rating or maturity.

The Fund may invest in investment grade corporate debt securities and lower-rated corporate debt securities (commonly known as “junk bonds”). Lower-rated or high yield debt securities include corporate high yield debt securities, zero-coupon securities, payment-in kind securities and strips. Investment grade corporate bonds are those rated BBB or better by Standard & Poor’s Rating Service (“S&P”) or Baa or better by Moody’s Investors Service (“Moody’s”). Securities rated BBB by S&P are considered investment grade, but Moody’s considers securities rated Baa to have speculative characteristics. The Fund may also invest in unrated securities.

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Junk Bonds. The Fund may invest in junk bonds. Junk bonds generally offer a higher current yield than that available for higher-grade issues. However, lower-rated securities involve higher risks, in that they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuations in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress that could adversely affect their ability to make payments of interest and principal and increase the possibility of default. In addition, the market for lower-rated debt securities has expanded rapidly in recent years, and its growth paralleled a long economic expansion. At times in recent years, the prices of many lower-rated debt securities declined substantially, reflecting an expectation that many issuers of such securities might experience financial difficulties. As a result, the yields on lower-rated debt securities rose dramatically, but such higher yields did not reflect the value of the income stream that holders of such securities expected, but rather, the risk that holders of such securities could lose a substantial portion of their value as a result of the issuers’ financial restructuring or default. There can be no assurance that such declines will not recur. The market for lower-rated debt issues generally is thinner and less active than that for higher quality securities, which may limit the Fund’s ability to sell such securities at fair value in response to changes in the economy or financial markets. Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may also decrease the values and liquidity of lower-rated securities, especially in a thinly traded market. Changes by recognized rating services in their rating of a fixed-income security may affect the value of these investments. The Fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, the Adviser will monitor the investment to determine whether continued investment in the security will assist in meeting the Fund’s investment objective.

Corporate Debt Securities. Corporate debt securities are fixed-income securities issued by businesses to finance their operations, although corporate debt instruments may also include bank loans to companies. Notes, bonds, debentures and commercial paper are the most common types of corporate debt securities, with the primary difference being their maturities and secured or unsecured status. Commercial paper has the shortest term and is usually unsecured.

The broad category of corporate debt securities includes debt issued by domestic or foreign companies of all kinds, including those with small-, mid- and large-capitalizations. Corporate debt may be rated investment-grade or below investment-grade and may carry variable or floating rates of interest.

Because of the wide range of types and maturities of corporate debt securities, as well as the range of creditworthiness of its issuers, corporate debt securities have widely varying potentials for return and risk profiles. For example, commercial paper issued by a large established domestic corporation that is rated investment-grade may have a modest return on principal, but carries relatively limited risk. On the other hand, a long-term corporate note issued by a small foreign corporation from an emerging market country that has not been rated may have the potential for relatively large returns on principal, but carries a relatively high degree of risk.

Corporate debt securities carry both credit risk and interest rate risk. Credit risk is the risk that the Fund could lose money if the issuer of a corporate debt security is unable to pay interest or repay principal when it is due. Some corporate debt securities that are rated below investment-grade are generally considered speculative because they present a greater risk of loss, including default, than higher quality debt securities. The credit risk of a particular issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of higher-ranking senior securities may receive amounts otherwise payable to the holders of more junior securities. Interest rate risk is the risk that the value of certain corporate debt securities will tend to fall when interest rates rise. In

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general, corporate debt securities with longer terms tend to fall more in value when interest rates rise than corporate debt securities with shorter terms.

Zero-Coupon Securities. Zero-coupon securities make no periodic interest payments, but are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. The discount varies depending on the time remaining until maturity, as well as market interest rates, liquidity of the security and the issuer’s perceived credit quality. If the issuer defaults, the holder may not receive any return on its investment. Because zero-coupon securities bear no interest and compound semiannually at the rate fixed at the time of issuance, their value generally is more volatile than the value of other fixed-income securities. Since zero-coupon bondholders do not receive interest payments, when interest rates rise, zero-coupon securities fall more dramatically in value than bonds paying interest on a current basis. When interest rates fall, zero-coupon securities rise more rapidly in value because the bonds reflect a fixed rate of return. An investment in zero-coupon and delayed interest securities may cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on its investment.

Unrated Debt Securities. Unrated debt, while not necessarily lower in quality than rated securities, may not have as broad a market. Because of the size and perceived demand for the issue, among other factors, certain issuers may decide not to pay the cost of getting a rating for their bonds. The creditworthiness of the issuer, as well as any financial institution or other party responsible for payments on the security, will be analyzed to determine whether to purchase unrated bonds.

Warrants

The Fund may invest in warrants. A warrant gives the holder a right to purchase at any time during a specified period a predetermined number of shares of common stock at a fixed price. Unlike convertible debt securities or preferred stock, warrants do not pay a fixed coupon or dividend. Investments in warrants involve certain risks, including the possible lack of a liquid market for resale of the warrants, potential price fluctuations as a result of speculation or other factors and failure of the price of the underlying security to reach or have reasonable prospects of reaching a level at which the warrant can be prudently exercised (in which event the warrant may expire without being exercised, resulting in a loss of the Fund’s entire investment therein).

Securities Lending

The Fund may lend securities from its portfolio to brokers, dealers and financial institutions (but not individuals) in order to increase the return on its portfolio. The value of the loaned securities may not exceed one-third of the Fund’s total net assets and loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. The Fund will not enter into any portfolio security lending arrangement having a duration of longer than one year. The principal risk of portfolio lending is potential default or insolvency of the borrower. In either of these cases, the Fund could experience delays in recovering securities or collateral or could lose all or part of the value of the loaned securities. The Fund may pay reasonable administrative and custodial fees in connection with loans of portfolio securities and may pay a portion of the interest or fee earned thereon to the borrower or a placing broker.

In determining whether or not to lend a security to a particular broker, dealer or financial institution, the Adviser considers all relevant facts and circumstances, including the size, creditworthiness and reputation of the broker, dealer or financial institution. Any loans of portfolio securities are fully collateralized based on values that are marked-to-market daily. Any securities that the Fund may receive as collateral will not become part of the Fund’s investment portfolio at the time of the loan and, in the event of a default by the borrower, the Fund will, if permitted by law, dispose of such collateral except for such part thereof that is a security in which the Fund is permitted to invest. During the time securities are on loan, the borrower will pay the Fund any accrued income on those securities, however, such payments of accrued income will not constitute “qualified dividend” income and will be taxable as ordinary income. For loaned securities, the Fund may

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invest the cash collateral and earn income or receive an agreed-upon fee from a borrower that has delivered cash-equivalent collateral. The Fund will be responsible for the risks associated with the investment of the cash collateral, including the risk that the Fund may lose money on the investment or may fail to earn sufficient income to meet its obligations to the borrower.

Options, Futures and Other Strategies

General. The Fund may use certain options (both traded on an exchange and over-the-counter (“OTC”)), futures contracts (sometimes referred to as “futures”) and options on futures contracts (collectively, “Financial Instruments”) as a substitute for a comparable market position in the underlying security, to attempt to hedge or limit the exposure of the Fund’s position, to create a synthetic money market position, for certain tax-related purposes and to effect closing transactions.

The use of Financial Instruments is subject to applicable regulations of the SEC, the several exchanges upon which they are traded and the Commodity Futures Trading Commission (the “CFTC”). In addition, the Fund’s ability to use Financial Instruments will be limited by tax considerations. Pursuant to a claim for exemption filed with the National Futures Association on behalf of the Fund, the Fund is not deemed to be a commodity pool operator or a commodity pool under the Commodity Exchange Act and is not subject to registration or regulation as such under the Commodity Exchange Act. In addition to the instruments, strategies and risks described below and in the Prospectus, the Fund’s Adviser may discover additional opportunities in connection with Financial Instruments and other similar or related techniques. These new opportunities may become available as the Adviser develop new techniques, as regulatory authorities broaden the range of permitted transactions and as new Financial Instruments or other techniques are developed. The Adviser may utilize these opportunities to the extent that they are consistent with the Fund’s investment objective and permitted by the Fund’s investment limitations and applicable regulatory authorities. The Prospectus or this SAI will be supplemented to the extent that new products or techniques involve materially different risks than those described below or in the Prospectus.

Regulatory Limitations on Trading Commodity Interests. Advisers to registered investment companies trading commodity interests (such as futures contracts, options on futures contracts, and most swaps), including the Fund, may be able to claim exclusion from regulation as commodity pool operators (“CPOs”) pursuant to CFTC Regulation 4.5. To qualify for this exclusion, the Fund is permitted to engage in unlimited “bona fide hedging” (as defined by the CFTC), but if the Fund uses commodity interests other than for bona fide hedging purposes, the aggregate initial margin and premiums required to establish these positions, determined at the time the most recent position was established, may not exceed 5% of the Fund’s NAV (after taking into account unrealized profits and unrealized losses on any such positions and excluding the amount by which options that are “in-the-money” at the time of purchase are “in-the-money”) or, alternatively, the aggregate net notional value of non-bona fide hedging commodity interest positions, determined at the time the most recent position was established, may not exceed 100% of the Fund’s NAV (after taking into account unrealized profits and unrealized losses on any such positions). In addition to complying with these de minimis trading limitations, to qualify for this exclusion, the Fund must satisfy a marketing test, which requires, among other things, that the Fund not hold itself out as a vehicle for trading commodity interests.

The Fund may be exposed to commodity interests indirectly in excess of the de minimis trading limitations described above. Such exposure may result from the Fund’s investment in other investment vehicles, such as mutual funds, exchange-traded funds (“ETFs”), and other vehicles that may invest directly in commodity interests. These investment vehicles are referred to collectively as “underlying investment vehicles.” The CFTC treats a fund as a commodity pool whether it invests in commodity interests directly or indirectly through its investments in underlying investment vehicles. The CFTC staff has issued a no-action letter permitting the manager of a fund that invests in such underlying investment vehicles to defer registering as a CPO or claiming the exclusion from the CPO definition until six months from the date on which the CFTC issues additional guidance (the “Deadline”) on the application of the de minimis trading limitations in CFTC

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Regulation 4.5 with respect to funds that invest in other funds that employ commodity interests in their portfolios. Such guidance is expected to clarify how to calculate compliance with the de minimis trading limitations given the Fund's indirect investments in commodity interests through underlying investment vehicles that may require the Adviser to act in a registered CPO capacity with respect to the Fund.

The Adviser has filed the required notice to claim this no-action relief with respect to the Fund. In addition, the Adviser has filed a notice of reliance upon the exclusion from the definition of CPO under CFTC Regulation 4.5 with respect to the Fund. As a result, at this time the Adviser need not generally comply with the regulatory requirements otherwise applicable to a registered CPO with respect to the Fund. Prior to the Deadline, however, the Adviser, based on the guidance to be issued by the CFTC, will determine with respect to the Fund whether it must operate as a registered CPO or whether it can rely on an exemption or exclusion from the CPO definition. If the Adviser determines that it can rely on the exclusion in CFTC Regulation 4.5 with respect to the Fund, then the Adviser, in its management of the Fund, will comply with one of the two alternative de minimis trading limitations in that regulation. Complying with the de minimis trading limitations may restrict the Adviser's ability to use derivatives as part of the Fund’s investment strategies, and the Fund’s performance could be adversely affected. If the Adviser determines that it cannot rely on the exclusion in CFTC Regulation 4.5 with respect to the Fund, then the Adviser will serve in a registered CPO capacity with respect to the Fund. CPO regulation would increase the regulatory requirements to which the Fund is subject and it is expected that acting in a registered CPO capacity would increase regulatory and compliance costs for the Fund.

Special Risks. The use of Financial Instruments involves special considerations and risks, certain of which are described below. Risks pertaining to particular Financial Instruments are described in the sections that follow.

(1) Successful use of most Financial Instruments depends upon the Adviser’s ability to predict movements of the overall securities markets, which requires different skills than predicting changes in the prices of individual securities. The ordinary spreads between prices in the cash and futures markets, due to the differences in the natures of those markets, are subject to distortion. Due to the possibility of distortion, a correct forecast of stock market trends by the Adviser may still not result in a successful transaction. The Adviser may be incorrect in their expectations as to the extent of market movements or the time span within which the movements take place, which, thus, may result in the strategy being unsuccessful.

(2) Options and futures prices can diverge from the prices of their underlying instruments. Options and futures prices are affected by such factors as current and anticipated short-term interest rates, changes in volatility of the underlying instrument and the time remaining until expiration of the contract, which may not affect security prices the same way. Imperfect or no correlation also may result from differing levels of demand in the options and futures markets and the securities markets, from structural differences in how options and futures and securities are traded and from imposition of daily price fluctuation limits or trading halts.

(3) As described below, the Fund might be required to maintain assets as “cover,” maintain segregated accounts or make margin payments when it takes positions in Financial Instruments involving obligations to third parties (e.g., Financial Instruments other than purchased options). If the Fund were unable to close out its positions in such Financial Instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. These requirements might impair the Fund’s ability to sell a portfolio security or make an investment when it would otherwise be favorable to do so or require that the Fund sell a portfolio security at a disadvantageous time. The Fund’s ability to close out a position in a Financial Instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (the “counter-party”) to enter into a transaction closing out the position. Therefore, there is no assurance that any position can be closed out at a time and price that is favorable to the Fund.

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(4) Losses may arise due to unanticipated market price movements, lack of a liquid secondary market for any particular instrument at a particular time or due to losses from premiums paid by the Fund on options transactions.

Cover. Transactions using Financial Instruments, other than purchased options, expose the Fund to an obligation to another party. The Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities or other options or futures contracts or (2) cash and liquid assets with a value, marked-to-market daily, sufficient to cover its potential obligations to the extent not covered as provided in (1) above. The Fund will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, set aside cash or liquid assets in an account with its Custodian, or another approved custodian, in the prescribed amount as determined daily.

Assets used as cover or held in an account cannot be sold while the position in the corresponding Financial Instrument is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund’s assets to cover accounts could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

Options. The value of an option position will reflect, among other things, the current market value of the underlying investment, the time remaining until expiration, the relationship of the exercise price to the market price of the underlying investment and general market conditions. Options that expire unexercised have no value. Options currently are traded on the Chicago Board Options Exchange, the NYSE Amex Options exchange and other exchanges, as well as the OTC markets.

By buying a call option on a security, the Fund has the right, in return for the premium paid, to buy the security underlying the option at the exercise price. By writing (selling) a call option and receiving a premium, the Fund becomes obligated during the term of the option to deliver securities underlying the option at the exercise price if the option is exercised. By buying a put option, the Fund has the right, in return for the premium, to sell the security underlying the option at the exercise price. By writing a put option, the Fund becomes obligated during the term of the option to purchase the securities underlying the option at the exercise price.

Because options premiums paid or received by the Fund are small in relation to the market value of the investments underlying the options, buying and selling put and call options can be more speculative than investing directly in securities.

The Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, the Fund may terminate its obligation under a call or put option that it had written, by purchasing an identical call or put option. This is known as a closing purchase transaction. Conversely, the Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option. This is known as a closing sale transaction. Closing transactions permit the Fund to realize profits or limit losses on an option position prior to its exercise or expiration.

Risks of Options on Securities. Exchange-traded options in the United States are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. In contrast, OTC options are contracts between the Fund and its counter-party (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases an OTC option, it relies on the counter-party from whom it purchased the option to make or take delivery of the underlying investment upon exercise of the option. Failure by the counter-party to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

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The Fund’s ability to establish and close out positions in exchange-traded options depends on the existence of a liquid market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counter-party or by a transaction in the secondary market if any such market exists. There can be no assurance that the Fund will in fact be able to close out an OTC option position at a favorable price prior to expiration. In the event of insolvency of the counter-party, the Fund might be unable to close out an OTC option position at any time prior to its expiration.

If the Fund were unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by the Fund could cause material losses because the Fund would be unable to sell the investment used as cover for the written option until the option expires or is exercised.

Options on Indices. An index fluctuates with changes in the market values of the securities included in the index. Options on indices give the holder the right to receive an amount of cash upon exercise of the option. Receipt of this cash amount will depend upon the closing level of the index upon which the option is based being greater than (in the case of a call) or less than (in the case of a put) the exercise price of the option. Some stock index options are based on a broad market index such as the S&P 500 Index, the NYSE Composite Index or the NYSE Arca Major Market Index or on a narrower index such as the Philadelphia Stock Exchange Over-the-Counter Index.

Each of the exchanges has established limitations governing the maximum number of call or put options on the same index that may be bought or written by a single investor, whether acting alone or in concert with others (regardless of whether such options are written on the same or different exchanges or are held or written on one or more accounts or through one or more brokers). Under these limitations, option positions of all investment companies advised by the Adviser are combined for purposes of these limits. Pursuant to these limitations, an exchange may order the liquidation of positions and may impose other sanctions or restrictions. These positions limits may restrict the number of listed options that the Fund may buy or sell.

Puts and calls on indices are similar to puts and calls on securities or futures contracts except that all settlements are in cash and gain or loss depends on changes in the index in question rather than on price movements in individual securities or futures contracts. When the Fund writes a call on an index, it receives a premium and agrees that, prior to the expiration date, the purchaser of the call, upon exercise of the call, will receive from the Fund an amount of cash if the closing level of the index upon which the call is based is greater than the exercise price of the call. The amount of cash is equal to the difference between the closing price of the index and the exercise price of the call times a specified multiple (“multiplier”), which determines the total value for each point of such difference. When the Fund buys a call on an index, it pays a premium and has the same rights to such call as are indicated above. When the Fund buys a put on an index, it pays a premium and has the right, prior to the expiration date, to require the seller of the put, upon the Fund’s exercise of the put, to deliver to the Fund an amount of cash if the closing level of the index upon which the put is based is less than the exercise price of the put, which amount of cash is determined by the multiplier, as described above for calls. When the Fund writes a put on an index, it receives a premium and the purchaser of the put has the right, prior to the expiration date, to require the Fund to deliver to it an amount of cash equal to the difference between the closing level of the index and the exercise price times the multiplier if the closing level is less than the exercise price.

Risks of Options on Indices. If the Fund has purchased an index option and exercises it before the closing index value for that day is available, it runs the risk that the level of the underlying index may subsequently change. If such a change causes the exercised option to fall out-of-the-money, the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer.

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OTC Options. Unlike exchange-traded options, which are standardized with respect to the underlying instrument, expiration date, contract size and strike price, the terms of OTC options (options not traded on exchanges) generally are established through negotiation with the other party to the option contract. While this type of arrangement allows the Fund great flexibility to tailor the option to its needs, OTC options generally involve greater risk than exchange-traded options, which are guaranteed by the clearing organization of the exchanges where they are traded.

Futures Contracts and Options on Futures Contracts. A futures contract obligates the seller to deliver (and the purchaser to take delivery of) the specified security on the expiration date of the contract. An index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific index at the close of the last trading day of the contract and the price at which the agreement is made. No physical delivery of the underlying securities in the index is made.

When the Fund writes an option on a futures contract, it becomes obligated, in return for the premium paid, to assume a position in the futures contract at a specified exercise price at any time during the term of the option. If the Fund writes a call, it assumes a short futures position. If it writes a put, it assumes a long futures position. When the Fund purchases an option on a futures contract, it acquires the right in return for the premium it pays to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put).

Whether the Fund realizes a gain or loss from futures activities depends upon movements in the underlying security or index. The extent of the Fund’s loss from an unhedged short position in futures contracts or from writing unhedged call options on futures contracts is potentially unlimited. The Fund only purchases and sells futures contracts and options on futures contracts that are traded on a U.S. exchange or board of trade.

No price is paid upon entering into a futures contract. Instead, at the inception of a futures contract the Fund is required to deposit “initial margin” in an amount generally equal to 10% or less of the contract value. Margin also must be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to the Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, the Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

Subsequent “variation margin” payments are made to and from the futures commission merchant daily as the value of the futures position varies, a process known as “marking-to-market.” Variation margin does not involve borrowing, but rather represents a daily settlement of the Fund’s obligations to or from a futures commission merchant. When the Fund purchases an option on a futures contract, the premium paid plus transaction costs is all that is at risk. In contrast, when the Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If the Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous.

Purchasers and sellers of futures contracts and options on futures can enter into offsetting closing transactions, similar to closing transactions in options, by selling or purchasing, respectively, an instrument identical to the instrument purchased or sold. Positions in futures and options on futures contracts may be closed only on an exchange or board of trade that provides a secondary market. However, there can be no assurance that a liquid secondary market will exist for a particular contract at a particular time. In such event, it may not be possible to close a futures contract or options position.

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Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a futures contract or an option on a futures contract can vary from the previous day’s settlement price. Once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

If the Fund were unable to liquidate a futures contract or an option on a futures position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses. The Fund would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain cash or liquid assets in an account.

Risks of Futures Contracts and Options Thereon. The ordinary spreads between prices in the cash and futures markets (including the options on futures markets), due to differences in the natures of those markets, are subject to the following factors, which may create distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions, which could distort the normal relationships between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion. Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities market. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

Combined Positions. The Fund may purchase and write options in combination with each other. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to construct a combined position whose risk and return characteristics are similar to selling a futures contract. Another possible combined position would involve writing a call option at one strike price and buying a call option at a lower price, in order to reduce the risk of the written call option in the event of a substantial price increase. Because combined options positions involve multiple trades, they result in higher transaction costs and may be more difficult to open and close out.

Temporary and Cash Investments

Under normal market conditions, the Fund will stay fully invested according to its principal investment strategies as noted above. The Fund, however, may temporarily depart from its principal investment strategies by making short-term investments in cash, cash equivalents, and high-quality, short-term debt securities and money market instruments for temporary defensive purposes in response to adverse market, economic or political conditions. This may result in the Fund not achieving its investment objectives during that period.

For longer periods of time, the Fund may hold a substantial cash position. If the market advances during periods when the Fund is holding a large cash position, the Fund may not participate to the extent it would have if the Fund had been more fully invested. To the extent that the Fund uses a money market fund for its cash position, there will be some duplication of expenses because the Fund would bear its pro rata portion of such money market fund’s advisory fees and operational expenses.

The Fund may invest in any of the following securities and instruments:

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Money Market Mutual Funds. The Fund may invest in money market mutual funds in connection with its management of daily cash positions or as a temporary defensive measure. Generally, money market mutual funds seek to earn income consistent with the preservation of capital and maintenance of liquidity. They primarily invest in high quality money market obligations, including securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities, bank obligations and high-grade corporate instruments. These investments generally mature within 397 days from the date of purchase. An investment in a money market mutual fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. The Fund’s investments in money market mutual funds may be used for cash management purposes and to maintain liquidity in order to satisfy redemption requests or pay unanticipated expenses.

Your cost of investing in the Fund will generally be higher than the cost of investing directly in the underlying money market mutual fund shares. You will indirectly bear fees and expenses charged by the underlying money market mutual funds in addition to the Fund’s direct fees and expenses. Furthermore, the use of this strategy could affect the timing, amount and character of distributions to you and therefore may increase the amount of taxes payable by you.

Bank Certificates of Deposit, Bankers’ Acceptances and Time Deposits. The Fund may acquire certificates of deposit, bankers’ acceptances and time deposits. Certificates of deposit are negotiable certificates issued against monies deposited in a commercial bank for a definite period of time and earning a specified return. Bankers’ acceptances are negotiable drafts or bills of exchange, normally drawn by an importer or exporter to pay for specific merchandise, which are “accepted” by a bank, meaning in effect that the bank unconditionally agrees to pay the face value of the instrument on maturity. Certificates of deposit and bankers’ acceptances acquired by the Fund will be dollar-denominated obligations of domestic or foreign banks or financial institutions which at the time of purchase have capital, surplus and undivided profits in excess of $100 million (including assets of both domestic and foreign branches), based on latest published reports, or less than $100 million if the principal amount of such bank obligations are fully insured by the U.S. Government.

Domestic banks and foreign banks are subject to different governmental regulations with respect to the amount and types of loans that may be made and interest rates that may be charged. In addition, the profitability of the banking industry depends largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in the operations of the banking industry.

As a result of federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amount which they can loan to a single borrower and subject to other regulations designed to promote financial soundness. However, such laws and regulations do not necessarily apply to foreign bank obligations that the Fund may acquire.

In addition to purchasing certificates of deposit and bankers’ acceptances, to the extent permitted under the investment objective and policies stated above and in the Prospectus, the Fund may make interest-bearing time or other interest-bearing deposits in commercial or savings banks. Time deposits are non-negotiable deposits maintained at a banking institution for a specified period of time at a specified interest rate.

Savings Association Obligations. The Fund may invest in certificates of deposit (interest-bearing time deposits) issued by savings banks or savings and loan associations that have capital, surplus and undivided profits in excess of $100 million, based on latest published reports, or less than $100 million if the principal amount of such obligations is fully insured by the U.S. Government.

Commercial Paper, Short-Term Notes and Other Corporate Obligations. The Fund may invest a portion of its assets in commercial paper and short-term notes. Commercial paper consists of unsecured promissory notes issued by

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corporations. Issues of commercial paper and short-term notes will normally have maturities of less than nine months and fixed rates of return, although such instruments may have maturities of up to one year.

Commercial paper and short-term notes will consist of issues rated at the time of purchase “A-2” or higher by S&P, “Prime-1” or “Prime-2” by Moody’s, or similarly rated by another nationally recognized statistical rating organization or, if unrated, will be determined by the Adviser to be of comparable quality.

Corporate obligations include bonds and notes issued by corporations to finance longer-term credit needs than supported by commercial paper. While such obligations generally have maturities of ten years or more, the Fund may purchase corporate obligations which have remaining maturities of one year or less from the date of purchase and which are rated “A” or higher by S&P or “A” or higher by Moody’s.

Asset-Backed Securities

The Fund may invest in certain types of asset-backed securities. Asset-backed securities are securities issued by trusts and special purpose entities that are backed by pools of assets, such as automobile and credit-card receivables and home equity loans, which pass through the payments on the underlying obligations to the security holders (less servicing fees paid to the originator or fees for any credit enhancement). Typically, the originator of the loan or accounts receivable paper transfers it to a specially created trust, which repackages it as securities with a minimum denomination and a specific term. The securities are then privately placed or publicly offered. Examples include certificates for automobile receivables and so-called plastic bonds, backed by credit card receivables.

The value of an asset-backed security is affected by, among other things, changes in the market’s perception of the asset backing the security, the creditworthiness of the servicing agent for the loan pool, the originator of the loans and the financial institution providing any credit enhancement. Payments of principal and interest passed through to holders of asset-backed securities are frequently supported by some form of credit enhancement, such as a letter of credit, surety bond, limited guarantee by another entity or by having a priority to certain of the borrower’s other assets. The degree of credit enhancement varies, and generally applies to only a portion of the asset-backed security’s par value. Value is also affected if any credit enhancement has been exhausted.

U.S. Government Obligations

The Fund may invest in various types of U.S. Government obligations. U.S. Government obligations include securities issued or guaranteed as to principal and interest by the U.S. Government, its agencies or instrumentalities, such as the U.S. Treasury. Payment of principal and interest on U.S. Government obligations may be backed by the full faith and credit of the United States or may be backed solely by the issuing or guaranteeing agency or instrumentality itself. In the latter case, the investor must look principally to the agency or instrumentality issuing or guaranteeing the obligation for ultimate repayment, which agency or instrumentality may be privately owned. There can be no assurance that the U.S. Government would provide financial support to its agencies or instrumentalities (including government-sponsored enterprises) where it is not obligated to do so.

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Restricted Securities

The Fund may invest in securities that are subject to restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”). These securities are sometimes referred to as private placements. Although securities that may be resold only to “qualified institutional buyers” in accordance with the provisions of Rule 144A under the Securities Act are technically considered “restricted securities,” the Fund may purchase Rule 144A securities without regard to the limitation on investments in illiquid securities described below in the “Illiquid Securities” section, provided that a determination is made that such securities have a readily available trading market. The Fund may also purchase certain commercial paper issued in reliance on the exemption from registration in Section 4(2) of the Securities Act (“4(2) Paper”). The Adviser will determine the liquidity of Rule 144A securities and 4(2) Paper under the supervision of the Board of Trustees. The liquidity of Rule 144A securities and 4(2) Paper will be monitored by the Adviser, and if as a result of changed conditions it is determined that a Rule 144A security or 4(2) Paper is no longer liquid, the Fund’s holdings of illiquid securities will be reviewed to determine what, if any, action is required to assure that the Fund does not exceed its applicable percentage limitation for investments in illiquid securities.

Limitations on the resale of restricted securities may have an adverse effect on the marketability of portfolio securities and the Fund might be unable to dispose of restricted securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemption requirements. The Fund might also have to register such restricted securities in order to dispose of them, resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

When-Issued Securities

The Fund may from time to time purchase securities on a “when-issued” basis. The price of such securities, which may be expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued securities take place at a later date. Normally, the settlement date occurs within one month of the purchase. During the period between purchase and settlement, the Fund makes no payment to the issuer and no interest accrues to the Fund. To the extent that assets of the Fund are held in cash pending the settlement of a purchase of securities, the Fund would earn no income. While when-issued securities may be sold prior to the settlement date, the Fund intends to purchase such securities with the purpose of actually acquiring them unless a sale appears desirable for investment reasons. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the value of the security in determining its net asset value. The market value of the when-issued securities may be more or less than the purchase price. The Fund does not believe that its net asset value or income will be adversely affected by the purchase of securities on a when-issued basis. The Fund will segregate liquid assets equal in value to commitments for when-issued securities, which may reduce but does not eliminate leverage.

Illiquid Securities

As a non-principal strategy, the Fund may invest up to 15% of its net assets in securities that are illiquid at the time of purchase, which means that there may be legal or contractual restrictions on their disposition, or that there are no readily available market quotations for such a security. Illiquid securities present the risks that the Fund may have difficulty valuing these holdings and/or may be unable to sell these holdings at the time or price desired. There are generally no restrictions on the Fund’s ability to invest in restricted securities (that is, securities that are not registered pursuant to the Securities Act), except to the extent such securities may be considered illiquid. Securities issued pursuant to Rule 144A of the Securities Act will be considered liquid if determined to be so under procedures adopted by the Board of Trustees. The Adviser is responsible for making the determination as to the liquidity of restricted securities (pursuant to the procedures adopted by the Board of Trustees). The Fund will determine a security to be illiquid if it cannot be sold or disposed of in the ordinary course of business within seven days at the value at which the Fund has valued the security. Factors considered in determining whether a security is illiquid may include, but are not limited to: the frequency of trades and quotes for the security; the number of dealers willing to purchase and sell the security

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and the number of potential purchasers; the number of dealers who undertake to make a market in the security; the nature of the security, including whether it is registered or unregistered, and the market place; whether the security has been rated by a nationally recognized statistical rating organization (“NRSRO”); the period of time remaining until the maturity of a debt instrument or until the principal amount of a demand instrument can be recovered through demand; the nature of any restrictions on resale; and with respect to municipal lease obligations and certificates of participation, there is reasonable assurance that the obligation will remain liquid throughout the time the obligation is held and, if unrated, an analysis similar to that which would be performed by an NRSRO is performed. If a restricted security is determined to be liquid, it will not be included within the category of illiquid securities, which may not exceed 15% of the Fund’s net assets. Investing in Rule 144A securities could have the effect of increasing the level of the Fund’s illiquidity to the extent that the Fund, at a particular point in time may be unable to find qualified institutional buyers interested in purchasing the securities. The Fund is permitted to sell restricted securities to qualified institutional buyers.

Fundamental Investment Limitations

The Trust (on behalf of the Fund) has adopted the following restrictions as fundamental policies, which may not be changed without the favorable vote of the holders of a “majority of the outstanding voting securities of the Fund,” as defined in the 1940 Act. Under the 1940 Act, the “vote of the holders of a majority of the outstanding voting securities” means the vote of the holders of the lesser of (i) 67% of the shares of the Fund represented at a meeting at which the holders of more than 50% of its outstanding shares are represented or (ii) more than 50% of the outstanding shares of the Fund.

The Fund may not:

1.	Issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund’s engagement in such activities is consistent with or permitted by the 1940 Act, as amended, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff;
2.	Borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund’s total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions;
3.	Participate on a joint or joint and several basis in any securities trading account, or underwrite securities. (Does not preclude the Fund from obtaining such short-term credit as may be necessary for the clearance of purchases and sales of its portfolio securities, and except to the extent that the Fund may be deemed an underwriter under the Securities Act of 1933, by virtue of disposing of portfolio securities);
4.	Purchase or sell real estate or interests in real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate or real estate acquired as a result of such investments. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts);
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5.	Invest 25% or more of the market value of its assets in the securities of companies engaged in any one industry. (Does not apply to investment in the securities of the U.S. Government, its agencies or instrumentalities.);
6.	Purchase or sell commodities (unless acquired as a result of ownership of securities or other investments) or commodity futures contracts, except that the Fund may purchase and sell futures contracts and options to the full extent permitted under the 1940 Act, sell foreign currency contracts in accordance with any rules of the Commodity Futures Trading Commission, invest in securities or other instruments backed by commodities, and invest in companies that are engaged in a commodities business or have a significant portion of their assets in commodities;
7.	Make loans to others, except (a) through the purchase of debt securities in accordance with its investment objectives and policies, (b) to the extent the entry into a repurchase agreement is deemed to be a loan, and (c) by loaning portfolio securities; or
8.	Make an investment unless 75% of the value of the Fund’s total assets is represented by cash, cash items, U.S. government securities, securities of other investment companies and “other securities.” For purposes of this restriction, the term “other securities” means securities as to which the Fund invests no more than 5% of the value of its total assets in any one issuer or purchases no more than 10% of the outstanding voting securities of any one issuer. As a matter of operating policy, each Fund will not consider repurchase agreements to be subject to the above-stated 5% limitation if all of the collateral underlying the repurchase agreements are U.S. government securities and such repurchase agreements are fully collateralized

The following lists the non-fundamental investment restrictions applicable to the Fund. These restrictions can be changed by the Board of Trustees, but the change will only be effective after notice is given to shareholders of the Fund.

The Fund may not:

1.	Invest in securities of other investment companies except as permitted under the 1940 Act or the rules, orders or interpretations thereunder; or
2.	Invest 15% or more of the value of its net assets, computed at the time of investment, in illiquid securities. Illiquid securities are those securities without readily available market quotations, including repurchase agreements having a maturity of more than seven days. Illiquid securities may include restricted securities not determined by the Board of Trustees to be liquid, non-negotiable time deposits, over-the-counter options and repurchase agreements providing for settlement in more than seven days after notice.

Except with respect to borrowing and illiquid securities, if a percentage or rating restriction on investment or use of assets set forth herein or in the Prospectus is adhered to at the time a transaction is effected, later changes in percentage resulting from any cause other than actions by the Fund will not be considered a violation.

Management of the Fund

Board of Trustees

The management and affairs of the Fund are supervised by the Board of Trustees. The Board of Trustees consists of five individuals, four (4) of whom are not “interested persons” (as defined under the 1940 Act) of the Trust and the Adviser (“Independent Trustees”). The Trustees are fiduciaries for the Fund’s shareholders and are governed by the laws of the State of Delaware in this regard. The Board of Trustees establishes

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policies for the operation of the Fund and appoints the officers who conduct the daily business of the Fund.

Board Leadership Structure

The Trust is led by Mr. Brian Nielsen, who has served as the Chairman of the Board since 2011.  Mr. Nielsen is an interested person by virtue of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, and Transfer Agent) and Northern Lights Distributors, LLC (the Fund’s Distributor).  The Board of Trustees is comprised of Mr. Nielsen and four (4) Independent Trustees.   Under certain 1940 Act governance guidelines that apply to the Trust, the Independent Trustees will meet in executive session, at least quarterly. Under the Trust’s Agreement and Declaration of Trust and By-Laws, the Chairman of the Board is responsible for (a) presiding at board meetings, (b) calling special meetings on an as-needed basis, (c) execution and administration of Trust policies including (i) setting the agendas for board meetings and (ii) providing information to board members in advance of each board meeting and between board meetings.   The Trust believes that (i) its Chairman, (ii) Keith Rhoades, the independent chair of the Audit Committee and (iii), as an entity, the full Board of Trustees, provide effective leadership that is in the best interests of the Trust, its funds and each shareholder. The Board has not appointed a Lead Independent Trustee at this time.

Board Risk Oversight

The Board of Trustees is comprised of Mr. Nielsen and four (4) Independent Trustees with a standing independent Audit Committee with a separate chair. The Board is responsible for overseeing risk management, and the full Board regularly engages in discussions of risk management and receives compliance reports that inform its oversight of risk management from its Chief Compliance Officer at quarterly meetings and on an ad hoc basis, when and if necessary.  The Audit Committee considers financial and reporting risk within its area of responsibilities.  Generally, the Board believes that its oversight of material risks is adequately maintained through the compliance-reporting chain where the Chief Compliance Officer is the primary recipient and communicator of such risk-related information.

Trustee Qualifications

Generally, the Trust believes that each Trustee is competent to serve because of their individual overall merits including: (i) experience, (ii) qualifications, (iii) attributes and (iv) skills. Mr. Nielsen has over ten years of business experience in the investment management and brokerage business and possesses a strong understanding of the regulatory framework under which investment companies must operate.  Since 2010, Thomas Sarkany has been the President of TTS Consultants, LLC, a financial services firm, and from1994 through 2010, he held various roles at Value Line, Inc. (a publicly held company providing financial research, publications and money management services to retail and institutional investors), including Director of Marketing and Asset Management, Director of Index Licensing, and member of the Board of Directors. Anthony Lewis has been Chairman and CEO of The Lewis Group USA, an executive consulting firm, for the past ten years, and also serves as a Director, the Chairman of the Compensation Committee, and a Member of the Audit Committee of Torotel Inc. Keith Rhoades served as the Director then Senior Director of General Ledger/Financial Research for Union Pacific Railroad, and Randy Skalla has served as the President of L5 Enterprises, Inc. since 2001 and is a member of the Orizon Investment Counsel Board. The Trust does not believe any one factor is determinative in assessing a Trustee’s qualifications, but that the collective experience of each Trustee makes them each highly qualified.

The Board of Trustees has established three standing board committees – the Audit Committee, the Compensation Committee and the Nominating Committee. All Independent Trustees are members of the Audit Committee, the Compensation Committee and the Nominating Committee. Inclusion of all Independent Trustees as members of the Audit Committee, the Compensation Committee and the Nominating Committee allows all such Trustees to participate in the full range of the Board of Trustees’ oversight duties, including oversight of risk management processes. The Board of Trustees has also established a Valuation Committee for the Trust.

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In accordance with the fund governance standards prescribed by the SEC under the 1940 Act, the Independent Trustees on the Nominating Committee select and nominate all candidates for Independent Trustee positions. Each Trustee was appointed to serve on the Board of Trustees because of his experience, qualifications, attributes and/or skills as set forth above. The Board of Trustees reviews its leadership structure regularly. The Board of Trustees believes that the structure described above facilitates the orderly and efficient flow of information to the Trustees from the officers of the Trust, the advisers of the funds that comprise the Trust and other service providers, and facilitates the effective evaluation of the risks and other issues, including conflicts of interest, that may impact the Trust as a whole as well as the funds individually. The Board of Trustees believes that the orderly and efficient flow of information and the ability of the Board of Trustees to bring each Trustee’s experience and skills to bear in overseeing the Trust’s operations is important given the characteristics and circumstances of the Trust, including: the unaffiliated nature of each investment adviser and the fund(s) managed by such adviser; the number of funds that comprise the Trust; the variety of asset classes that those funds reflect; the net assets of the Trust; the committee structure of the Trust; and the independent distribution arrangements of each of the Trust’s underlying funds. For these reasons, the Board of Trustees believes that its leadership structure is appropriate.

The Board of Trustees’ role is one of oversight rather than day-to-day management of any of the Trust’s series. The Trust’s Audit Committee assists with this oversight function. The Board of Trustees’ oversight extends to the Trust’s risk management processes. Those processes are overseen by Trust officers, including the President, the Treasurer, the Secretary and Chief Compliance Officer (“CCO”), who regularly report to the Board of Trustees on a variety of matters at Board meetings.

Investment advisers managing the Trust’s series report to the Board of Trustees, on a regular and as-needed basis, on actual and possible risks affecting the Trust’s series. These investment advisers report to the Board of Trustees on various elements of risk, including investment, credit, liquidity, valuation, operational and compliance risks, as well as any overall business risks that could impact the Trust’s series.

The Board of Trustees has appointed the CCO, who reports directly to the Board of Trustees and who participates in its regular meetings. In addition, the CCO presents an annual report to the Board of Trustees in accordance with the Trust’s compliance policies and procedures. The CCO, together with the Trust’s Treasurer and Secretary, regularly discusses risk issues affecting the Trust and its series during Board of Trustee meetings. The CCO also provides updates to the Board of Trustees on the operation of the Trust’s compliance policies and procedures and on how these procedures are designed to mitigate risk. Finally, the CCO and/or other officers of the Trust report to the Board of Trustees in the event that any material risk issues arise in between Board meetings.

Trustees and Officers

The Trustees and the officers of the Trust are listed below with their addresses, present positions with the Trust and principal occupations over at least the last five years. Unless otherwise noted, the address of each Trustee and Officer is 17605 Wright Street, Omaha, Nebraska 68130.

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Independent Trustees

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Thomas T. Sarkany 1946	Trustee since October 2011	President, TTS Consultants, LLC since 2010 (financial services); Director of Marketing and of Asset Management; Director of Index Licensing, Value Line (from 1994 to 2010).	32	Director, Value Line Funds; Director, Value Line, Inc.; Director, Aquila Distributors, Trustee, Arrow ETF Trust Trustee, Arrow Investments Trust
Anthony H. Lewis 1946	Trustee Since May 2011	Chairman and CEO of The Lewis Group USA (executive consulting firm).	32	Director, Chairman of the Compensation Committee, and Member of the Audit Committee of Torotel Inc. (Magnetics, Aerospace and Defense), Trustee, Wildermuth Endowment Strategy Fund
Keith Rhoades 1948	Trustee Since May 2011	Retired since 2008.	32	NONE
Randal D. Skalla 1962	Trustee since May 2011	President, L5 Enterprises, Inc. since 2001 (financial services company).	32	Orizon Investment Counsel (financial services company) Board Member

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Interested Trustees and Officers

Name, Address and Year of Birth	Position/Term of Office*	Principal Occupation During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships held by Trustee During the Past Five Years
Brian Nielsen** 1972	Trustee Since May 2011	Secretary (since 2001) and General Counsel (from 2001 to 2014) of CLS Investments, LLC; Secretary (since 2001) and General Counsel (from 2001 to 2014) of Orion Advisor Services, LLC; Manager (from 2012 to 2015), General Counsel and Secretary (since 2003) of NorthStar Financial Services Group, LLC; CEO (since 2012), Secretary (since 2003), Manager (since 2005), President (from 2005 to 2013) and General Counsel (from 2003 to 2014) of Northern Lights Distributors, LLC; Secretary and Chief Legal Officer (since 2003) of AdvisorOne Funds; Director, Secretary and General Counsel (since 2004) of Constellation Trust Company; Manager (from 2008 to 2015), CEO (since 2015), General Counsel and Secretary (since 2011) and Assistant Secretary (from 2004 to 2011) of Northern Lights Compliance Services, LLC; Trustee (since 2011) of Northern Lights Fund Trust II; General Counsel and Secretary (since 2011) and Assistant Secretary (from 2004 to 2011) of Blu Giant, LLC; Secretary (since 2012), Assistant Secretary (from 2003 to 2012) and General Counsel (from 2012 to 2014) of Gemini Fund Services, LLC; Manager (since 2012) of Arbor Point Advisors, LLC; Secretary and General Counsel (from 2013 to 2015) of NorthStar Holdings, LLC; Secretary (since 2013) and General Counsel (from 2013 to 2014) of Gemini Hedge Fund Services, LLC; Secretary (since 2013) and General Counsel (from 2013 to 2014) of Gemini Alternative Funds, LLC; Secretary of NorthStar CTC Holdings, Inc. (since 2015); Assistant Secretary (from 2011 to 2013) of Northern Lights Fund Trust; and	32	NONE

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Assistant Secretary (from 2011 to 2013) of Northern Lights Variable Trust.
Kevin E. Wolf 80 Arkay Drive Hauppauge, NY 11788 1969	President Since January 2013	President, Gemini Fund Services, LLC (since 2012); Director of Fund Administration, Gemini Fund Services, LLC (2006 - 2012); and Vice-President, Gemcom, LLC 2004-2012).	N/A	N/A
James P. Ash 80 Arkay Drive Hauppauge, NY 11788 1976	Secretary Since May 2011	Senior Vice President, Gemini Fund Services, LLC (since 2012); Vice President, Gemini Fund Services, LLC (2011 - 2012); Director of Legal Administration, Gemini Fund Services, LLC (2009 - 2011); Assistant Vice President of Legal Administration, Gemini Fund Services, LLC (2008 - 2011).	N/A	N/A
Erik Naviloff 80 Arkay Drive Hauppauge, NY 11788 1968	Treasurer Since January 2013	Vice President of Gemini Fund Services, LLC (since 2012); Assistant Vice President, Gemini Fund Services, (2007 – 2012).	N/A	N/A
Emile Molineaux 80 Arkay Drive Hauppauge, NY 11788 1962	Chief Compliance Officer and Anti-Money Laundering Officer Since May 2011	General Counsel, CCO and Senior Vice President, Gemini Fund Services, LLC; Secretary (2003-2011); CCO of various clients, Northern Lights Compliance Services, LLC (Secretary 2003-2011 and Senior Compliance Officer since 2011).	N/A	N/A

*  The term of office for each Trustee and Officer listed above will continue indefinitely.

** Brian Nielsen is an “interested person” of the Trust as that term is defined under the 1940 Act, because of his affiliation with Gemini Fund Services, LLC, (the Trust’s Administrator, Fund Accountant, and Transfer Agent), Northern Lights Distributors, LLC (the Fund’s Distributor), Northern Lights Compliance Services, LLC (the Fund’s Compliance provider) and Blu Giant, LLC (the Fund’s Edgar and printing service provider).

Board Committees

Audit Committee. The Board has an Audit Committee, which is comprised of the independent members of the Board of Trustees. The Audit Committee reviews financial statements and other audit-related matters for the Fund. The Audit Committee also holds discussions with management and with the Fund’s independent auditor concerning the scope of the audit and the auditor’s independence and will meet at least four times annually.

Nominating Committee. The Board has a Nominating Committee, which is comprised of the independent members of the Board of Trustees. The Nominating Committee is responsible for seeking and reviewing candidates for consideration as nominees for the position of trustee and meets only as necessary. The Nominating Committee generally will not consider shareholder nominees.

Compensation Committee. The Board has a Compensation Committee, which is comprised of the independent members of the Board of Trustees. The role of the Compensation Committee is to oversee the evaluation of, and review and approve compensation for, the independent members of the Board of Trustees. The Compensation Committee will generally meet annually.

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Other Committees of the Trust

Valuation Committee. The Trust has a Valuation Committee. The Valuation Committee is responsible for the following: (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the Board of Trustees is not in session, determining the fair value of illiquid securities and other holdings after consideration of all relevant factors, which determinations are reported to the Board. The Valuation Committee shall, at all times, consist of no less than three members, including the Trust’s President and Treasurer, and may include such number of alternate members that are officers of the Trust’s Administrator or the investment adviser of a series of the Trust as the Board of Trustees or the members of the Valuation Committee may from time to time designate. The Valuation Committee meets as necessary when a price for a portfolio security is not readily available.

Trustee Compensation

Each Trustee who is not an interested person of the Trust or Adviser will receive a quarterly fee of $12,500, as well as reimbursement for any reasonable expenses incurred attending the meetings to be paid at the beginning of each calendar quarter. The Audit Committee Chairman receives a $1,250 additional quarterly fee. The “interested persons” who serve as Trustees of the Trust receive no compensation for their services as Trustees. None of the executive officers receive compensation from the Trust.

The table below details the amount of compensation the Trustees received from the Trust during the period ended May 31, 2015.

Name	Aggregate Compensation From Trust **	Pension or Retirement Benefits Accrued as Part of Fund Expenses	Estimated Annual Benefits Upon Retirement	Total Compensation From Trust Paid to Trustees***
Thomas T. Sarkany	$50,000	None	None	$50,000
Anthony Lewis	$50,000	None	None	$50,000
Keith Rhoades	$55,000	None	None	$55,000
Randy Skalla	$50,000	None	None	$50,000
Brian Nielsen*	$0	None	None	$0

*This Trustee is deemed to be an ‘interested person’ as defined in the 1940 Act as a result of his affiliation with Gemini Fund Services, LLC (the Trust’s Administrator, Transfer Agent and Fund Accountant), Northern Lights Distributors, LLC (the Fund’s Distributor), Northern Lights Compliance Services, LLC (the Trust’s compliance service provider) and Blu Giant, LLC (the Fund’s Edgar and printing service provider).

** There are currently multiple series comprising the Trust.  Trustees’ fees will be allocated equally to each Fund in the Trust.

***The term “Fund Complex” refers to the Northern Lights Fund Trust, Northern Lights Fund Trust II, Northern Lights Variable Trust and Advisors Preferred Trust.

Trustee Ownership

The following table indicates the dollar range of equity securities that each Trustee beneficially owned in the Fund and other series of the Trust as of December 31, 2014.

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Name of Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Thomas T. Sarkany	None	None
Anthony Lewis	None	None
Keith Rhoades	None	None
Randal Skalla	None	None
Brian Nielsen*	None	None

* This Trustee is deemed to be an ‘interested person’ as defined in the 1940 Act as a result of his affiliation with Gemini Fund Services, LLC (the Trust’s Administrator, Transfer Agent and Fund Accountant), Northern Lights Distributors, LLC (the Funds’ Distributor), Northern Lights Compliance Services, LLC (the Trust’s compliance service provider) and Blu Giant, LLC (the Fund’s Edgar and printing service provider).

Control Persons and Principal Shareholders

A principal shareholder is any person who owns of record or beneficially 5% or more of the outstanding shares of the Fund. A control person is one who owns beneficially or through controlled companies more than 25% of the voting securities of the Fund or acknowledges the existence of control. A controlling person possesses the ability to control the outcome of matters submitted for shareholder vote by the Fund. As of September 2, 2015 the following persons owned, beneficially or of record, 5% or more of a class of shares of the Fund.

Account Name and Address	% Share Class Owned

Class A

Milliman Financial Risk Management 1301 Fifth Avenue, Suite 3800 Seattle, WA 98101	100.00%

Class C Shares

Pershing LLC P.O. Box 2052 Jersey City, NJ 07303	99.42%

Class F

Milliman Financial Risk Management 1301 Fifth Avenue, Suite 3800 Seattle, WA 98101	100.00%

Investment Adviser

As stated in the Prospectus, investment advisory services are provided to the Fund by Milliman Financial Risk Management LLC, located at 71 S Wacker Drive, 31st Floor, Chicago, IL, 60606, pursuant to an investment advisory agreement with the Trust (the “Advisory Agreement”). The Adviser is a wholly owned subsidiary of Milliman, Inc. Subject to such policies as the Board of Trustees may determine, the Adviser is ultimately responsible for investment decisions for the Fund. Pursuant to the terms of the Advisory Agreement, the Adviser provides the Fund with such investment advice and supervision as it deems necessary for the proper supervision of the Fund’s investments.

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Under the Advisory Agreement, the Adviser, under the supervision of the Board, agrees to invest the assets of the Fund in accordance with applicable law and the investment objective, policies and restrictions set forth in the Fund’s current Prospectus and Statement of Additional Information, and subject to such further limitations as the Trust may from time to time impose by written notice to the Adviser.  The Adviser shall act as the investment adviser to the Fund and, as such shall (i) obtain and evaluate such information relating to the economy, industries, business, securities markets and securities as it may deem necessary or useful in discharging its responsibilities here under, (ii) formulate a continuing program for the investment of the assets of the Fund in a manner consistent with its investment objective, policies and restrictions, and (iii) determine from time to time securities to be purchased, sold or retained  by the Fund, and implement those decisions, including the selection of entities with or through which such purchases or sales are to be effected; provided, that the Adviser will place orders pursuant to its investment determinations either directly with the  issuer or with a broker or dealer, and if with a broker or dealer, (a) will attempt to obtain the best price and execution of its orders, and (b) may nevertheless in its discretion purchase and sell portfolio securities from and  to brokers who provide the Adviser with research, analysis, advice and similar services and pay such brokers in return a higher commission or spread than may be charged by other brokers.  The Adviser also provides the Fund with all necessary office facilities and personnel for servicing the Fund’s investments, compensates all officers, Trustees and employees of the Trust who are officers, directors or employees of the Adviser, and all personnel of the Fund or the Adviser performing services relating to research, statistical and investment activities.  The Advisory Agreement was approved by the Board of the Trust, including by a majority of the Independent Trustees, at a meeting held on October 28, 2011 and most recently renewed by the Board at a meeting held on April 23-24, 2015.

In addition, the Adviser, directly subject to the supervision of the Board of Trustees, provides the management services necessary for the operation of the Fund and such additional administrative services as reasonably requested by the Board of Trustees. These services include providing such office space, office equipment and office facilities as are adequate to fulfill the Adviser’s obligations under the Advisory Agreement; assisting the Trust in supervising relations with custodians, transfer and pricing agents, accountants, underwriters and other persons dealing with the Fund; assisting in preparing all general shareholder communications and conducting shareholder relations; assuring the Fund’s records and the registration of the Fund’s shares under federal securities laws and making necessary filings under state securities laws; developing management and shareholder services for the Fund; and furnishing reports, evaluations and analyses on a variety of subjects to the Trustees.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a management fee at the annual rate of 0.25% of the Fund’s average daily net assets.

The fee is computed daily and payable monthly. The Adviser has agreed contractually to waive its management fee and to reimburse operating expenses (excluding any front-end or contingent deferred sales loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary or non-recurring expenses such as litigation) at least until September 30, 2016, such that net annual fund operating expenses of the Fund do not exceed the percentages in the table below.  This operating expense limitation agreement can be terminated only by, or with the consent of, the Board of Trustees. The Adviser is permitted to receive reimbursement of any excess expense payments paid by it pursuant to the operating expense limitation agreement in future years on a rolling three year basis as long as the reimbursement does not cause the Fund’s annual operating expenses to exceed the expense cap. The Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of management fees and/or expenses.

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Fund	Expense Cap
Even Keel Multi-Asset Managed Risk Fund (Class A Shares)	0.90%
Even Keel Multi-Asset Managed Risk Fund (Class C Shares)	1.50%
Even Keel Multi-Asset Managed Risk Fund (Class F Shares)	0.90%
Even Keel Multi-Asset Managed Risk Fund (Class I Shares)	0.50%

Expenses not expressly assumed by the Adviser under the Advisory Agreement are paid by the Fund.  Under the terms of the Advisory Agreement, the Fund is responsible for the payment of the following expenses among others: (a) the fees payable to the Adviser, (b) the fees and expenses of Trustees who are not affiliated persons of the Adviser or Distributor (as defined under the section entitled “The Distributor”) (c) the fees and certain expenses of the Custodian (as defined under the section entitled “Custodian”) and Transfer and Dividend Disbursing Agent (as defined under the section entitled “Transfer Agent”), including the cost of maintaining certain required records of the Fund and of pricing the Fund’s shares, (d) the charges and expenses of legal counsel and independent accountants for the Fund, (e) brokerage commissions and any issue or transfer taxes chargeable to the Fund in connection with its securities transactions, (f) all taxes and corporate fees payable by the Fund to governmental agencies, (g) the fees of any trade association of which the Fund may be a member, (h) the cost of share certificates representing shares of the Fund, (i) the cost of fidelity and liability insurance, (j) the fees and expenses involved in registering and maintaining registration of the Fund and of its shares with the SEC, qualifying its shares under state securities laws, including the preparation and printing of the Fund’s registration statements and prospectuses for such purposes, (k) all expenses of shareholders and Trustees’ meetings (including travel expenses of trustees and officers of the Trust who are directors, officers or employees of the Adviser) and of preparing, printing and mailing reports, proxy statements and prospectuses to shareholders in the amount necessary for distribution to the shareholders, and (l) litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Trust’s business.

The Advisory Agreement will continue in effect for two years initially and thereafter shall continue from year to year provided such continuance is approved at least annually by (a) a vote of the majority of the Independent Trustees, cast in person at a meeting specifically called for the purpose of voting on such approval and by (b) the majority vote of either all of the Trustees or the vote of a majority of the outstanding shares of the Fund. The Advisory Agreement may be terminated without penalty on 60 days’ written notice by a vote of a majority of the Trustees or by the Adviser, or by holders of a majority of that Fund’s outstanding shares. The Advisory Agreement shall terminate automatically in the event of its assignment.

For the fiscal periods ended May 31 the Fund paid the following advisory fees to the Adviser pursuant to the investment advisory agreement with the Fund, of which the Adviser waived or recouped the amount set forth in the table below.

Fiscal Period Ended	Advisory Fee	Recoupment (Waiver)	Expense Reimbursement	Advisory Fee after Waivers
May 31, 2013	$48,848	($48,848)	($167,335)	$0
May 31, 2014	$335,738	($42,480)	-	$378,218
May 31, 2015	$699,086	$151,946	-	$851,032

Portfolio Manager

The following section provides information regarding the Portfolio Manager, other accounts managed by the Portfolio Manager, compensation, material conflicts of interests, and any ownership of securities in the Fund.

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Adam Schenck, CFA®, FRM

Adam Schenck is a portfolio manager at Milliman Financial Risk Management LLC. He leads the Portfolio Management Team which analyzes and implements the Milliman Managed Risk StrategyTM, and performs research on volatility and stock return distributions. He holds the Chartered Financial Analyst® designation from the Global Association of Investment Professionals and the Financial Risk Manager designation from the Global Association of Risk Professionals. Adam received an MS in Financial Mathematics from the University of Chicago.

Blake Graves, FRM

Blake is a portfolio manager at Milliman Financial Risk Management LLC and a member of the Portfolio Management Team. He holds the Financial Risk Manager designation from the Global Association of Risk Professionals and he has an MBA with a concentration in finance from DePaul University. Blake’s responsibilities include evaluating the performance of mutual funds and ETFs and management of the asset allocation process. Blake has experience in implementing the Milliman Managed Risk StrategyTM in the U.S. and in international markets.

Other Accounts Managed by the Portfolio Managers

The table below identifies, for each Portfolio Manager of the Fund, the number of accounts managed (excluding the Fund) and the total assets in such accounts, within each of the following categories: registered investment companies, other pooled investment vehicles, and other accounts. To the extent that the advisory fees for any of these accounts are based on account performance, this information is reflected in separate tables below. Asset amounts are approximate and have been rounded. As of May 31, 2015 the portfolio managers were responsible for the management of the following types of accounts in addition to the Fund.

Portfolio Manager	Registered Investment Companies (excluding the Fund)		Other Pooled Investment Vehicles		Other Accounts
	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts	Number of Accounts	Total Assets in the Accounts
Adam Schenck	6	$8,435,449,595	1	$373,832,388	0	N/A
Blake Graves	2	$259,738,505	0	N/A	0	N/A

Material Conflicts of Interest

Actual or apparent material conflicts of interest may arise when a Portfolio Manager has day-to-day management responsibilities with respect to more than one investment account or in other circumstances. Portfolio Managers who manage other investment accounts in addition to the Fund may be presented with the potential conflicts described below.

The Adviser offers, or may offer, separately managed accounts in addition to the Fund. Some of these offerings may include portfolios of investments substantially identical to the Fund, which could create certain conflicts of interest. As the Fund and any separate accounts managed similarly to the Fund will be managed concurrently, all portfolio transactions will be implemented according to the Adviser’s trade allocation procedures. These procedures, among other things, ensure that all trades allocated to advisory clients (including the Fund) fulfill the Adviser’s fiduciary duty to each client and otherwise allocate securities on a basis that is fair and nondiscriminatory. Such procedures are generally applied in numerous instances, including, among other things, block and bunched trades, cross transactions and private placements. In determining a fair allocation, the Adviser takes into account a number of factors, including among other things, the Adviser’s fiduciary duty to each client, any potential conflicts of interest, the size of the

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transaction, the relative size of a client’s portfolio, cash available for investment, suitability as well as each client’s investment objectives.

Portfolio Managers’ Compensation

The Portfolio Managers’ compensation is a fixed salary that is set by reference to industry standards. Bonuses paid to the Portfolio Managers are based on the profitability of the Adviser.

Portfolio Managers’ Ownership of the Fund

The following table shows the dollar range of equity securities beneficially owned by the portfolio managers of the Fund as of the fiscal period ended May 31, 2015.

Name of Portfolio Manager	Dollar Range of Equity Securities in Managed Fund
Adam Schenck	None
Blake Graves	None

Administration Service Providers

Administrator

Gemini Fund Services, LLC (“GFS”) acts as Administrator to the Fund pursuant to a written agreement with the Adviser, on behalf of the Fund. GFS supervises all administrative aspects of the operations of the Fund except those performed by the Adviser. As Administrator, GFS is responsible for facilitating administrative services, including:  (i) providing services of persons competent to perform such administrative and clerical functions as are necessary to provide effective administration of the Fund; (ii) facilitating the performance of administrative and professional services to the Fund by others, including the Fund’s Custodian; (iii) preparing, but not paying for, the periodic updating of the Fund’s Registration Statement, Prospectuses and SAI in conjunction with Fund counsel, including the printing of such documents for the purpose of filings with the SEC and state securities administrators, and preparing reports to the Fund’s shareholders and the SEC; (iv) preparing in conjunction with Fund counsel, but not paying for, all filings under the securities or “Blue Sky” laws of such states or countries as are designated by the Distributor, which may be required to register or qualify, or continue the registration or qualification, of the Fund and/or its shares under such laws; (v) preparing notices and agendas for meetings of the Board and minutes of such meetings in all matters required by the 1940 Act to be acted upon by the Board; and (vi) monitoring daily and periodic compliance with respect to all requirements and restrictions of the 1940 Act, the Internal Revenue Code and the Prospectus.

For the services rendered to the Fund by the Administrator, the Fund pays the Administrator the greater of an annual minimum fee or an asset based fee, which scales downward based upon net assets for fund administration services. The Fund also pays the Administrator for any out-of-pocket expenses. For the fiscal periods ended May 31, 2013, May 31, 2014 and May 31, 2015, the Fund paid GFS $40,814, $102,965 and $181,897, respectively for fund administration services.

Fund Accounting

GFS, pursuant to the Fund Accounting Service Agreement, provides the Fund with accounting services, including:  (i) daily computation of net asset value; (ii) maintenance of security ledgers and books and records as required by the 1940 Act; (iii) production of the Fund’s listing of portfolio securities and general ledger reports; (iv) reconciliation of accounting records; (v) calculation of yield and total return for the Fund; (vi) maintaining certain books and records described in Rule 31a-1 under the 1940 Act, and reconciling account

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information and balances among the Fund’s custodian or Adviser; and (vii) monitoring and evaluating daily income and expense accruals, and sales and redemptions of shares of the Fund. For the fiscal periods ended May 31, 2013, May 31, 2014 and May 31, 2015, the Fund paid $23,902, $35,406 and $53,670, respectively for fund accounting services.

Transfer Agent

GFS, 17605 Wright Street, Omaha, NE 68130, acts as transfer, dividend disbursing, and shareholder servicing agent for the Fund pursuant to a written agreement with the Fund. Under the agreement, GFS is responsible for administering and performing transfer agent functions, dividend distribution, shareholder administration, and maintaining necessary records in accordance with applicable rules and regulations. For the fiscal periods ended May 31, 2013, May 31, 2014 and May 31, 2015, the Fund paid $20,795, $25,530 and $55,161, respectively for transfer agency services.

Custodian

MUFG Union Bank, N.A. serves as the custodian of the Fund’s assets pursuant to a Custody Agreement by and between the Custodian and the Trust on behalf of the Fund.  The Custodian’s responsibilities include safeguarding and controlling the Fund’s cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund’s investments. Pursuant to the Custody Agreement, the Custodian also maintains original entry documents and books of record and general ledgers; posts cash receipts and disbursements; and records purchases and sales based upon communications from the Adviser. The Fund may employ foreign sub-custodians that are approved by the Board to hold foreign assets.

Compliance Services

Northern Lights Compliance Services, LLC (“NLCS”), 17605 Wright Street, Suite 2, Omaha, NE 68130, an affiliate of GFS and the Distributor, provides a Chief Compliance Officer to the Trust as well as related compliance services pursuant to a consulting agreement between NLCS and the Trust. The Fund pays a compliance service fee to NLCS.

Legal Counsel

Alston & Bird, LLP, 950 F Street NW, Washington, D.C. 20004 serves as counsel to the Fund.

Independent Registered Public Accounting Firm

BBD, LLP, 1835 Market Street, 26th Floor, Philadelphia, PA 19103 serves as the independent registered public accounting firm of the Fund.

Distribution of Fund Shares

Northern Lights Distributors, LLC, located at 17605 Wright Street, Omaha, NE 68130 (the "Distributor") serves as the principal underwriter and national distributor for the shares of the Fund pursuant to an underwriting agreement with the Trust (the "Underwriting Agreement"). The Distributor is registered as a broker-dealer under the Securities Exchange Act of 1934 and each state's securities laws and is a member of FINRA. The offering of the Fund's shares are continuous. The Underwriting Agreement provides that the Distributor, as agent in connection with the distribution of Fund shares, will use reasonable efforts to facilitate the sale of the Fund's shares.

The Underwriting Agreement has an initial term of two years and will continue in effect only if such continuance is specifically approved at least annually by the Board of Trustees or by vote of a majority of the Fund’s outstanding voting securities and, in either case, by a majority of the trustees who are not parties to

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the Underwriting Agreement or “interested persons” (as defined in the 1940 Act) of any such party. The Underwriting Agreement is terminable without penalty by the Trust on behalf of the Fund on 60 days’ notice when authorized either by a majority vote of the Fund’s outstanding voting securities or by vote of a majority of the Board of Trustees, including a majority of the trustees who are not “interested persons” (as defined in the 1940 Act) of the Trust, or by the Distributor on 60 days’ notice, and will automatically terminate in the event of its “assignment” (as defined in the 1940 Act).

The following table sets forth the total compensation received by the Distributor from the Fund during the fiscal period ended May 31, 2015.

Fund	Net Underwriting Discounts and Commissions	Compensation on Redemptions and Repurchases	Brokerage Commissions	Other Compensation
Even Keel Multi-Asset Managed Risk Fund Class A	$0	$0	$0	*
Even Keel Multi-Asset Managed Risk Fund Class C	$0	$0	$0	*
Even Keel Multi-Asset Managed Risk Fund Class F	$0	$0	$0	*
The Distributor also receives 12b-1 fees from the Funds as described under the following section entitled “Rule 12b-1 Plan”.

12b-1 Distribution and Shareholder Servicing Plans

As noted in the Prospectus, the Trust has adopted a Distribution and Shareholder Servicing Plan pursuant to Rule 12b-1 under the 1940 Act for each of the Fund’s Class A shares, Class C shares and Class F shares (the “Plans”) pursuant to which the Class A shares, Class C shares and Class F shares of the Fund, respectively, are authorized to pay fees to the Distributor for providing distribution and/or shareholder services to the Fund. Under the applicable Plan, the Fund may pay a combined distribution and/or shareholder servicing fee at an annual rate of up to 0.40%, 1.00% and 0.40% of the average net assets of Class A shares, Class C shares and Class F shares, respectively, as compensation for the Distributor providing account maintenance and/or distribution services to shareholders. Such fees are to be paid by the Fund monthly, or at such other intervals, as the Board shall determine. Such fees shall be based upon each share class’s average daily net assets during the preceding month, and shall be calculated and accrued daily. The Fund may pay fees to the Distributor at a lesser rate, as agreed upon by the Board of the Trust and the Distributor. The Plans authorize payments to the Distributor as compensation for providing account maintenance services to Fund shareholders, including arranging for certain securities dealers or brokers, administrators and others (“Recipients”) to provide these services and paying compensation for these services.

The services to be provided by Recipients may include, but are not limited to, the following: assistance in the offering and sale of Fund shares and in other aspects of the marketing of the shares to clients or prospective clients of the respective recipients; answering routine inquiries concerning the Fund; assisting in the establishment and maintenance of accounts or sub-accounts in the Fund and in processing purchase and redemption transactions; making the Fund’s investment plan and shareholder services available; and providing such other information and services to investors in shares of the Fund as the Distributor or the Trust, on behalf of the Fund, may reasonably request. The distribution services shall also include any advertising and marketing services provided by or arranged by the Distributor with respect to the Fund. The Adviser may be compensated by the Distributor for its distribution and marketing efforts.

The Distributor is required to provide a written report, at least quarterly to the Board of the Trust, specifying in reasonable detail the amounts expended pursuant to the Rule 12b-1 Plans and the purposes for which such

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expenditures were made. Further, the Distributor will inform the Board of any Rule 12b-1 fees to be paid by the Distributor to Recipients.

The initial term of each Rule 12b-1 Plan is one year and will continue in effect from year to year thereafter, provided such continuance is specifically approved at least annually by a majority of the Board of the Trust and a majority of the Trustees who are not “interested persons” of the Trust and do not have a direct or indirect financial interest in the Rule 12b-1 Plan (“Rule 12b-1 Trustees”) by votes cast in person at a meeting called for the purpose of voting on the Rule 12b-1 Plan. The Rule 12b-1 Plan may be terminated at any time by the Trust or the Fund by vote of a majority of the Rule 12b-1 Trustees or by vote of a majority of the outstanding voting shares of the Fund.

Each Rule 12b-1 Plan may not be amended to increase materially the amount of the Distributor’s compensation to be paid by the Fund, unless such amendment is approved by the vote of a majority of the outstanding voting securities of the affected class of the Fund (as defined in the 1940 Act). All material amendments must be approved by a majority of the Board of the Trust and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on a Rule 12b-1 Plan. During the term of a Rule 12b-1 Plan, the selection and nomination of non-interested Trustees of the Trust will be committed to the discretion of current non-interested Trustees. The Distributor will preserve copies of the Rule 12b-1 Plan, any related agreements, and all reports, for a period of not less than six years from the date of such document and for at least the first two years in an easily accessible place.

Any agreement related to a Rule 12b-1 Plan will be in writing and provide that: (a) it may be terminated by the Trust or the applicable Fund at any time upon sixty days’ written notice, without the payment of any penalty, by vote of a majority of the respective Rule 12b-1 Trustees, or by vote of a majority of the outstanding voting securities of the Trust or Fund; (b) it will automatically terminate in the event of its assignment (as defined in the 1940 Act); and (c) it will continue in effect for a period of more than one year from the date of its execution or adoption only so long as such continuance is specifically approved at least annually by a majority of the Board and a majority of the Rule 12b-1 Trustees by votes cast in person at a meeting called for the purpose of voting on such agreement.

To the extent these asset-based fees and other payments made under the Distribution Plan to these financial intermediaries for the distribution services they provide to the Fund’s shareholders exceed the Distribution Fees available, these payments are made by the Adviser from its own resources, which may include its profits from the advisory fee it receives from the Fund. In addition, the Fund may participate in various “fund supermarkets” in which a mutual fund supermarket sponsor (usually a broker-dealer) offers many mutual funds to the sponsor’s customers without charging the customers a sales charge. In connection with its participation in such platforms, the Adviser may use all or a portion of the Distribution Fee to pay one or more supermarket sponsors a negotiated fee for distributing the Fund’s shares. In addition, in its discretion, the Adviser may pay additional fees to such intermediaries from its own assets.

For the fiscal period ended May 31, 2015 the Fund paid $5 in distribution related fees.

For the fiscal period ended May 31, 2015 the Fund paid the following allocated distribution fees:

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Rule 12b-1 Expenditures Paid by the Fund During the Period Ended May 31, 2015
Total Dollars Allocated
	Class A	Class C	Class F
Advertising/Marketing	None	None	None
Printing/Postage	None	None	None
Payment to Distributor	$1	$3	$1
Payment to dealers	None	None	None
Compensation to sales personnel	None	None	None
Other	None	None	None
Total	$1	$3	$1

Portfolio Transactions and Brokerage Allocation

Pursuant to the Advisory Agreement, the Adviser determines which securities are to be purchased and sold by the Fund and which broker-dealers are eligible to execute the Fund’s portfolio transactions. Purchases and sales of securities in the OTC market will generally be executed directly with a “market-maker” unless, in the opinion of the Adviser, a better price and execution can otherwise be obtained by using a broker for the transaction.

Purchases of portfolio securities for the Fund will be effected through broker-dealers (including banks) that specialize in the types of securities that the Fund will be holding, unless better executions are available elsewhere. Dealers usually act as principal for their own accounts. Purchases from dealers will include a spread between the bid and the asked price. If the execution and price offered by more than one dealer are comparable, the order may be allocated to a dealer that has provided research or other services as discussed below.

In placing portfolio transactions, the Adviser will use reasonable efforts to choose broker-dealers capable of providing the services necessary to obtain the most favorable price and execution available. The full range and quality of services available will be considered in making these determinations, such as the size of the order, the difficulty of execution, the operational facilities of the firm involved, the firm’s risk in positioning a block of securities and other factors. In those instances where it is reasonably determined that more than one broker-dealer can offer the services needed to obtain the most favorable price and execution available, consideration may be given to those broker-dealers that furnish or supply research and statistical information to the Adviser that they may lawfully and appropriately use in their investment advisory capacities, as well as provide other brokerage services in addition to execution services. The Adviser considers such information, which is in addition to and not in lieu of the services required to be performed by it under its Advisory Agreement with the Fund, to be useful in varying degrees, but of indeterminable value.

While it is the Fund’s general policy to first seek to obtain the most favorable price and execution available in selecting a broker-dealer to execute portfolio transactions for the Fund, weight is also given to the ability of a broker-dealer to furnish brokerage and research services to the Fund or to the Adviser, even if the specific services are not directly useful to the Fund and may be useful to the Adviser in advising other clients. In negotiating commissions with a broker or evaluating the spread to be paid to a dealer, the Fund may therefore pay a higher commission or spread than would be the case if no weight were given to the furnishing of these supplemental services, provided that the amount of such commission or spread has been determined in good faith by the Adviser to be reasonable in relation to the value of the brokerage and/or research services provided by such broker-dealer. The standard of reasonableness is to be measured in light of the Adviser’s overall responsibilities to the Fund.

Investment decisions for the Fund may or may not be made independently from those of other client accounts of the Adviser. In certain instances, investment decisions will be made similar to other accounts

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managed. In the case where the Fund uses similar strategies, applicable procedures will be taken to ensure trading allocations will be handled fairly and abide by all appropriate rules and regulations. Nevertheless, it is possible that at times identical securities will be acceptable for both the Fund and one or more of such client accounts. In such event, the position of the Fund and such client account(s) in the same issuer may vary and the length of time that each may choose to hold its investment in the same issuer may likewise vary. However, to the extent any of these client accounts seek to acquire the same security as the Fund at the same time, the Fund may not be able to acquire as large a portion of such security as it desires, or it may have to pay a higher price or obtain a lower yield for such security. Similarly, the Fund may not be able to obtain as high a price for, or as large an execution of, an order to sell any particular security at the same time. If one or more of such client accounts simultaneously purchases or sells the same security that the Fund is purchasing or selling, each day’s transactions in such security will be allocated between the Fund and all such client accounts in a manner deemed equitable by the Adviser, taking into account the respective sizes of the accounts and the amount being purchased or sold. It is recognized that in some cases this system could have a detrimental effect on the price or value of the security insofar as the Fund is concerned. In other cases, however, it is believed that the ability of the Fund to participate in volume transactions may produce better executions for the Fund. Notwithstanding the above, the Adviser may execute buy and sell orders for accounts and take action in performance of their duties with respect to any of their accounts that may differ from actions taken with respect to another account, so long as the Adviser shall, to the extent practical, allocate investment opportunities to accounts, including the Fund, over a period of time on a fair and equitable basis and in accordance with applicable law.

The Fund is required to identify any securities of its “regular brokers or dealers” that the Fund has acquired during its most recent fiscal year. The Fund is also required to identify any brokerage transactions during its most recent fiscal year that were directed to a broker because of research services provided, along with the amount of any such transactions and any related commissions paid by the Fund.

Brokers or dealers executing a portfolio transaction on behalf of the Fund may receive a commission in excess of the amount of commission another broker or dealer would have charged for executing the transaction if the Adviser determines in good faith that such commission is reasonable in relation to the value of brokerage, research and other services provided to the Fund. In allocating portfolio brokerage, the Adviser may select brokers or dealers who also provide brokerage, research and other services to other accounts over which the Adviser exercises investment discretion. Some of the services received as the result of Fund transactions may primarily benefit accounts other than the Fund, while services received as the result of portfolio transactions effected on behalf of those other accounts may primarily benefit the Fund. For the fiscal periods ended May 31, 2013, May 31, 2014 and May 31, 2015, the Fund paid approximately $696, $0 and $0, respectively in brokerage commissions.

Portfolio Turnover

The Fund will generally purchase and sell securities without regard to the length of time the security has been held. Accordingly, it can be expected that the rate of portfolio turnover will not be substantial. The Fund expects that its annual portfolio turnover rate will not exceed 50% under normal conditions. However, there can be no assurance that the Fund will not exceed this rate, and the portfolio turnover rate may vary from year to year.

High portfolio turnover in any year will result in the payment by the Fund of above-average transaction costs and could result in the payment by shareholders of above-average amounts of taxes on realized investment gains. Distributions to shareholders of such investment gains, to the extent they consist of short-term capital gains, will be considered ordinary income for federal income tax purposes.

Portfolio turnover rate is calculated by dividing (1) the lesser of purchases or sales of portfolio securities for the fiscal year by (2) the monthly average of the value of portfolio securities owned during the fiscal year. A

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100% turnover rate would occur if all the securities in the Fund’s portfolio, with the exception of securities whose maturities at the time of acquisition were one year or less, were sold and either repurchased or replaced within one year. For the fiscal period ended May 31, 2015 the Fund’s portfolio turnover rate was 22%.

Code of Ethics

The Fund, the Adviser, and the Distributor have each adopted Codes of Ethics under Rule 17j-1 of the 1940 Act. These Codes permit, subject to certain conditions, personnel of the Adviser, and Distributor to invest in securities that may be purchased or held by the Fund.

Proxy Voting Procedures

The Board has adopted Proxy Voting Policies and Procedures (“Policies”) on behalf of the Trust, which delegate the responsibility for voting proxies of securities held by the Fund to the Adviser and responsibility for voting proxies of securities held by the Fund to the Adviser, subject to the Board’s continuing oversight. The Policies require that the Adviser vote proxies received in a manner consistent with the best interests of the Fund and its shareholders. The Policies also require the Adviser to present to the Board, at least annually, the Adviser’s Proxy Policies and a record of each proxy voted by the Adviser on behalf of the Fund, including a report on the resolution of all proxies identified by the Adviser as involving a conflict of interest. Notwithstanding this delegation of responsibilities, however, the Fund retains the right to vote proxies relating to its portfolio securities. A copy of the Adviser’s Proxy Voting Policies is attached hereto as Appendix A.

More Information. The actual voting records relating to portfolio securities during the 12-month period ended June 30 will be available without charge, upon request, by calling toll-free, 1-800-SEC-0330 or by accessing the SEC’s website at www.sec.gov.

Anti-Money Laundering Compliance Program

The Trust has established an Anti-Money Laundering Compliance Program (the “Program”) as required by the Uniting and Strengthening America by Providing Appropriate Tools Required to Intercept and Obstruct Terrorism Act of 2001 (“USA PATRIOT Act”).  To ensure compliance with this law, the Trust’s Program provides for the development of internal practices, procedures and controls, designation of anti-money laundering compliance officers, an ongoing training program and an independent audit function to determine the effectiveness of the Program.  The Trust’s secretary serves as its Anti-Money Laundering Compliance Officer.

Procedures to implement the Program include, but are not limited to, determining that the Fund’s Distributor and Transfer Agent have established proper anti-money laundering procedures, reporting suspicious and/or fraudulent activity and a providing a complete and thorough review of all new opening account applications.  The Trust will not transact business with any person or entity whose identity cannot be adequately verified under the provisions of the USA PATRIOT Act.

As a result of the Program, the Trust may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Trust may be required to transfer the account or proceeds of the account to a governmental agency.

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Portfolio Holdings Information

The Trust has adopted policies and procedures that govern the disclosure of the Fund’s portfolio holdings.  These policies and procedures are designed to ensure that such disclosure is in the best interests of Fund shareholders.

It is the Trust’s policy to:  (1) ensure that any disclosure of portfolio holdings information is in the best interest of Trust shareholders; (2) protect the confidentiality of portfolio holdings information; (3) have procedures in place to guard against personal trading based on the information; and (4) ensure that the disclosure of portfolio holdings information does not create conflicts between the interests of the Trust’s shareholders and those of the Trust’s affiliates.

The Fund discloses its portfolio holdings by mailing the annual and semi-annual reports to shareholders approximately two months after the end of the fiscal year and semi-annual period.  In addition, the Fund discloses its portfolio holdings reports on Forms N-CSR and Form N-Q two months after the end of each quarter/semi-annual period.

The Fund may choose to make portfolio holdings information available to rating agencies such as Lipper, Morningstar or Bloomberg more frequently on a confidential basis.

Under limited circumstances, as described below, the Fund’s portfolio holdings may be disclosed to, or known by, certain third parties in advance of their filing with the Securities and Exchange Commission on Form N-CSR or Form N-Q.  In each case, a determination has been made that such advance disclosure is supported by a legitimate business purpose and that the recipient is subject to a duty to keep the information confidential.

The Adviser.  Personnel of the Adviser, including personnel responsible for managing the Fund’s portfolio, may have full daily access to Fund portfolio holdings since that information is necessary in order for the Adviser to provide their management, administrative, and investment services to the Fund.  As required for purposes of analyzing the impact of existing and future market changes on the prices, availability, demand and liquidity of such securities, as well as for the assistance of portfolio managers in the trading of such securities, Adviser personnel may also release and discuss certain portfolio holdings with various broker-dealers.

Gemini Fund Services, LLC.  Gemini Fund Services, LLC is the transfer agent, fund accountant, administrator and custody administrator for the Fund; therefore, its personnel have full daily access to the Fund’s portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

Northern Lights Compliance Services, LLC. Northern Lights Compliance Services, LLC provides compliance services to the Fund; therefore, its personnel have full daily access to the Fund’s portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

MUFG Union Bank, N.A. MUFG Union Bank, N.A. is custodian for the Fund; therefore, its personnel have full daily access to the Fund’s portfolio holdings since that information is necessary in order for them to provide the agreed-upon services for the Trust.

BBD, LLP. BBD, LLP is the Fund’s independent registered public accounting firm; therefore, its personnel have access to the Fund’s portfolio holdings in connection with auditing of the Fund’s annual financial statements and providing assistance and consultation in connection with SEC filings.

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Alston & Bird, LLP.  Alston & Bird, LLP is counsel to the Fund; therefore, its personnel have access to the Fund’s portfolio holdings in connection with review of the Fund’s annual and semi-annual shareholder reports and SEC filings.

Additions to List of Approved Recipients

The Trust’s Chief Compliance Officer is the person responsible, and whose prior approval is required, for any disclosure of the Fund’s portfolio securities at any time or to any persons other than those described above.  In such cases, the recipient must have a legitimate business need for the information and must be subject to a duty to keep the information confidential. There are no ongoing arrangements in place with respect to the disclosure of portfolio holdings. In no event shall the Fund, the Adviser, or any other party receive any direct or indirect compensation in connection with the disclosure of information about the Fund’s portfolio holdings.

Compliance with Portfolio Holdings Disclosure Procedures

The Trust’s Chief Compliance Officer will report periodically to the Board with respect to compliance with the Fund’s portfolio holdings disclosure procedures, and from time to time will provide the Board any updates to the portfolio holdings disclosure policies and procedures.

There is no assurance that the Trust’s policies on disclosure of portfolio holdings will protect the Fund from the potential misuse of holdings information by individuals or firms in possession of that information.

Determination of Net Asset Value

As indicated in the Prospectus under the heading “Net Asset Value,” the net asset value (“NAV”) of the Fund’s shares, by class, is determined by dividing the total value of the Fund’s portfolio investments and other assets, less any liabilities, by the total number of shares outstanding of the Fund, by class.

For purposes of calculating the NAV, portfolio securities and other assets for which market quotes are available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, based on quotes obtained from a quotation reporting system, established market makers, or pricing services. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the current bid and ask prices on the primary exchange. Certain securities or investments for which daily market quotes are not readily available may be valued, pursuant to guidelines established by the Board, with reference to other securities or indices. Short-term investments having a maturity of 60 days or less are generally valued at amortized cost. Exchange traded options; futures and options on futures are valued at the settlement price determined by the exchange. Other securities for which market quotes are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction.

Investments initially valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. As a result, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of securities traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the New York Stock Exchange is closed and an investor is not able to purchase, redeem or exchange shares.

Fund shares are valued at the close of regular trading on the New York Stock Exchange (normally 4:00 p.m., Eastern time) (the “NYSE Close”) on each day that the New York Stock Exchange is open. For purposes of

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calculating the NAV, the Fund normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. Domestic fixed income and foreign securities are normally priced using data reflecting the earlier closing of the principal markets for those securities. Information that becomes known to the Fund or its agents after the NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of the security or the NAV determined earlier that day.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at fair value or estimate their value as determined in good faith by the Board or its designees, pursuant to procedures approved by the Board. Fair valuation may also be used by the Board if extraordinary events occur after the close of the relevant market but prior to the NYSE Close.

The Trust expects that the holidays upon which the Exchange will be closed are as follows: New Year’s Day, Martin Luther King, Jr. Day, President’s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Purchase of Shares

Orders for shares received by the Fund in good order prior to the close of business on the NYSE on each day during such periods that the NYSE is open for trading are priced at NAV per share computed as of the close of the regular session of trading on the NYSE. Orders received in good order after the close of the NYSE, or on a day it is not open for trading, are priced at the close of such NYSE on the next day on which it is open for trading at the next determined NAV or offering price per share.

Redemption of Shares

The Fund will redeem all or any portion of a shareholder’s shares in the Fund when requested in accordance with the procedures set forth in the “Redemptions” section of the Prospectus. Under the 1940 Act, a shareholder’s right to redeem shares and to receive payment therefore may be suspended at times:

(a) when the NYSE is closed, other than customary weekend and holiday closings;

(b) when trading on that exchange is restricted for any reason;

(c) when an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable or it is not reasonably practicable for the Fund to fairly determine the value of its net assets, provided that applicable rules and regulations of the SEC (or any succeeding governmental authority) will govern as to whether the conditions prescribed in (b) or (c) exist; or

(d) when the SEC by order permits a suspension of the right to redemption or a postponement of the date of payment on redemption.

In case of suspension of the right of redemption, payment of a redemption request will be made based on the NAV next determined after the termination of the suspension.

Supporting documents in addition to those listed under “Redemptions” in the Prospectus will be required from executors, administrators, Trustees, or if redemption is requested by someone other than the shareholder of record. Such documents include, but are not restricted to, stock powers, Trust instruments, certificates of death, appointments as executor, certificates of corporate authority and waiver of tax required in some states when settling estates.

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Tax Status

The following discussion is general in nature and should not be regarded as an exhaustive presentation of all possible tax ramifications. The tax considerations relevant to a specific shareholder depend upon its specific circumstances, and the following general summary does not attempt to discuss all potential tax considerations that could be relevant to a prospective shareholder with respect to the Fund or its investments. This general summary is based on the Internal Revenue Code of 1986, as amended (the “Code”), the Federal Income Tax Regulations promulgated thereunder, and administrative and judicial interpretations thereof as of the date hereof, all of which are subject to change (potentially on a retroactive basis).

The following discussion of tax consequences is for the general information of shareholders that are subject to tax. Shareholders that are IRAs or other qualified retirement plans are exempt from income taxation under the Code. All shareholders should consult a qualified tax advisor regarding their investment in the Fund.

Qualification as a Regulated Investment Company. The Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended, so as to be relieved of federal income tax on its capital gains and net investment income currently distributed to its shareholders. To qualify as a RIC, the Fund must, among other requirements, derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock, securities, or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or foreign currencies and net income derived from interests in certain publicly traded partnerships.

If for any tax year the Fund does not qualify as a RIC, all of its taxable income will be subject to tax at regular corporate rates without any deduction for dividends paid to shareholders, and the dividends will be taxable to shareholders as ordinary dividends to the extent of the Fund’s current and accumulated earnings and profits. Failure to qualify as a RIC would thus have a negative impact on the Fund’s income and performance. It is possible that the Fund will not qualify as a RIC in any given tax year.

If the Fund qualifies as a RIC and distributes at least 90% of its investment company taxable income (taxable interest, dividends, net short-term capital gains and other taxable ordinary income, net of expenses), the Fund will not be subject to federal income tax on the investment company taxable income and net capital gain (the excess of net long-term capital gains over net short-term capital losses) distributed. However, the Fund would be subject to corporate income tax on any undistributed income other than tax-exempt income from municipal securities.

The Fund intends to distribute to shareholders, at least annually, substantially all net investment income and any net capital gain. Dividends from net investment income and distributions from any net realized capital gains are reinvested in additional shares of the Fund unless the shareholder has requested in writing to have them paid by check.

Excise Tax. The Fund will avoid the 4% federal excise tax that would otherwise apply to certain undistributed income for a given calendar year if it makes timely distributions to shareholders equal to the sum of (i) 98% of its ordinary income for such year, (ii) 98% of its capital gain net income for the twelve-month period ending on October 31 of such year, and (iii) any ordinary income or capital gain net income from the preceding calendar year that was not distributed during such year. For this purpose, income or gain retained by the Fund that is subject to corporate income tax will be considered to have been distributed by the Fund during such year. The Fund intends to make sufficient distributions to avoid liability for the excise tax. The Fund may be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability.

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Taxation of the Non-Corporate Shareholder. Distributions of the Fund’s investment company taxable income are taxable to you as ordinary income. A portion of the Fund’s distributions may be treated as “qualified dividend income,” which may be taxable through 2010 to individuals, trusts and estates at lower federal tax rates. A distribution is treated as qualified dividend income to the extent that the Fund receives dividend income from taxable domestic corporations and certain qualified foreign corporations, provided that holding period and other requirements are met. To the extent the Fund’s distributions are attributable to other sources, such as interest or capital gains, the distributions are not treated as qualified dividend income.

Distributions of the Fund’s net short-term capital gains (from dispositions of securities held for one year or less at the time of sale or exchange) are taxable to you as ordinary income. Distributions of the Fund’s net long-term capital gains are taxable to you as long-term capital gains (from dispositions of securities held for more than one year at the time of the sale or exchange).

Distributions that do not constitute ordinary income dividends or capital gain dividends will be treated as a return of capital. A return of capital distributions reduces your tax basis in the shares and is treated as gain from the sale of the shares to the extent your basis would be reduced below zero.

All distributions will be treated in the manner described above regardless of whether the distribution is paid in cash or reinvested in additional shares of the Fund.

Taxable distributions generally are included in a shareholder’s gross income for the taxable year in which they are received. However, dividends declared in October, November and December and made payable to shareholders of record in such month will be deemed to have been received on December 31st if paid by the Fund during the following January.

Distributions by the Fund will result in a reduction in the fair market value of the Fund’s shares. Should a distribution reduce the fair market value below a shareholder’s cost basis, such distribution would be taxable to the shareholder as ordinary income or as a long-term capital gain, even though, from an investment standpoint, it may constitute a partial return of capital. In particular, investors should be careful to consider the tax implications of buying shares of the Fund just prior to a distribution. The price of such shares includes the amount of any forthcoming distribution so that those investors may receive a return of investment upon distribution which will, nevertheless, be taxable to them.

A portion of the Fund’s income may qualify for the dividends-received deduction available to corporate shareholders to the extent that the Fund’s income is derived from qualifying dividends from domestic corporations. Because the Fund may earn other types of income, such as interest, income from securities loans, non-qualifying dividends and short-term capital gains, the percentage of dividends from the Fund that qualifies for the deduction generally will be less than 100%. The Fund will notify corporate shareholders annually of the percentage of Fund dividends that qualifies for the dividends received deduction.

If a shareholder fails to furnish his social security or other taxpayer identification number or to certify properly that it is correct, the Fund may be required to withhold federal income tax at the rate of 28% (backup withholding) from dividend, capital gain and redemption payments to him. Dividend and capital gain payments may also be subject to backup withholding if the shareholder fails to certify properly that he is not subject to backup withholding due to the under-reporting of certain income. The Fund will send each shareholder a notice in January describing the tax status of dividends and capital gain distributions for the prior year.

In general, you will recognize a gain or loss on a sale or exchange of shares of the Fund in an amount equal to the difference between the amount of your net sales proceeds and your tax basis in the shares. All or a portion of any such loss may be disallowed if you purchase (for example, by reinvesting dividends) other shares of the Fund within 30 days before or after the sale or exchange. If disallowed, the loss will be reflected

41

in an upward adjustment to the basis of the shares purchased. In general, any gain or loss will be capital gain or loss if you held your Fund shares as capital assets. Any capital gain or loss will be treated as long-term capital gain or loss if you held the Fund shares for more than one year at the time of the sale or exchange. Any capital loss arising from the sale or exchange of shares held for one year or less is treated as a long-term capital loss to the extent of the amount of distributions of net capital gain received on such shares and is otherwise treated as short-term capital loss.

Investment income received from sources within foreign countries, or capital gains earned by the Fund investing in securities of foreign issuers, may be subject to foreign income taxes withheld at the source. In this regard, withholding tax rates in countries with which the United States does not have a tax treaty are often as high as 35% or more. You will not be able to claim a credit for such taxes on your federal income tax return unless more than 50% of the value of our assets is attributable to foreign stocks and securities and we make an election to pass through foreign tax credits.

If the Fund acquires stock in certain foreign corporations that receive at least 75% of their annual gross income from passive sources (such as interest, dividends, rents, royalties or capital gain) or hold at least 50% of their total assets in investments producing such passive income (“passive foreign investment companies”), the Fund could be subject to federal income tax and additional interest charges on “excess distributions” received from such companies or gain from the sale of stock in such companies, even if all income or gain actually received by the Fund is timely distributed to its shareholders.

Foreign exchange gains and losses realized by the Fund in connection with certain transactions involving non-dollar debt securities, certain foreign currency futures contracts, foreign currency option contracts, foreign currency forward contracts, foreign currencies, or payables or receivables denominated in a foreign currency are subject to Code provisions that generally treat such gains and losses as ordinary income and losses and may affect the amount, timing and character of distributions to shareholders.

Shareholders should consult their tax advisors about the application of federal, state and local and foreign tax law in light of their particular situation.

Financial Statements

The financial statements of the Fund for the fiscal period ended May 31, 2015 and the independent registered public accounting firm’s report are incorporated herein by reference to the Fund’s Annual Report. These financial statements include the schedule of investments, statement of assets and liabilities, statement of operations, statements of changes in net assets, financial highlights and notes to the financial statements. The Fund will provide the Fund’s Annual Report without charge upon request in writing or by telephone.

42

APPENDIX A

MILLIMAN FINANCIAL RISK MANAGEMENT LLC

PROXY VOTING POLICY

I.	INTRODUCTION

Milliman Financial Risk Management LLC (“Milliman” or “Advisor”), has adopted proxy voting policies and procedures as required by Rule 206(4)-6 of the Investment Advisers Act of 1940. These policies and procedures are effective as of June 1, 2012.

II.	BACKGROUND

Proxy voting is an important right of shareholders and reasonable care and diligence must be undertaken to ensure that such rights are properly and timely exercised.

Investment advisors registered with the SEC, and which exercise voting authority with respect to client securities, are required by Rule 206(4)-6 of the Advisers Act to (a) adopt and implement written policies and procedures that are reasonably designed to ensure that client securities are voted in the best interests of clients, which must include how an advisor addresses material conflicts that may arise between an advisor's interests and those of its Funds, Portfolios and clients; (b) to disclose to Funds, Portfolios and clients how they may obtain information from the advisor with respect to the voting of proxies for their securities; (c) to describe to clients a summary of its proxy voting policies and procedures and, upon request, furnish a copy to its clients; and (d) maintain certain records relating to the advisor's proxy voting activities when the advisor does have proxy voting authority.

III.	POLICY

A.	Institutional Clients for which Milliman is the Advisor and Investment Company Clients for which Milliman is the Sub-Advisor

Advisory institutional clients retain the right to vote their own proxies. Milliman does not vote proxies on behalf of institutional clients.

The right to vote proxies for sub-advisory Investment Company clients remains with the Investment Company’s primary advisor. Milliman does not vote proxies on behalf of sub-advisory Investment Company clients.

This policy is disclosed to the institutional advisory client or Investment Company sub-advisory client at the time the client enters into the advisory or sub-advisory agreement with Milliman.

B.	Mutual Fund Clients for which Milliman is the Advisor

Milliman, as a matter of policy and as a fiduciary, has responsibility for voting proxies for portfolio securities consistent with the best economic interests of Investment Companies for which it is the primary investment advisor. Our firm maintains written policies and procedures as to the handling, research, voting and reporting of proxy voting and makes appropriate disclosures about our firm’s proxy policies and practices. Our policy and practice includes the responsibility to monitor corporate actions, receive and vote client proxies and disclose any potential conflicts of interest as well as making information

43

available to clients about the voting of proxies for their portfolio securities and maintaining relevant and required records. Milliman’s primary purpose and fiduciary responsibility is to maximize shareholder value, which is defined as share price and dividend appreciation.

IV.	RESPONSIBILITY

Brian Pollack and Cassandra Becker have the responsibility for the implementation and monitoring of our proxy voting policy, practices, disclosures and record keeping, including outlining our voting guidelines in our procedures.

V.	DISCLOSURE

Milliman will provide conspicuously displayed information in its Form ADV Part 2A summarizing this proxy voting policy and procedures, including a statement that clients may request information regarding how Milliman voted a client’s proxies, and that clients may request a copy of these policies and procedures.

VI.	Procedures

Milliman has adopted procedures to implement the firm’s policy and reviews to monitor and insure the firm’s policy is observed, implemented properly and amended or updated, as appropriate, which include the following voting procedures:

A.	Investment Company Clients for which Milliman is the Advisor

Milliman serves as investment advisor to certain investment companies under the Northern Lights Fund Trust II. These funds invest in other investment companies that are not affiliated (“Underlying Funds”) and are required by the Investment Company Act of 1940, as amended (the “1940 Act”) Act to handle proxies received from Underlying Funds in a certain manner. Notwithstanding the guidelines provided in these procedures, it is the policy of Milliman to vote all proxies received from the Underlying Funds in the same proportion that all shares of the Underlying Funds are voted, or in accordance with instructions received from fund shareholders, pursuant to Section 12(d)(1)(F) of the 1940 Act. After properly voted, the proxy materials are placed in a file maintained by the Chief Compliance Officer for future reference.

B.	Conflicts of Interest

On occasion, a conflict of interest may exist between Milliman and Investment Companies for which it is the primary advisor regarding the outcome of certain proxy votes. In such cases, Milliman is committed to resolving the conflict in the best interest of Investment Companies for which it is the primary adviser before we vote the proxy in question.

Milliman adheres to the standard procedure of referring to the principles and guidelines described herein. As Milliman only votes proxies proportionally, we do not have the ability to decide how to vote, and thus cannot influence the outcome of proxy votes other than through the proportional voting on behalf of the Fund.

C.	Obtaining More Information

Investment Companies for which Milliman is the primary advisor may obtain a record of Milliman’s proxy voting, free of charge, by calling (312) 726-0677.

44

D.	Voting Procedures

Milliman has contracted with Broadridge Investor Communication Solutions, Inc. (“Broadridge”) to perform all proxy voting procedures for which Milliman maintains responsibility. Broadridge will collect all proxy ballots, exercise proportional voting for each block of eligible shares and maintain records of all such votes. Milliman will oversee and manage these services.

Northern Lights Fund Trust II

PART C

OTHER INFORMATION

ITEM 28.

EXHIBITS.

(a)(1)	Agreement and Declaration of Trust dated August 26, 2010.[3]
(a)(2)	Certificate of Trust as filed with the State of Delaware on August 26, 2010.[3]
(b)	By-Laws, effective as of August 26, 2010. [3]
(c)	Instruments Defining Rights of Security Holders. See Article III, “Shares” and Article V “Shareholders’ Voting Powers and Meetings” of the Registrant’s Agreement and Declaration of Trust. See also, Article II, “Meetings of Shareholders” of the Registrant’s By-Laws.
(d)(1)	Investment Advisory Agreement between the Registrant and Two Oaks Investment Management, LLC, with respect to Two Oaks Diversified Growth and Income Fund. [4]
(d)(2)	Investment Advisory Agreement between the Registrant and Advisors Preferred, LLC, with respect to Hundredfold Select Alternative Fund and Hundredfold Select Equity Fund. [6]
(d)(3)	Investment Advisory Agreement between the Registrant and North Star Investment Management Corp., with respect to the North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund and North Star Bond Fund. [85]
(d)(4)	Investment Advisory Agreement between the Registrant and Monte Capital Group, LLC, with respect to the Monte Chesapeake Macro Strategies Fund (formerly, Mariner Managed Futures Strategy Fund).[74]
(d)(5)	Investment Advisory Agreement between the Registrant and Water Oak Advisors, LLC on behalf of WOA All Asset I. [16]
(d)(6)	Investment Advisory Agreement between the Registrant and Solutions Funds Group, Inc. on behalf of the SFG Futures Strategy Fund.[14]
(d)(7)	Investment Advisory Agreement between the Registrant and AFAM Capital, Inc., on behalf of the Innealta Capital Sector Rotation Fund, Innealta Capital Country Rotation Fund, Innealta Capital Tactical Fixed Income Fund, Al Frank Fund and Al Frank Dividend Value Fund.[71]
(d)(8)	Investment Advisory Agreement between the Registrant and Witherspoon Asset Management, LLC on behalf of the Witherspoon Managed Futures Strategy Fund.[43]
(d)(9)	Investment Advisory Agreement between the Registrant and Linde Hansen & Co., LLC on behalf of the Linde Hansen Contrarian Value Fund. [22]
(d)(10)	Investment Advisory Agreement between the Registrant and Crow Point Partners, LLC on behalf of the Crow Point Defined Risk Global Equity Income Fund. [35]
(d)(11)	Investment Advisory Agreement between the Registrant and North Peak Asset Management, LLC on behalf of the Inflation Hedges Strategy Fund.[35]
(d)(12)	Investment Advisory Agreement between the Registrant and Braver Wealth Management, LLC on behalf of the Braver Tactical Opportunity Fund.[33]
(d)(13)	Investment Advisory Agreement between the Registrant and Longboard Asset Management, LLC on behalf of the Longboard Managed Futures Strategy Fund .[35]
(d)(14)	Investment Advisory Agreement between the Registrant and Milliman Financial Risk Management LLC on behalf of the Even Keel Multi-Asset Managed Risk Fund, Even Keel Managed Risk Fund, Even Keel Opportunities Managed Risk Fund, Even Keel Traveler Managed Risk Fund and Even Keel Explorer Managed Risk Fund. [87]
(d)(15)	Investment Advisory Agreement between the Registrant and KKM Financial, LLC on behalf the KKM Enhanced US Equity Fund (formerly known as the KKM U.S. Equity ARMOR Fund). [76]
(d)(16)	Investment Advisory Agreement between the Registrant and Price Asset Management, Inc., with respect to PCS Commodity Strategy Fund. [81]

(d)(17)	Investment Advisory Agreement between the Registrant and Longboard Asset Management, LLC on behalf of the Longboard Long/Short Fund. [94]
(d)(18)	Investment Advisory Agreement between the Registrant and Balter Liquid Alternatives, LLC on behalf of the Balter Discretionary Global Macro Fund and the Balter Long/Short Equity Fund. 104
(d)(19)	Investment Advisory Agreement between the Registrant and Orchard Capital Management, LLC on behalf of the Orchard Small Cap Value Fund. [2]
(d)(20)	Investment Advisory Agreement between the Registrant and FormulaFolio Investments, LLC on behalf of the FFI Diversified US Equity Fund and the FFI Diversified US Equity Portfolio. [2]
(d)(21)	Investment Advisory Agreement between the Registrant and Balter Liquid Alternatives, LLC on behalf of the Balter European L/S Small Cap Fund. [2]
(d)(22)	Investment Advisory Agreement between the Registrant and Balter Liquid Alternatives, LLC on behalf of the Balter Event-Driven Fund. [2]
(d)(23)	Sub-advisory Agreement between Advisors Preferred, LLC and Hundredfold Advisors LLC with respect to the Hundredfold Select Alternative Fund and Hundredfold Select Equity Fund.[9]
(d)(24)	Amendment to the Sub-advisory Agreement between North Peak Asset Management, LLC and Parametric Portfolio Associates, LLC with respect to the Inflation Hedges Strategy Fund. [76]
(d)(25)	Sub-advisory Agreement between North Peak Asset Management, LLC and City of London Investment Group with respect to the Inflation Hedges Strategy Fund. [76]
(d)(26)	Sub-advisory Agreement between North Peak Asset Management, LLC and The Boston Company Asset Management, LLC with respect to the Inflation Hedges Strategy Fund. [76]
(d)(27)	Sub-advisory Agreement between North Peak Asset Management, LLC and Mellon Capital Management Corporation with respect to the Inflation Hedges Strategy Fund. [76]
(d)(28)	Sub-advisory Agreement between North Peak Asset Management, LLC and NBW Capital, LLC with respect to the Inflation Hedges Strategy Fund. [2]
(d)(29)	Sub-advisory Agreement between Balter Liquid Alternatives, LLC and Willowbridge Associates Inc. with respect to the Balter Discretionary Global Macro Fund. 105
(d)(30)	Sub-advisory Agreement between Balter Liquid Alternatives, LLC and Apis Capital Advisors, LLC with respect to the Balter Long/Short Equity Fund. 108
(d)(31)	Sub-advisory Agreement between Balter Liquid Alternatives, LLC and Madison Street Partners, LLC with respect to the Balter Long/Short Equity Fund. 108
(d)(32)	Sub-advisory Agreement between Balter Liquid Alternatives, LLC and Midwood Capital Management, LLC with respect to the Balter Long/Short Equity Fund. 108
(d)(33)	Sub-advisory Agreement between Balter Liquid Alternatives, LLC and Millrace Asset Group, Inc. with respect to the Balter Long/Short Equity Fund. 108
(d)(34)	Sub-advisory Agreement between Balter Liquid Alternatives, LLC and S.W. Mitchell Capital, L.L.P. with respect to the Balter European L/S Small Cap Fund. [2]
(d)(35)	Sub-advisory Agreement between Balter Liquid Alternatives, LLC and Tiburon Capital Management, LLC with respect to the Balter Event-Driven Fund. [2]
(d)(34)	Agreement and Plan of Reorganization by and among Advisors Series Trust, with respect to the Al Frank Fund and Al Frank Dividend Value Fund, each a separate series of Advisors Series Trust, the Registrant, on behalf of the Al Frank Fund and Al Frank Dividend Value Fund, each a separate series of the Registrant, and Al Frank Asset Management, Inc. dated January 18, 2013.[2]
(d)(35)	Agreement and Plan of Reorganization by and among Northern Lights Fund Trust III, with respect to the Even Keel Managed Risk Fund, Even Keel Opportunities Managed Risk Fund, Even Keel Traveler Managed Risk Fund and Even Keel Explorer Managed Risk Fund, each a separate series of Northern Lights Fund Trust III, the Registrant, on behalf of the Even Keel Managed Risk Fund, Even Keel Opportunities Managed Risk Fund, Even Keel Traveler Managed Risk Fund and Even Keel Explorer Managed Risk Fund, each a separate series of the Registrant, and Milliman Financial Risk Management, LLC dated November 21, 2014.[88]

(d)(36)	Agreement and Plan of Reorganization by and among Professionally Managed Portfolios, with respect to the Balter Long/Short Equity Fund, a separate series of Professionally Managed Portfolios, the Registrant, on behalf of the Balter Long/Short Equity Fund, a separate series of the Registrant, and Balter Liquid Alternatives, LLC dated June 24, 2015.108
(d)(37)	Master Securities Loan Agreement between AFAM Capital, Inc., Morgan Stanley & Co., LLC and MS Securities Services, Inc.[45]
(e)(1)	Underwriting Agreement between the Registrant and Northern Lights Distributors LLC.104
(e)(2)	Underwriting Agreement between the Registrant and Ceros Financial Services, Inc. on behalf of the Hundredfold Select Alternative Fund and Hundredfold Select Equity Fund. [10]
(e)(3)	Underwriting Agreement between the Registrant and Ceros Financial Services, Inc. on behalf of the Witherspoon Managed Futures Strategy Fund. [85]
(f)	Bonus or Profit Sharing Contracts - Not Applicable
(g)(1)	Custody Agreement between the Registrant and The Bank of New York Mellon. [4]
(g)(2)	Custody Agreement between the Registrant and U.S. Bank, N.A., on behalf of Hundredfold Select Alternative Fund and Hundredfold Select Equity Fund.[5]
(g)(3)	Custody Agreement between the Registrant and MUFG Union Bank, N.A. [15]
(g)(4)	Custody Agreement between the Registrant and U.S. Bank, N.A., on behalf of the Al Frank Fund and Al Frank Dividend Value Fund.[46]
(g)(5)	Custody Agreement between the Registrant and Huntington National Bank on behalf the Crow Point Defined Risk Global Equity Income Fund. [94]
(g)(6)	Custody Agreement between the Registrant and U.S. Bank, N.A., on behalf of the Balter Discretionary Global Macro Fund. 104
(g)(7)	First Amendment effective July 24, 2015 to the Custody Agreement dated May 26, 2015 between the Registrant and U.S. Bank, N.A., on behalf of the Balter Long/Short Equity Fund. 108
(g)(8)	Custody Agreement between the Registrant and U.S. Bank, N.A., on behalf of the FFI Diversified US Equity Fund and the FFI Diversified US Equity Portfolio. [2]
(g)(9)	Amendment to the Custody Agreement dated May 26, 2015 between the Registrant and U.S. Bank, N.A., to add the Balter European L/S Small Cap Fund and Balter Event-Driven Fund. [2]
(h)(1)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Two Oaks Diversified Growth and Income Fund.[4]
(h)(2)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of Hundredfold Select Alternative Fund and Hundredfold Select Equity Fund. [5]
(h)(3)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund and North Star Bond Fund.[85]
(h)(4)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of Monte Chesapeake Macro Strategies Fund (formerly, Mariner Managed Futures Strategy Fund). [11]
(h)(5)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of WOA All Asset I. [16]
(h)(6)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the SFG Futures Strategy Fund.[14]
(h)(7)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of Innealta Capital Sector Rotation Fund, Innealta Capital Country Rotation Fund, Innealta Capital Tactical Fixed Income Fund, Al Frank Fund and Al Frank Dividend Value Fund. [75]
(h)(8)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Witherspoon Managed Futures Strategy Fund.[43]
(h)(9)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Linde Hansen Contrarian Value Fund.[22]
(h)(10)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Crow Point Defined Risk Global Equity Income Fund. [35]

(h)(11)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Inflation Hedges Strategy Fund. [35]
(h)(12)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Longboard Managed Futures Strategy Fund. [35]
(h)(13)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Even Keel Multi-Asset Managed Risk Fund, Even Keel Managed Risk Fund, Even Keel Opportunities Managed Risk Fund, Even Keel Traveler Managed Risk Fund and Even Keel Explorer Managed Risk Fund. [14]
(h)(14)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Braver Tactical Opportunity Fund. [33]
(h)(15)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the KKM Enhanced US Equity Fund (formerly known as the KKM U.S. Equity ARMOR Fund). [76]
(h)(16)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the PCS Commodity Strategy Fund. [85]
(h)(17)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Longboard Long/Short Fund. [94]
(h)(18)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Balter Discretionary Global Macro Fund and the Balter Long/Short Equity Fund. 104
(h)(19)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Orchard Small Cap Value Fund. [2]
(h)(20)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the FFI Diversified US Equity Fund and the FFI Diversified US Equity Portfolio. [2]
(h)(21)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Balter European L/S Small Cap Fund. [2]
(h)(22)	Fund Services Agreement between the Registrant and Gemini Fund Services, LLC, on behalf of the Balter Event-Driven Fund. [2]
(h)(23)	Expense Limitation Agreement between the Registrant, with respect to Two Oaks Diversified Growth and Income Fund. [4]
(h)(24)	Expense Limitation Agreement between the Registrant, with respect to North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund and North Star Bond Fund.[85]
(h)(25)	Expense Limitation Agreement between the Registrant, with respect to the Monte Chesapeake Macro Strategies Fund (formerly, Mariner Managed Futures Strategy Fund).[75]
(h)(26)	Expense Limitation Agreement between the Registrant, with respect to WOA All Asset I. [16]
(h)(27)	Expense Limitation Agreement between the Registrant, with respect to the SFG Futures Strategy Fund.[38]
(h)(28)	Expense Limitation Agreement between the Registrant, with respect to the Innealta Capital Sector Rotation Fund and Innealta Capital Country Rotation Fund. [75]
(h)(29)	Expense Limitation Agreement between the Registrant, with respect to the Witherspoon Managed Futures Strategy Fund. [43]
(h)(30)	Expense Limitation Agreement between the Registrant, with respect to the Linde Hansen Contrarian Value Fund.[38]
(h)(31)	Expense Limitation Agreement between the Registrant, with respect to the Crow Point Defined Risk Global Equity Income Fund. [35]
(h)(32)	Expense Limitation Agreement between the Registrant, with respect to the Inflation Hedges Strategy Fund.[76]
(h)(33)	Expense Limitation Agreement between the Registrant, with respect to the Even Keel Multi-Asset Managed Risk Fund.[42]
(h)(34)	Expense Limitation Agreement between the Registrant, with respect to the Braver Tactical Opportunity Fund.[62]
(h)(35)	Expense Limitation Agreement between the Registrant, with respect to the Al Frank Fund and Al Frank Dividend Value Fund.[45]

(h)(36)	Expense Limitation Agreement between the Registrant, with respect to the Innealta Capital Tactical Fixed Income Fund.[76]
(h)(37)	Expense Limitation Agreement between the Registrant, with respect to the KKM Enhanced US Equity Fund (formerly known as the KKM U.S. Equity ARMOR Fund). [76]
(h)(38)	Expense Limitation Agreement between the Registrant, with respect to the PCS Commodity Strategy Fund.[85]
(h)(39)	Expense Limitation Agreement between the Registrant, with respect to the Balter Discretionary Global Macro Fund and the Balter Long/Short Equity Fund.104
(h)(40)	Expense Limitation Agreement between the Registrant, with respect to the Orchard Small Cap Value Fund. [2]
(h)(41)	Fee Waiver Letter Agreement between the Registrant, with respect to the Even Keel Managed Risk Fund, Even Keel Opportunities Managed Risk Fund and Even Keel Traveler Managed Risk Fund. [87]
(h)(42)	Expense Limitation Agreement between the Registrant, with respect to the FFI Diversified US Equity Fund and the FFI Diversified US Equity Portfolio. [2]
(h)(43)	Expense Limitation Agreement between the Registrant, with respect to the Balter European L/S Small Cap Fund. [2]
(h)(44)	Expense Limitation Agreement between the Registrant, with respect to the Balter Event-Driven Fund Fund. [2]
(h)(45)	Consulting Agreement between the Registrant and Northern Lights Compliance Services, LLC.[4]
(h)(46)	Shareholder Services Plan on behalf of the Hundredfold Select Alternative Fund, Investor Class Shares.[42]
(h)(47)	Investment Advisory Agreement between the Balter Discretionary Global Macro Offshore Fund, Ltd. and Balter Liquid Alternatives, LLC. 104
(h)(47)	Sub-Advisory Agreement between the Balter Liquid Alternatives, LLC and Willowbridge Associates Inc. with respect to the Balter Discretionary Global Macro Offshore Fund, LTD. 105
(i)(1)	Opinion of Alston & Bird LLP regarding the Hundredfold Select Alternative Fund and Hundredfold Select Equity Fund. [89]
(i)(2)	Opinion of Alston & Bird LLP regarding the North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund and North Star Bond Fund. 106
(i)(3)	Opinion of Alston & Bird LLP regarding the Monte Chesapeake Macro Strategies Fund (formerly, Mariner Managed Futures Strategy Fund).107
(i)(4)	Opinion of Alston & Bird LLP regarding the Innealta Capital Sector Rotation Fund and Innealta Capital Country Rotation Fund.[97]
(i)(5)	Opinion of Alston & Bird LLP regarding the SFG Futures Strategy Fund.[88]
(i)(6)	Opinion of Alston & Bird LLP regarding the Witherspoon Managed Futures Strategy Fund.[98]
(i)(7)	Opinion of Alston & Bird LLP regarding the Linde Hansen Contrarian Value Fund.[96]
(i)(8)	Opinion of Alston & Bird LLP regarding the WOA All Asset I. 105
(i)(9)	Opinion of Alston & Bird LLP regarding the Even Keel Multi-Asset Managed Risk. [1]
(i)(10)	Opinion of Alston & Bird LLP regarding the Longboard Managed Futures Strategy Fund.[83]
(i)(11)	Opinion of Alston & Bird LLP regarding the Crow Point Defined Global Equity Income Fund. 111
(i)(12)	Opinion of Alston & Bird LLP regarding the Inflation Hedges Strategy Fund. 100
(i)(13)	Opinion of Alston & Bird LLP regarding the Braver Tactical Opportunity Fund. 110
(i)(14)	Opinion of Alston & Bird LLP regarding the Two Oaks Diversified Growth and Income Fund. 109
(i)(15)	Opinion of Alston & Bird LLP regarding the Hundredfold Select Alternative Fund, Investor Class Shares. [40]
(i)(16)	Opinion of Alston & Bird LLP regarding the Al Frank Fund and Al Frank Dividend Value Fund.101
(i)(17)	Opinion of Alston & Bird LLP regarding the Innealta Capital Tactical Fixed Income Fund. 102
(i)(18)	Opinion of Alston & Bird LLP regarding the KKM Enhanced US Equity Fund (formerly known as the KKM U.S. Equity ARMOR Fund).[2]
(i)(19)	Opinion of Alston & Bird LLP regarding the PCS Commodity Strategy Fund.[81]

(i)(20)	Opinion of Alston & Bird LLP regarding the Even Keel Managed Risk Fund, Even Keel Opportunities Managed Risk Fund, Even Keel Traveler Managed Risk Fund and Even Keel Explorer Managed Risk Fund. [93]
(i)(21)	Opinion of Alston & Bird LLP regarding the Longboard Long/Short Fund. [87]
(i)(22)	Opinion of Alston & Bird LLP regarding the Balter Discretionary Global Macro Fund. 104
(i)(23)	Opinion of Alston & Bird LLP regarding the Balter Long/Short Equity Fund. 108
(i)(24)	Opinion of Alston & Bird LLP regarding the Orchard Small Cap Value Fund. [2]
(i)(25)	Opinion of Alston & Bird LLP regarding the FFI Diversified US Equity Fund. [2]
(i)(26)	Opinion of Alston & Bird LLP regarding the FFI Diversified US Equity Portfolio. [2]
(i)(27)	Opinion of Alston & Bird LLP regarding the Balter European L/S Small Cap Fund. [2]
(i)(28)	Opinion of Alston & Bird LLP regarding the Balter Event-Driven Fund. [2]
(i)(29)	Consent of Alston & Bird LLP.[1]
(j)(1)	Consent of Cohen Fund Audit Services Ltd. with respect to the Two Oaks Diversified Growth and Income Fund.109
(j)(2)	Consent of Cohen Fund Audit Services Ltd. with respect to Hundredfold Select Alternative Fund and Hundredfold Select Equity Fund.[89]
(j)(3)	Consent of Tait, Weller & Baker LLP with respect to North Star Opportunity Fund, North Star Micro Cap Fund and North Star Dividend Fund.[95]
(j)(4)	Consent of Tait, Weller & Baker, LLP with respect to Monte Chesapeake Macro Strategies Fund (formerly, Mariner Managed Futures Strategy Fund). 107
(j)(5)	Consent of Tait, Weller & Baker, LLP with respect to WOA All Asset I.105
(j)(6)	Consent of Tait, Weller & Baker, LLP with respect to the SFG Futures Strategy Fund. [88]
(j)(7)	Consent of BBD, LLP with respect to the Innealta Capital Sector Rotation Fund and Innealta Capital Country Rotation Fund.[97]
(j)(8)	Consent of Tait, Weller & Baker LLP with respect to the Witherspoon Managed Futures Strategy Fund.[98]
(j)(9)	Consent of BBD, LLP with respect to the Linde Hansen Contrarian Value Fund.[96]
(j)(10)	Consent of Tait, Weller & Baker LLP with respect to the Crow Point Defined Risk Global Equity Income Fund. 111
(j)(11)	Consent of Tait, Weller & Baker LLP with respect to the Inflation Hedges Strategy Fund.100
(j)(12)	Consent of Ernst & Young LLP with respect to Hundredfold Select Alternative Fund and Hundredfold Select Equity Fund. [28]
(j)(13)	Consent of BBD, LLP with respect to the Even Keel Multi-Asset Managed Risk Fund. [1]
(j)(14)	Consent of McGladrey LLP with respect to the Longboard Managed Futures Strategy Fund.[83]
(j)(15)	Consent of BBD, LLP with respect to the Braver Tactical Opportunity Fund. 110
(j)(16)	Consent of Cohen Fund Audit Services Ltd. with respect to Hundredfold Select Alternative Fund, Investor Class Shares. [89]
(j)(17)	Consent of Tait, Weller & Baker LLP with respect to the Al Frank Fund and Al Frank Dividend Value Fund.[49]
(j)(18)	Consent of BBD, LLP with respect to the Al Frank Fund and Al Frank Dividend Value Fund.101
(j)(19)	Consent of Tait, Weller & Baker LLP with respect to North Star Dividend Fund and North Star Micro Cap Fund. [48]
(j)(20)	Consent of BBD, LLP with respect to the Innealta Capital Tactical Fixed Income Fund. 102
(j)(21)	Consent of McGladrey LLP with respect to the KKM Enhanced US Equity Fund (formerly known as the KKM U.S. Equity ARMOR Fund). [2]
(j)(22)	Consent of Tait, Weller & Baker LLP with respect to the North Star Bond Fund. [76]
(j)(23)	Consent of McGladrey LLP with respect to the PCS Commodity Strategy Fund. [2]
(j)(24)	Consent of BBD, LLP with respect to the Even Keel Managed Risk Fund, Even Keel Opportunities Managed Risk Fund, Even Keel Traveler Managed Risk Fund, Even Keel Explorer Managed Risk Fund. [93]
(j)(25)	Consent of McGladrey LLP with respect to Longboard Long/Short Fund. [2]
(j)(26)	Consent of Tait, Weller & Baker LLP with respect to the Balter Discretionary Global Macro Fund. 104
(j)(27)	Consent of Tait, Weller & Baker LLP with respect to the Balter Long/Short Equity Fund. 108

(j)(28)	Consent of the Independent Registered Public Accounting Firm with respect to the Orchard Small Cap Value Fund. [2]
(j)(29)	Consent of the Independent Registered Public Accounting Firm with respect to the FFI Diversified US Equity Fund. [2]
(j)(30)	Consent of the Independent Registered Public Accounting Firm with respect to the FFI Diversified US Equity Portfolio. [2]
(j)(31)	Consent of the Independent Registered Public Accounting Firm with respect to the Balter European L/S Small Cap Fund. [2]
(j)(32)	Consent of the Independent Registered Public Accounting Firm with respect to the Balter Event-Driven Fund. [2]
(j)(33)	Powers of Attorney. [6,13,44]
(k)	Omitted Financial Statements - Not Applicable.
(l)	Initial Capital Agreements - Not Applicable.
(m)(1)	Class A Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1. [89]
(m)(2)	Class C Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1. [89]
(m)(3)	Class N Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1. [71]
(m)(4)	Class R Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1. [89]
(m)(5)	Investor Class Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1. 104
(m)(6)	Class R-1 Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1.[89]
(m)(7)	Class R-2 Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1.[89]
(m)(8)	Class F Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1. [89]
(m)(9)	Service Class Master Distribution and Shareholder Services Plan Pursuant to Rule 12b-1. [46]
(m)(10)	Rule 12b-1 Plan on behalf of WOA All Asset I.[52]
(m)(11)	Shareholder Servicing Plan and Agreement on behalf of the Balter Discretionary Global Macro Fund and the Balter Long/Short Equity Fund.104
(n)	Rule 18f-3 Plan, as amended April 24, 2015.104
(p)(1)	Code of Ethics of Northern Lights Distributors, LLC.[4]
(p)(2)	Code of Ethics of Two Oaks Investment Management, LLC.[4]
(p)(3)	Code of Ethics of Advisors Preferred LLC.[4]
(p)(4)	Code of Ethics for Hundredfold Advisors, LLC. [5]
(p)(5)	Code of Ethics for North Star Investment Management Corp.[7]
(p)(6)	Code of Ethics for Monte Capital Group, LLC. [81]
(p)(7)	Code of Ethics for Water Oak Advisors LLC. [9]
(p)(8)	Code of Ethics for Solutions Funds Group, Inc.[17]
(p)(9)	Code of Ethics for AFAM Capital, Inc. [14]
(p)(10)	Code of Ethics for Witherspoon Asset Management LLC [45]
(p)(11)	Code of Ethics for Linde Hansen & Co., LLC. [16]
(p)(12)	Code of Ethics for Crow Point Partners, LLC. [35]
(p)(13)	Code of Ethics for North Peak Asset Management, LLC. [33]
(p)(14)	Code of Ethics for Parametric Portfolio Associates, LLC. [33]
(p)(15)	Code of Ethics for City of London Investment Group.[33]
(p)(16)	Code of Ethics for The Boston Company Asset Management, LLC. [35]
(p)(17)	Code of Ethics for Mellon Capital Management Corporation. [35]
(p)(18)	Code of Ethics for Braver Wealth Management.[26]
(p)(19)	Code of Ethics for Longboard Asset Management, LLC. [31]
(p)(20)	Code of Ethics for Milliman Financial Risk Management LLC. [31]
(p)(21)	Code of Ethics for Ceros Financial Services, Inc.[42]
(p)(22)	Code of Ethics for KKM Financial, LLC. [74]

(p)(23)	Code of Ethics for Equity Armor Investments, LLC[74]
(p)(24)	Code of Ethics for Price Asset Management, Inc. [81]
(p)(25)	Code of Ethics for Balter Liquid Alternatives, LLC. 105
(p)(26)	Code of Ethics for Apis Capital Partners, LLC. 108
(p)(27)	Code of Ethics for Madison Street Partners, LLC. 108
(p)(28)	Code of Ethics for Midwood Capital Management, LLC. 108
(p)(29)	Code of Ethics for Millrace Asset Group Inc.108
(p)(30)	Code of Ethics for Orchard Capital Management, LLC. [2]
(p)(31)	Code of Ethics for FormulaFolio Investments, LLC. [2]
(p)(32)	Code of Ethics for S.W. Mitchell Capital, L.L.P. [2]
(p)(33)	Code of Ethics for Tiburon Capital Management, LLC. [2]

1 Is filed herewith.

2 To be filed by subsequent amendment.

3 Previously filed on June 16, 2011 in the Registrant's Registration Statement on Form N-1A, and hereby incorporated by reference.

4 Previously filed on June 28, 2011 in the Registrant's Pre-Effective Amendment No. 2, and hereby incorporated by reference.

5 Previously filed on August 3, 2011 in the Registrant's Proxy/Registration Statement on Form N-14, and hereby incorporated by reference.

6 Previously filed on August 3, 2011 in the Registrant's Post-Effective Amendment No. 2, and hereby incorporated by reference.

7 Previously filed on August 19, 2011 in the Registrant's Post-Effective Amendment No. 3, and hereby incorporated by reference.

8 Previously filed on August 26, 2011 in the Registrant's Post-Effective Amendment No. 4, and hereby incorporated by reference.

9 Previously filed on September 20, 2011 in the Registrant's Post-Effective Amendment No. 5, and hereby incorporated by reference.

10 Previously filed on October 3, 2011 in the Registrant's Post-Effective Amendment No. 9, and hereby incorporated by reference.

11 Previously filed on October 27, 2011 in the Registrant's Post-Effective Amendment No. 12, and hereby incorporated by reference.

12 Previously filed on October 27, 2011 in the Registrant's Post-Effective Amendment No. 13, and hereby incorporated by reference.

13 Previously filed on November 2, 2011 in the Registrant's Post-Effective Amendment No. 14, and hereby incorporated by reference.

14Previously filed on November 17, 2011 in the Registrant's Post-Effective Amendment No. 18 and hereby incorporated by reference.

15Previously filed on November 22, 2011 in the Registrant's Post-Effective Amendment No. 20 and hereby incorporated by reference.

16Previously filed on December 14, 2011 in the Registrant's Post-Effective Amendment No. 24 and hereby incorporated by reference.

17 Previously filed on December 19, 2011 in the Registrant's Post-Effective Amendment No. 25 and hereby incorporated by reference.

18Previously filed on December 20, 2011 in the Registrant's Post-Effective Amendment No. 27 and hereby incorporated by reference.

19Previously filed on January 4, 2012 in the Registrant's Post-Effective Amendment No. 29 and hereby incorporated by reference.

20Previously filed on January 10, 2012 in the Registrant's Post-Effective Amendment No. 31 and hereby incorporated by reference.

21Previously filed on January 10, 2012 in the Registrant's Post-Effective Amendment No. 32 and hereby incorporated by reference.

22Previously filed on January 27, 2012 in the Registrant's Post-Effective Amendment No. 34 and hereby incorporated by reference.

23Previously filed on February 2, 2012 in the Registrant's Post-Effective Amendment No. 37 and hereby incorporated by reference.

24Previously filed on February 7, 2012 in the Registrant's Post-Effective Amendment No. 39 and hereby incorporated by reference.

25Previously filed on February 10, 2012 in the Registrant's Post-Effective Amendment No. 40 and hereby incorporated by reference.

26Previously filed on March 8, 2012 in the Registrant's Post-Effective Amendment No. 45 and hereby incorporated by reference.

27Previously filed on March 9, 2012 in the Registrant's Post-Effective Amendment No. 46 and hereby incorporated by reference.

28Previously filed on March 13, 2012 in the Registrant's Post-Effective Amendment No. 47 and hereby incorporated by reference.

29Previously filed on March 23, 2012 in the Registrant's Post-Effective Amendment No. 51 and hereby incorporated by reference.

30Previously filed on March 27, 2012 in the Registrant's Post-Effective Amendment No. 52 and hereby incorporated by reference.

31Previously filed on April 12, 2012 in the Registrant's Post-Effective Amendment No. 56 and hereby incorporated by reference.

32Previously filed on April 17, 2012 in the Registrant's Post-Effective Amendment No. 57 and hereby incorporated by reference.

33Previously filed on May 15, 2012 in the Registrant's Post-Effective Amendment No. 62 and hereby incorporated by reference.

34Previously filed on May 25, 2012 in the Registrant's Post-Effective Amendment No. 65 and hereby incorporated by reference.

35Previously filed on June 19, 2012 in the Registrant's Post-Effective Amendment No. 68 and hereby incorporated by reference.

36Previously filed on June 28, 2012 in the Registrant's Post-Effective Amendment No. 69 and hereby incorporated by reference.

37Previously filed on July 27, 2012 in the Registrant's Post-Effective Amendment No. 73 and hereby incorporated by reference.

38Previously filed on August 17, 2012 in the Registrant's Post-Effective Amendment No. 75 and hereby incorporated by reference.

39Previously filed on September 20, 2012 in the Registrant's Post-Effective Amendment No. 78 and hereby incorporated by reference.

40Previously filed on October 19, 2012 in the Registrant's Post-Effective Amendment No. 81 and hereby incorporated by reference.

41Previously filed on November 9, 2012 in the Registrant's Post-Effective Amendment No. 86 and hereby incorporated by reference.

42Previously filed on December 28, 2012 in the Registrant's Post-Effective Amendment No. 88 and hereby incorporated by reference.

43Previously filed on January 17, 2013 in the Registrant's Post-Effective Amendment No. 91 and hereby incorporated by reference.

44Previously filed on January 30, 2013 in the Registrant's Post-Effective Amendment No. 92 and hereby incorporated by reference.

45Previously filed on February 1, 2013 in the Registrant's Post-Effective Amendment No. 93 and hereby incorporated by reference.

46Previously filed on March 22, 2013 in the Registrant's Post-Effective Amendment No. 95 and hereby incorporated by reference.

47Previously filed on March 28, 2013 in the Registrant's Post-Effective Amendment No. 96 and hereby incorporated by reference.

48Previously filed on April 17, 2013 in the Registrant's Post-Effective Amendment No. 99 and hereby incorporated by reference.

49Previously filed on April 30, 2013 in the Registrant's Post-Effective Amendment No. 101 and hereby incorporated by reference.

50Previously filed on June 7, 2013 in the Registrant's Post-Effective Amendment No. 103 and hereby incorporated by reference.

51Previously filed on June 25, 2013 in the Registrant's Post-Effective Amendment No. 105 and hereby incorporated by reference.

52Previously filed on July 29, 2013 in the Registrant's Post-Effective Amendment No. 109 and hereby incorporated by reference.

53Previously filed on September 3, 2013 in the Registrant's Post-Effective Amendment No. 112 and hereby incorporated by reference.

54Previously filed on September 19, 2013 in the Registrant's Post-Effective Amendment No. 115 and hereby incorporated by reference.

55Previously filed on September 26, 2013 in the Registrant's Post-Effective Amendment No. 117 and hereby incorporated by reference.

56Previously filed on September 30, 2013 in the Registrant's Post-Effective Amendment No. 118 and hereby incorporated by reference.

57Previously filed on November 18, 2013 in the Registrant's Post-Effective Amendment No. 123 and hereby incorporated by reference.

58Previously filed on December 17, 2013 in the Registrant's Post-Effective Amendment No. 125 and hereby incorporated by reference.

59Previously filed on December 27, 2013 in the Registrant's Post-Effective Amendment No. 127 and hereby incorporated by reference.

60Previously filed on December 27, 2013 in the Registrant's Post-Effective Amendment No. 128 and hereby incorporated by reference.

61Previously filed on December 30, 2013 in the Registrant's Post-Effective Amendment No. 131 and hereby incorporated by reference.

62Previously filed on January 13, 2014 in the Registrant's Post-Effective Amendment No. 134 and hereby incorporated by reference.

63Previously filed on January 13, 2014 in the Registrant's Post-Effective Amendment No. 135 and hereby incorporated by reference.

64Previously filed on March 14, 2014 in the Registrant's Post-Effective Amendment No. 138 and hereby incorporated by reference

65Previously filed on March 26, 2014 in the Registrant's Post-Effective Amendment No. 141 and hereby incorporated by reference.

66Previously filed on March 26, 2014 in the Registrant's Post-Effective Amendment No. 142 and hereby incorporated by reference.

67Previously filed on March 27, 2014 in the Registrant's Post-Effective Amendment No. 143 and hereby incorporated by reference

68Previously filed on March 27, 2014 in the Registrant's Post-Effective Amendment No. 144 and hereby incorporated by reference

69Previously filed on March 27, 2014 in the Registrant's Post-Effective Amendment No. 145 and hereby incorporated by reference

70Previously filed on March 28, 2014 in the Registrant's Post-Effective Amendment No. 146 and hereby incorporated by reference.

71Previously filed on March 28, 2014 in the Registrant's Post-Effective Amendment No. 147 and hereby incorporated by reference.

72Previously filed on April 30, 2014 in the Registrant's Post-Effective Amendment No. 149 and hereby incorporated by reference.

73Previously filed on April 30, 2014 in the Registrant's Post-Effective Amendment No. 150 and hereby incorporated by reference.

74Previously filed on May 30, 2014 in the Registrant's Post-Effective Amendment No. 155 and hereby incorporated by reference.

75Previously filed on June 20, 2014 in the Registrant's Post-Effective Amendment No. 157 and hereby incorporated by reference.

76Previously filed on June 25, 2014 in the Registrant's Post-Effective Amendment No. 158 and hereby incorporated by reference.

77Previously filed on June 27, 2014 in the Registrant's Post-Effective Amendment No. 159 and hereby incorporated by reference.

78Previously filed on June 27, 2014 in the Registrant's Post-Effective Amendment No. 160 and hereby incorporated by reference.

79Previously filed on July 8, 2014 in the Registrant's Post-Effective Amendment No. 163 and hereby incorporated by reference.

80Previously filed on July 24, 2014 in the Registrant's Post-Effective Amendment No. 168 and hereby incorporated by reference.

81Previously filed on September 3, 2014 in the Registrant's Post-Effective Amendment No. 170 and hereby incorporated by reference.

82Previously filed on September 24, 2014 in the Registrant's Post-Effective Amendment No. 175 and hereby incorporated by reference.

83Previously filed on September 24, 2014 in the Registrant's Post-Effective Amendment No. 176 and hereby incorporated by reference.

84Previously filed on September 25, 2014 in the Registrant's Post-Effective Amendment No. 177 and hereby incorporated by reference.

85Previously filed on September 26, 2014 in the Registrant's Post-Effective Amendment No. 178 and hereby incorporated by reference.

86Previously filed on November 21, 2014 in the Registrant's Post-Effective Amendment No. 189 and hereby incorporated by reference.

87Previously filed on December 4, 2014 in the Registrant's Post-Effective Amendment No. 190 and hereby incorporated by reference.

88Previously filed on December 23, 2014 in the Registrant's Post-Effective Amendment No. 192 and hereby incorporated by reference.

89Previously filed on December 29, 2014 in the Registrant's Post-Effective Amendment No. 192 and hereby incorporated by reference.

90Previously filed on December 30, 2014 in the Registrant's Post-Effective Amendment No. 197 and hereby incorporated by reference.

91Previously filed on December 31, 2014 in the Registrant's Post-Effective Amendment No. 200 and hereby incorporated by reference.

92Previously filed on December 31, 2014 in the Registrant's Post-Effective Amendment No. 201 and hereby incorporated by reference.

93Previously filed on January 27, 2015 in the Registrant's Post-Effective Amendment No. 207 and hereby incorporated by reference.

94Previously filed on March 16, 2015 in the Registrant's Post-Effective Amendment No. 209 and hereby incorporated by reference.

95Previously filed on March 23, 2015 in the Registrant's Post-Effective Amendment No. 210 and hereby incorporated by reference.

96Previously filed on March 23, 2015 in the Registrant's Post-Effective Amendment No. 211 and hereby incorporated by reference.

97Previously filed on March 24, 2015 in the Registrant's Post-Effective Amendment No. 212 and hereby incorporated by reference.

98Previously filed on March 25, 2015 in the Registrant's Post-Effective Amendment No. 213 and hereby incorporated by reference.

99Previously filed on March 27, 2015 in the Registrant's Post-Effective Amendment No. 214 and hereby incorporated by reference.

100Previously filed on March 30, 2015 in the Registrant's Post-Effective Amendment No. 215 and hereby incorporated by reference.

101Previously filed on April 29, 2015 in the Registrant's Post-Effective Amendment No. 225 and hereby incorporated by reference.

102Previously filed on April 29, 2015 in the Registrant's Post-Effective Amendment No. 226 and hereby incorporated by reference.

103Previously filed on April 29, 2015 in the Registrant's Post-Effective Amendment No. 227 and hereby incorporated by reference.

104Previously filed on May 26, 2015 in the Registrant's Post-Effective Amendment No. 233 and hereby incorporated by reference.

105Previously filed on June 26, 2015 in the Registrant's Post-Effective Amendment No. 234 and hereby incorporated by reference.

106Previously filed on June 29, 2015 in the Registrant's Post-Effective Amendment No. 235 and hereby incorporated by reference.

107Previously filed on July 14, 2015 in the Registrant's Post-Effective Amendment No. 238 and hereby incorporated by reference.

108Previously filed on July 24, 2015 in the Registrant's Post-Effective Amendment No. 240 and hereby incorporated by reference.

109Previously filed on July 28, 2015 in the Registrant's Post-Effective Amendment No. 242 and hereby incorporated by reference.

110Previously filed on September 23, 2015 in the Registrant's Post-Effective Amendment No. 251 and hereby incorporated by reference.

111Previously filed on September 23, 2015 in the Registrant's Post-Effective Amendment No. 252 and hereby incorporated by reference.

ITEM 29.

PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

None.

ITEM 30.

INDEMNIFICATION.

Article VIII, Section 2(a) of the Agreement and Declaration of Trust provides that to the fullest extent that limitations on the liability of Trustees and officers are permitted by the Delaware Statutory Trust Act of 2002, the officers and Trustees shall not be responsible or liable in any event for any act or omission of:  any agent or employee of the Trust; any investment adviser or principal underwriter of the Trust; or with respect to each Trustee and officer, the act or omission of any other Trustee or officer, respectively.  The Trust, out of the Trust Property, is required to indemnify and hold harmless each and every officer and Trustee from and against any and all claims and demands whatsoever arising out of or related to such officer’s or Trustee’s performance of his or her duties as an officer or Trustee of the Trust.  This limitation on liability applies to events occurring at the time a person serves as a Trustee or officer of the Trust whether or not such person is a Trustee or officer at the time of any proceeding in which liability is asserted.  Nothing contained in the Agreement and Declaration of Trust indemnifies holds harmless or protects any officer or Trustee from or against any liability to the Trust or any shareholder to which such person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such person’s office.

Article VIII, Section 2(b) provides that every note, bond, contract, instrument, certificate or undertaking and every other act or document whatsoever issued, executed or done by or on behalf of the Trust, the officers or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in such Person’s capacity as Trustee and/or as officer, and such Trustee or officer, as applicable, shall not be personally liable therefore, except as described in the last sentence of the first paragraph of Section 2 of Article VIII.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Delaware law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 31.

BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER.

Certain information pertaining to the business and other connections of each Advisor of each series of the Trust is hereby incorporated herein by reference to the section of the respective Prospectus captioned “Investment Advisor” and to the section of the respective Statement of Additional Information captioned “Investment Advisory and Other Services.”  The information required by this Item 31 with respect to each director, officer or partner of each Advisor is incorporated by reference to the Advisor’s Uniform Application for Investment Adviser Registration (Form ADV) on file with the Securities and Exchange Commission (“SEC”).  Each Advisor’s Form ADV may be obtained, free of charge, at the SEC’s website at www.adviserinfo.sec.gov, and may be requested by File No. as follows:

Two Oaks Investment Management, LLC, adviser to the Two Oaks Diversified Growth and Income Fund -- File No. 801-72390.

Advisors Preferred, LLC, adviser to the Hundredfold Select Alternative Fund and Hundredfold Select Equity Fund – File No. 801-72430.

North Star Investment Management Corp., adviser to the North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund and North Star Bond Fund – File No. 801-62013.

Monte Capital Group, LLC, adviser to the Monte Chesapeake Macro Strategies Fund (formerly, Mariner Managed Futures Strategy Fund) – File No. 801-76944.

Water Oak Advisors, LLC, adviser to the WOA All Asset I – File No. 801-66872.

AFAM Capital, Inc., adviser to the Innealta Capital Country Rotation Fund, Innealta Capital Sector Rotation Fund, Al Frank Fund, Al Frank Dividend Value Fund and Innealta Capital Tactical Fixed Income Fund – File No. 801-30528.

Solutions Funds Group, Inc., adviser to the SFG Futures Strategy Fund – File No. 801-72794.

Crow Point Partners, LLC, adviser to the Crow Point Defined Risk Global Equity Income Fund – File No. 801-67184.

North Peak Asset Management, LLC, adviser to the Inflation Hedges Strategy Fund – File No. 801-72894.

Braver Wealth Management, LLC, adviser to the Braver Tactical Opportunity Fund – File No. 801-26501.

Longboard Asset Management, LLC, adviser to the Longboard Managed Futures Strategy and Longboard Long/Short Fund– File No. 801-72623.

Witherspoon Asset Management LLC, adviser to the Witherspoon Managed Futures Strategy Fund – File No. 801-77245.

KKM Financial, LLC adviser to the KKM Enhanced US Equity Fund (formerly known as the KKM U.S. Equity ARMOR Fund) – File No. 801-77094.

Price Asset Management, Inc. adviser to the PCS Commodity Strategy Fund – File No. 801-77076.

Milliman Financial Risk Management LLC adviser to the Even Keel Multi-Asset Managed Risk Fund, Even Keel Managed Risk Fund, Even Keel Opportunities Managed Risk Fund, Even Keel Traveler Managed Risk Fund and Even Keel Explorer Managed Risk Fund – File No. 801-73056.

Balter Liquid Alternatives, LLC adviser to the Balter Discretionary Global Macro Fund, Balter Long/Short Equity Fund, Balter European L/S Small Cap Fund and the Balter Event Driven Fund – File No. 801-78740.

Orchard Capital Management, LLC adviser to the Orchard Small Cap Value Fund – File No. pending.

FormulaFolio Investments, LLC adviser to the FFI Diversified US Equity Fund and the FFI Diversified US Equity Portfolio – File No. 801-72780.

ITEM 32.

PRINCIPAL UNDERWRITER.

(a)

Northern Lights Distributors, LLC (“NLD”), is the principal underwriter for all series of Northern Lights Fund Trust II except Hundredfold Select Alternative Fund and Hundredfold Select Equity Fund and Witherspoon Managed Futures Strategy Fund. NLD also acts as principal underwriter for the following:

AdvisorOne Funds, AmericaFirst Quantitative Funds, Arrow ETF Trust, Compass EMP Funds Trust, Copeland Trust, Equinox Funds Trust, Forethought Variable Insurance Trust, Miller Investment Trust, Morgan Creek Series Trust, Mutual Fund Series Trust, Nile Capital Investment Trust, North Country Funds, Northern Lights Fund Trust, Northern Lights Fund Trust III, Northern Lights Variable Trust, OCM Mutual Fund, The Multi-Strategy Growth & Income Fund, The Saratoga Advantage Trust, Vertical Capital Income Fund, Total Income+ Real Estate Fund, Tributary Funds, Inc., Two Roads Shared Trust, CLA Strategic Allocation Fund, Princeton Private Equity Fund, Neiman Funds, BlueArc Multi-Strategy Fund and Hays Series Trust.

(b)

NLD is registered with Securities and Exchange Commission as a broker-dealer and is a member of the Financial Industry Regulatory Authority, Inc.  The principal business address of NLD is 17605 Wright Street, Omaha, Nebraska 68130.  NLD is an affiliate of Gemini Fund Services, LLC and is a wholly-owned subsidiary of NorthStar Financial Services Group, LLC. To the best of Registrant’s knowledge, the following are the officers of NLD:

Name	Positions and Offices with Underwriter	Positions and Offices with the Fund
Brian Nielsen	Manager, Chief Executive Officer, Secretary	Trustee
Bill Wostoupal	President	None
Daniel Applegarth	Treasurer/FINOP	None
Mike Nielsen	Chief Compliance Officer and AML Compliance Officer	None
Bill Strait	General Counsel	None

(c) Not Applicable.

ITEM 33.

LOCATION OF ACCOUNTS AND RECORDS.

The following entities prepare, maintain and preserve the records required by Section 31 (a) of the 1940 Act for the Registrant.  These services are provided to the Registrant for such periods prescribed by the rules and regulations of the U.S. Securities and Exchange Commission under the 1940 Act and such records are the property of the entity required to maintain and preserve such records and will be surrendered promptly on request.

Bank of New York Mellon (“BNYM”), One Wall Street, New York, New York 10286, provides custodian services to the Two Oaks Diversified Growth and Income Fund and the KKM Enhanced US Equity Fund (formerly known as the KKM U.S. Equity ARMOR Fund) pursuant to a Custody Agreement between BNYM and the Trust.

U.S. Bank, National Association (“U.S. Bank”), 1555 North River Center Drive, Milwaukee, Wisconsin 53212, provides custodian services to the Hundredfold Select Alternative Fund, Hundredfold Select Equity Fund, Al Frank Fund and Al Frank Dividend Value Fund, Balter Discretionary Global Macro Fund, Balter Long/Short Equity Fund, Balter European L/S Small Cap Fund, FFI Diversified US Equity Fund, FFI Diversified US Equity Portfolio and the Balter Event-Driven Fund pursuant to a Custody Agreement between U.S. Bank and the Trust.

MUFG Union Bank, National Association (“Union Bank”), 400 California Street, San Francisco, California 94104, provides custodian services to the North Star Opportunity Fund, WOA All Asset I, Witherspoon Managed Futures Strategy Fund, SFG Futures Strategy Fund, Linde Hansen Contrarian Value Fund, Innealta Capital Country Rotation Fund, Innealta Capital Sector Rotation Fund, Innealta Capital Tactical Fixed Income Fund, Even Keel Multi-Asset Managed Risk Fund, Even Keel Managed Risk Fund, Even Keel Opportunities Managed Risk Fund, Even Keel Traveler Managed Risk Fund, Even Keel Explorer Managed Risk Fund, Longboard Managed Futures Strategy Fund, Braver Tactical Opportunity Fund, Inflation Hedges Strategy Fund, Monte Chesapeake Macro Strategies Fund (formerly, Mariner Managed Futures Strategy Fund), North Star Dividend Fund, North Star Micro Cap Fund, North Star Bond Fund, PCS Commodity Strategy Fund, Longboard Long/Short Fund and Orchard Small Cap Value Fund, pursuant to a Custody Agreement between Union Bank and the Trust.

Huntington National Bank, 7 East Oval, Columbus, Ohio 43219 provides custodian services to the Crow Point Defined Risk Global Equity Income Fund pursuant to a Custody Agreement between Huntington National Bank and the Trust.

Gemini Fund Services, LLC (“GFS”), located at 17605 Wright Street, Suite 2, Omaha, Nebraska 68130, provides transfer agent and dividend disbursing services pursuant to a Transfer Agency and Service Agreements between GFS and the Trust.  In such capacities, GFS provides pricing for each Fund’s portfolio securities, keeps records regarding securities and other assets in custody and in transfer, bank statements, canceled checks, financial books and records, and keeps records of each shareholder’s account and all disbursement made to shareholders.  GFS also maintains all records required pursuant to Administrative Service Agreements with the Trust.

NLD, a wholly-owned subsidiary of NorthStar Financial Services Group, LLC, located at 17605 Wright Street, Omaha, Nebraska 68130, serves as principal underwriter for all series of Northern Lights Fund Trust II, except Hundredfold Select Alternative Fund, Hundredfold Select Equity Fund and Witherspoon Managed Futures Strategy Fund. NLD maintains all records required to be maintained pursuant to each Fund’s Distribution Plan and Agreement adopted pursuant to Rule 12b-1 under the 1940 Act.

Northern Lights Compliance Services, LLC (“NLCS”), a wholly-owned subsidiary of NorthStar Financial Services Group, LLC, located at 17605 Wright Street, Omaha, Nebraska 68130, provides CCO and compliance services to each Fund of the Trust.

Two Oaks Investment Management, LLC, located at 7110 North Fresno Street, Suite 450, Fresno CA, 93720 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Two Oaks Diversified Growth and Income Fund.

Advisors Preferred, LLC located at 1445 Research Blvd, Suite 530, Rockville, MD 20850 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Hundredfold Select Alternative Fund and Hundredfold Select Equity Fund.

North Star Investment Management Corp. located at 20 N. Wacker Drive, Suite 1416, Chicago, IL 60606 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the North Star Opportunity Fund, North Star Dividend Fund, North Star Micro Cap Fund and North Star Bond Fund.

Monte Capital Group, LLC located at 11 Broadway, Suite 766, New York, New York 10004 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Monte Chesapeake Macro Strategies Fund (formerly, Mariner Managed Futures Strategy Fund).

Water Oak Advisors LLC located at 145 Lincoln Avenue, Suite A, Winter Park, FL 32789 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the WOA All Asset I.

Solutions Funds Group, Inc. located at 300 Village Green Drive, Suite 210, Lincolnshire, IL 60069, pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the SFG Futures Strategy Fund.

AFAM Capital, Inc. located at 85 Argonaut, Suite 220, Alisa Viejo, CA 92656 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Innealta Capital Sector Rotation Fund, Innealta Capital Country Rotation Fund, Innealta Capital Tactical Fixed Income Fund, Al Frank Fund and Al Frank Dividend Value Fund.

Linde Hansen & Co., LLC located at 25B Vreeland Road, Suite 102, Florham Park, New Jersey, 07932 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Linde Hansen Contrarian Value Fund.

Milliman Financial Risk Management LLC located at 71 S. Wacker Drive, 31st Floor, Chicago, IL 60606 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Even Keel Multi-Asset Managed Risk Fund, Even Keel Managed Risk Fund, Even Keel Opportunities Managed Risk Fund, Even Keel Traveler Managed Risk Fund, Even Keel Explorer Managed Risk Fund.

Crow Point Partners, LLC located at 10 New Driftway, Suite 203, Scituate, MA 02066 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Crow Point Defined Risk Global Equity Income Fund.

North Peak Asset Management, LLC located at 457 Washington Street, Duxbury, MA 02332 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Inflation Hedges Strategy Fund.

Braver Wealth Management, LLC located at 117 Kendrick Street, Needham, MA 02494 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Braver Tactical Opportunity Fund.

Longboard Asset Management, LLC located at 2355 E. Camelback Road, Suite 750, Phoenix, Arizona 85016 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Longboard Managed Futures Strategy Fund and the Longboard Long/Short Fund.

Witherspoon Asset Management, LLC, located at 15 Chambers Street, Princeton, NJ 08540 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Witherspoon Managed Futures Strategy Fund.

KKM Financial, LLC, located at 311 South Wacker Drive, Suite 650, Chicago, IL 60606 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the KKM Enhanced US Equity Fund (formerly known as the KKM U.S. Equity ARMOR Fund).

Price Asset Management, Inc., located at 141 West Jackson Boulevard, Suite 1320A, Chicago, IL 60604 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the PCS Commodity Strategy Fund.

Balter Liquid Alternatives, LLC 125 High Street, Oliver Street Tower, Suite 802, Boston, MA 02110 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Balter Discretionary Global Macro Fund, Balter Long/Short Equity Fund, Balter European L/S Small Cap Fund and the Balter Event-Driven Fund.

Orchard Capital Management, LLC 221 N. LaSalle, Suite 3200, Chicago, IL 60601 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the Orchard Small Cap Value Fund.

FormulaFolio Investments, LLC located at 89 Ionia SW Suite 600, Grand Rapids, MI 49503 pursuant to the Investment Advisory Agreement with the Trust, maintains all records required pursuant to such agreement with respect to the FFI Diversified US Equity Fund and the FFI Diversified US Equity Portfolio.

ITEM 34.

MANAGEMENT SERVICES.

Not applicable.

ITEM 35.

UNDERTAKINGS.

See Item 30 above, second paragraph.

One or more of the Registrant’s series may invest up to 25% of its respective total assets in a wholly-owned and controlled subsidiary (each a “Subsidiary” and collectively the “Subsidiaries”).  Each Subsidiary will operate under the supervision of the Registrant.  The Registrant hereby undertakes that the Subsidiaries will submit to inspection by the U. S. Securities and Exchange Commission.

Signatures

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 253 to its Registration Statement to be signed on its behalf by the undersigned, thereunto authorized, in the City of Hauppauge, State of New York, on September 24, 2015.

NORTHERN LIGHTS FUND TRUST II

By: __________________________

      Kevin Wolf*

President and Principal Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

Brian Nielsen*	_________________________ Trustee & Chairman	September 24, 2015
Thomas Sarkany*	_________________________ Trustee	September 24, 2015
Anthony Lewis*	_________________________ Trustee	September 24, 2015
Keith Rhoades*	_________________________ Trustee	September 24, 2015
Randy Skalla*	_________________________ Trustee	September 24, 2015
Kevin Wolf*	_________________________ President and Principal Executive Officer	September 24, 2015
Erik Naviloff*	_________________________ Treasurer and Principal Financial Officer	September 24, 2015

*By:   /s/James Ash

James Ash

*Attorney-in-Fact – pursuant to powers of attorney incorporated by reference to Post-Effective Amendment No. 2 (filed August 3, 2011) and Post-Effective Amendment No. 14 (filed November 2, 2011) and Post-Effective Amendment No. 92 (filed January 30, 2013) each to Registrant’s Registration Statement on Form N-1A.

EXHIBIT INDEX

99.28 (i)(9)	Opinion of Alston & Bird LLP regarding the Even Keel Multi-Asset Managed Risk Fund
99.28 (i)(29)	Consent of Alston & Bird LLP
99.28 (j)(13)	Consent of BBD, LLP with respect to the Even Keel Multi-Asset Managed Risk Fund